SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                                                                        [ ]
                       Post-Effective Amendment No. 20                  [X]
                            (File No. 333-44644)

                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 43                          [X]
                            (File No. 811-05213)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                         IDS Life of New York Account 8

                               Name of Depositor:
                     IDS LIFE INSURANCE COMPANY OF NEW YORK

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           20 Madison Avenue Extension
                                Albany, NY 12203
                                 (800) 541-2251

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                        50607 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on Oct. 3, 2005 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 20 to this Registration Statement No. 333-44644 on Form N-6 does not supersede Post-Effective Amendment No. 17 to Registration Statement No. 333-44644 filed on or about August 29, 2005 on behalf of IDS Life of New York Variable Universal Life IV/IDS Life of New York Variable Universal Life IV-Estate Series.

The purpose of this Post-Effective Amendment No. 20 is to update the prospectus and Statement of Additional Information for IDS Life of New York Variable Universal Life IV/IDS Life of New York Variable Universal Life IV-Estate Series.

The prospectus related to IDS Life of New York Variable Universal Life III filed electronically as Post-Effective Amendment No. 13 to Registration Statement No. 333-44644 filed on or about April 28, 2005 and declared effective on April 29, 2005 is incorporated by reference into Part A of Post-Effective Amendment No. 20 to this Registration Statement.

The combined Statement of Additional Information relating to IDS Life of New York Variable Universal Life III filed electronically as Post-Effective Amendment No. 13 to Registration Statement No. 333-44644 filed on or about April 28, 2005 and declared effective April 29, 2005 is incorporated by reference into Part B of Post-Effective Amendment No. 20 to this Registration Statement.

PROSPECTUS

OCT. 3, 2005

IDS LIFE OF NEW YORK

VARIABLE UNIVERSAL LIFE IV
VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

ISSUED BY:      IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)
                20 Madison Avenue Extension
                Albany, NY 12203
                Telephone: (800) 541-2251


                Website address: riversource.com


                IDS LIFE OF NEW YORK ACCOUNT 8

This prospectus contains information that you should know before investing in IDS Life of New York Variable Universal Life IV (VUL IV - NY) or IDS Life of New York Variable Universal Life IV - Estate Series (VUL IV ES - NY). VUL IV ES - NY is a life insurance policy with an initial specified amount of $1,000,000 or more. All other policies are VUL IV - NY policies. The information in this prospectus applies to both VUL IV ES - NY and VUL IV - NY unless stated otherwise.

The purpose of each policy is to provide life insurance protection on the life of the insured and to potentially build policy value. Each policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:

-    A fixed account to which we credit interest.

-    Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under these policies. Please read all prospectuses carefully and keep them for future reference.

This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

IDS Life of New York has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

-    Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Table of Contents


POLICY BENEFITS AND RISKS                                  3
Policy Benefits                                            3
Policy Risks                                               5
Fund Risks                                                 7


FEE TABLES                                                 7
Transaction Fees                                           7
Charges Other than Fund Operating Expenses                 8
Annual Operating Expenses of the Funds                    10
Compensation Disclosure                                   14

LOADS, FEES AND CHARGES                                   14
Premium Expense Charge                                    14
Monthly Deduction                                         14
Surrender Charge                                          15
Partial Surrender Charge                                  16
Mortality and Expense Risk Charge                         16
Annual Operating Expenses of the Funds                    16
Effect of Loads, Fees and Charges                         16
Other Information on Charges                              16

IDS LIFE OF NEW YORK                                      17

THE VARIABLE ACCOUNT AND THE FUNDS                        17
Relationship Between Funds and Subaccounts                26
Substitution of Investments                               26
Voting Rights                                             27

THE FIXED ACCOUNT                                         27

PURCHASING YOUR POLICY                                    27
Application                                               27
Premiums                                                  28

POLICY VALUE                                              28
Fixed Account                                             28
Subaccounts                                               29

KEEPING THE POLICY IN FORCE                               30
Minimum Initial Premium Period                            30
No Lapse Guarantee                                        30
Grace Period                                              30
Reinstatement                                             30
Exchange Right                                            31
Paid-Up Insurance Option                                  31

Proceeds Payable Upon Death                               31
Change in Death Benefit Option                            32
Changes in Specified Amount                               32
Misstatement of Age or Sex                                33
Suicide                                                   33
Beneficiary                                               33

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS       33
Restrictions on Transfers                                 34
Fixed Account Transfer Policies                           35
Minimum Transfer Amounts                                  35
Maximum Transfer Amounts                                  35
Maximum Number of Transfers Per Year                      35
Automated Transfers                                       35
Automated Dollar-Cost Averaging                           36
Asset Rebalancing                                         36

POLICY LOANS                                              36
Minimum Loan Amounts                                      37
Maximum Loan Amounts                                      37
Allocation of Loans to Accounts                           37
Repayments                                                37
Overdue Interest                                          37
Effect of Policy Loans                                    37

POLICY SURRENDERS                                         37
Total Surrenders                                          37
Partial Surrenders                                        37

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER         38

PAYMENT OF POLICY PROCEEDS                                39
Payment Options                                           39
Deferral of Payments                                      39

FEDERAL TAXES                                             40
IDS Life of New York's Tax Status                         40
Taxation of Policy Proceeds                               40
Modified Endowment Contracts                              41
Other Tax Considerations                                  42
Split Dollar Arrangements                                 43

DISTRIBUTION OF THE POLICY                                44

LEGAL PROCEEDINGS                                         45

POLICY ILLUSTRATIONS                                      45

KEY TERMS                                                 50

FINANCIAL STATEMENTS                                      51

CORPORATE REORGANIZATION

On Feb. 1, 2005 American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of American Express Financial Corporation. The separation of the American Express Financial Corporation from American Express was completed on Sept. 30, 2005. American Express Financial Corporation is now Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial and its subsidiaries, including IDS Life Insurance Company of New York, are no longer affiliated with American Express.


2 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS

      POLICY BENEFIT                      WHAT IT MEANS                                    HOW IT WORKS
DEATH BENEFIT                  We will pay a benefit to the            The amount payable is the death benefit amount minus any
                               beneficiary of the policy when the      indebtedness as of the death benefit valuation date. You
                               insured dies. Before the insured's      may choose either of the following death benefit options:
                               attained insurance age 100, your
                               policy's death benefit can never be
                               less than the specified amount unless   OPTION 1 (LEVEL AMOUNT): If death is prior to the insured's
                               you change that amount or your policy   attained insurance age 100, the death benefit amount is the
                               has outstanding indebtedness.           greater of the following as determined on the death benefit valuation date:

                                                                       -  the specified amount; or

                                                                       -  a percentage of the policy value.

                                                                       OPTION 2 (VARIABLE AMOUNT): If death is prior to the
                                                                       insured's attained insurance age 100, the death benefit
                                                                       amount is the greater of the following as determined on the death benefit valuation date:

                                                                       -  the policy value plus the specified amount; or

                                                                       -  the percentage of the policy value.

                                                                       You may change the death benefit option or specified amount within certain limits, but doing so generally will affect
                                                                       policy charges.

                                                                       UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON OR AFTER
                                                                       THE INSURED'S ATTAINED INSURANCE AGE 100, THE DEATH BENEFIT
                                                                       AMOUNT WILL BE THE GREATER OF:

                                                                       -  the policy value on the death benefit valuation date; or

                                                                       -  the policy value at the insured's attained insurance age
                                                                          100.

OPTIONAL INSURANCE BENEFITS    You may add optional benefits to your   AVAILABLE RIDERS YOU MAY ADD:
                               policy at an additional cost, in the
                               form of riders (if you meet certain     -  ACCIDENTAL DEATH BENEFIT RIDER (ADB): ADB provides an
                               requirements). The amounts of these        additional death benefit if the insured's death is
                               benefits do not vary with investment       caused by accidental injury.
                               experience of the variable account.
                               Certain restrictions apply and are      -  AUTOMATIC INCREASE BENEFIT RIDER (AIB): AIB provides an
                               clearly described in the applicable        increase in the specified amount at a designated
                               rider.                                     percentage on each policy anniversary until the earliest
                                                                          of the insured's attained insurance age 65 or the
                                                                          occurrence of certain other events, as described in the
                                                                          rider.

                                                                       -  BASE INSURED RIDER (BIR): BIR provides an additional
                                                                          level adjustable death benefit on the base insured.

                                                                       -  CHILDREN'S INSURANCE RIDER (CIR): CIR provides level
                                                                          term coverage on each eligible child.

                                                                       -  OTHER INSURED RIDER (OIR): OIR provides a level,
                                                                          adjustable death benefit on the life of each other
                                                                          insured covered.

                                                                       -  WAIVER OF MONTHLY DEDUCTION RIDER (WMD): Under WMD, we
                                                                          will waive the monthly deduction if the insured becomes
                                                                          totally disabled before attained insurance age 60.

3   IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK
     VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

      POLICY BENEFIT                      WHAT IT MEANS                                    HOW IT WORKS
MINIMUM INITIAL GUARANTEE      Your policy will not lapse (end         MINIMUM INITIAL GUARANTEE PERIOD: A period of the
PERIOD AND NO LAPSE            without value) if the Minimum           first five policy years during which you may choose
GUARANTEE (NLG)                Initial Guarantee Period or the NLG     to pay the minimum initial premium as long as the
                               is in effect, even if the cash          policy value minus indebtedness equals or exceeds the
                               surrender value is less than the        monthly deduction.
                               amount needed to pay the monthly
                               deduction.                              NO LAPSE GUARANTEE: Each policy has the following NLG
                                                                       option, which remains in effect if you meet certain
                                                                       premium requirements and indebtedness does not exceed
                                                                       the policy value minus surrender charges:

                                                                       -  NO LAPSE GUARANTEE TO AGE 100 (NLG-100) guarantees the
                                                                          policy will not lapse before the insured's attained
                                                                          insurance age 100.

FLEXIBLE PREMIUMS              You choose when to pay premiums and     When you apply for your policy, you state how much
                               how much premium to pay.                you intend to pay and whether you will pay quarterly,
                                                                       semiannually or annually. You may also make
                                                                       additional, unscheduled premium payments subject to
                                                                       certain limits. You cannot make premium payments on
                                                                       or after the insured's attained insurance age 100. We
                                                                       may refuse premiums in order to comply with the Code.
                                                                       Although you have flexibility in paying premiums, the
                                                                       amount and frequency of your payments will affect the
                                                                       policy value, cash surrender value and the length of
                                                                       time your policy will remain in force as well as
                                                                       affect whether the NLG remains in effect.

RIGHT TO EXAMINE YOUR          You may return your policy for any      You may mail or deliver the policy to our home office
POLICY ("FREE LOOK")           reason and receive a full refund of     or to your sales representative with a written
                               all premiums paid.                      request for cancellation by the 10th day after you
                                                                       receive it. On the date your request is postmarked or
                                                                       received, the policy will immediately be considered
                                                                       void from the start.

                                                                       Under our current administrative practice, your
                                                                       request to cancel the policy under the "Free Look"
                                                                       provision will be honored if received at our home
                                                                       office within 30 days from the latest of the
                                                                       following dates:

                                                                       -  The date we mail the policy from our office

                                                                       -  The policy date (only if the policy is issued in force)

                                                                       -  The date your sales representative delivers the policy
                                                                          to you as evidenced by our policy delivery receipt,
                                                                          which you must sign and date.

                                                                       We reserve the right to change or discontinue this
                                                                       administrative practice at any time.

EXCHANGE RIGHT                 For two years after the policy is       Because the policy itself offers a fixed return
                               issued, you can exchange it for one     option, all you need to do is transfer all of the
                               that provides benefits that do not      policy value in the subaccounts to the fixed account.
                               vary with the investment return of      This exchange does not require our underwriting
                               the subaccounts.                        approval. We do not issue a new policy.

4 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

      POLICY BENEFIT                      WHAT IT MEANS                                    HOW IT WORKS
INVESTMENT CHOICES             You may direct your net premiums or
                               transfer your policy's value to:

                               THE VARIABLE ACCOUNT which consists     -  UNDER THE VARIABLE ACCOUNT your policy's value may
                               of subaccounts, each of which              increase or decrease daily, depending on the
                               invests in a fund with a particular        investment return. No minimum amount is guaranteed.
                               investment objective; or

                               THE FIXED ACCOUNT which is our          -  THE FIXED ACCOUNT earns interest rates that we
                               general investment account.                adjust periodically. This rate will never be lower
                                                                          than 4%.

SURRENDERS                     You may cancel the policy while it      The cash surrender value is the policy value minus
                               is in force and receive its cash        indebtedness minus any applicable surrender charges.
                               surrender value or take a partial       Partial surrenders are available within certain
                               surrender out of your policy.           limits for a fee.

LOANS                          You may borrow against your             Your policy secures the loan.
                               policy's cash surrender value.

TRANSFERS                      You may transfer your policy's          You may transfer policy value from one subaccount to
                               value.                                  another or between subaccounts and the fixed account.
                                                                       Certain restrictions may apply. You can also arrange
                                                                       for automated transfers among the fixed account and
                                                                       subaccounts.

POLICY RISKS

      POLICY RISK                         WHAT IT MEANS                                    HOW IT WORKS
INVESTMENT RISK                You direct your net premiums or         -  You can lose cash values due to adverse investment
                               transfer your policy's value to a          experience. No minimum amount is guaranteed under the
                               subaccount that drops in value.            subaccounts of the variable account.

                                                                       -  Your death benefit under Option 2 may be lower due to
                                                                          adverse investment experience.

                                                                       -  Your policy could lapse due to adverse investment
                                                                          experience if neither the Minimum Initial Premium Period
                                                                          nor the NLG is in effect and you do not pay the premiums
                                                                          needed to maintain coverage.

                               You transfer your policy's value        -  The value of the subaccount from which you transferred
                               between subaccounts.                       could increase while the value of the subaccount to
                                                                          which you transferred could decrease.

RISK OF LIMITED POLICY         The policy is not suitable as a         -  If you are unable to afford the premiums needed to
VALUES IN EARLY YEARS          short-term investment.                     keep the policy in force for a long period of time,
                                                                          your policy could lapse with no value.

                               Your policy has little or no cash       -  Surrender charges significantly reduce policy value
                               surrender value in the early policy        during the first five policy years. Poor investment
                               years.                                     performance can also significantly reduce policy
                                                                          values. During early policy years the cash surrender
                                                                          value may be less than the premiums you pay for the
                                                                          policy.

                               Your ability to take partial            -  You cannot take partial surrenders during the first
                               surrenders is limited.                     policy year.

5 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

      POLICY BENEFIT                      WHAT IT MEANS                                    HOW IT WORKS
LAPSE RISK                     You do not pay the premiums needed      -  We will not pay a death benefit if your policy lapses.
                               to maintain coverage.

                               Your policy may lapse due to            -  Surrender charges affect the surrender value, which
                               surrender charges.                         is a measure we use to determine whether your policy
                                                                          will enter a grace period (and possibly lapse). A
                                                                          partial surrender will reduce the policy value, will
                                                                          reduce the death benefit and may terminate the NLG.

                               You take a loan against your policy.    -  Taking a loan increases the risk that your policy
                                                                          will lapse, will have a permanent effect on the policy
                                                                          value, will reduce the death benefit and may terminate
                                                                          the NLG.

                               Your policy can lapse due to poor       -  Your policy could lapse due to adverse investment
                               investment performance.                    experience if neither the Minimum Initial Premium
                                                                          Period nor the NLG is in effect and you do not pay
                                                                          premium needed to maintain coverage.

EXCHANGE/                      You drop another policy to buy this     -  You may pay surrender charges on the policy you drop.
REPLACEMENT RISK               one.
                                                                       -  This policy has surrender charges, which may extend
                                                                          beyond those in the policy you drop.

                                                                       -  You will be subject to new incontestability and suicide periods.

                                                                       -  You may be in a higher insurance risk rating category
                                                                          now and you may pay higher premiums.

                               You use cash values or dividends        -  If you borrow from another policy to buy this one, the
                               from another policy to buy this one.       loan reduces the death benefit on the other policy. If
                                                                          you fail to repay the loan and accrued interest, you
                                                                          could lose the other coverage and you may be subject to
                                                                          income tax if the policy ends with a loan against it.

                                                                       -  The exchange may have adverse tax consequences.

TAX RISK                       Congress may change current tax law     -  You could lose any or all of the specific federal
                               at any time.                               income tax attributes and benefits of life insurance
                                                                          policies including tax-deferred accrual of cash values
                               The interpretation of current tax          and income tax free death benefits.
                               law is subject to change by the
                               Internal Revenue Service (IRS) or
                               the courts at any time.

                               The policy fails to qualify as life     -  Earnings are taxable as ordinary income. Your
                               insurance for federal income tax           beneficiary may have to pay income tax on part of the
                               purposes.                                  death benefit.

                               Certain changes you make to the         -  Federal income tax on earnings will apply to
                               policy may cause it to become a            surrenders or loans from a modified endowment contract
                               "modified endowment contract" for          or an assignment of a modified endowment contract.
                               federal income tax purposes.               Earnings come out first on surrenders or loans from a
                                                                          modified endowment contract or an assignment of a
                                                                          modified endowment contract. If you are under age
                                                                          59 1/2, a 10% penalty tax also may apply to these
                                                                          earnings.

                               The IRS determines that you, not        -  You may be taxed on the income of each subaccount to
                               the Variable Account, are the owner        the extent of your investment.
                               of the fund shares held by our
                               Variable Account.

                               You buy this policy to fund a           -  The tax-deferred accrual of cash values provided by
                               tax-deferred retirement plan.              the policy is unnecessary because tax deferral is
                                                                          provided by the tax-deferred retirement plan.

6   IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK
     VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

      POLICY BENEFIT                      WHAT IT MEANS                                    HOW IT WORKS
TAX RISK (CONTINUED)           Your policy is not a modified           -  You will be taxed on any earnings generated in the
                               endowment contract and it lapses or        policy -- earnings in policy cash value and earnings
                               is fully surrendered with an               previously taken via existing loans. It could be the
                               outstanding  policy loan.                  case that a policy with a relatively small existing cash
                                                                          value could have significant earnings that will be taxed
                                                                          upon lapse or surrender of the policy.

Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

LIMITATIONS ON USE OF THE POLICY: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values. We may also be required to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY OR SURRENDER THE POLICY

TRANSACTION FEES

                                                                                          AMOUNT DEDUCTED
        CHARGE                         WHEN CHARGE IS DEDUCTED                  VUL IV - NY              VUL IV ES - NY
PREMIUM EXPENSE CHARGE         When you pay premium.                     3.5% of each premium       3.5% of each premium
                                                                         payment.                   payment.

SURRENDER CHARGE*              When you surrender your policy for its    Rate per $1,000 of         Rate per $1,000 of
                               full cash surrender value, or the         initial specified          initial specified
                               policy lapses, during the first ten       amount:                    amount:
                               years and for ten years after
                               requesting an increase in the             MINIMUM: $5.11 --          MINIMUM: $5.11 --
                               specified amount.                         Female, Standard, Age 1    Female, Standard, Age 1

                                                                         MAXIMUM: $36.80 --         MAXIMUM: $36.80 --
                                                                         Male, Smoker, Age 85       Male, Smoker, Age 85

                                                                         REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                                         $10.42 --                  $10.42 --
                                                                         Male, Preferred            Male, Preferred
                                                                         Nonsmoker, Age 40          Nonsmoker, Age 40

PARTIAL SURRENDER CHARGE       When you surrender part of the value      The lesser of:             The lesser of:
                               of your policy.
                                                                         -  $25; or                 -  $25; or

                                                                         -  2% of the amount        -  2% of the amount
                                                                            surrendered.               surrendered.

FEES FOR EXPRESS MAIL AND      When we pay policy proceeds by express    -  $15 -- United States    - $15 -- United States
ELECTRONIC FUND TRANSFERS OF   mail or electronic fund transfer.

LOAN PAYMENTS AND SURRENDERS                                             -  $30 -- International    - $30 -- International

* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or telephone number shown on the first page of this prospectus.

7 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES

                                                                                          AMOUNT DEDUCTED
        CHARGE                         WHEN CHARGE IS DEDUCTED                  VUL IV - NY              VUL IV ES - NY
COST OF INSURANCE CHARGES*     Monthly.                                  Monthly rate per $1,000    Monthly rate per $1,000
                                                                         of net amount at risk:     of net amount at risk:

                                                                         MINIMUM: $.06 --           MINIMUM: $.06 --
                                                                         Female, Standard, Age 10   Female, Standard, Age 10

                                                                         MAXIMUM: $83.33 --         MAXIMUM: $83.33 --
                                                                         Male, Smoker, Age 99       Male, Smoker, Age 99

                                                                         REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:

                                                                         $.20 -- Male, Preferred    $.20 -- Male, Preferred
                                                                         Nonsmoker, Age 40          Nonsmoker, Age 40

POLICY FEE                     Monthly.                                  GUARANTEED: $7.50 per      GUARANTEED: $7.50 per
                                                                         month.                     month.

                                                                         CURRENT:                   CURRENT: $0 per month.

                                                                         $7.50 per month for
                                                                         initial specified
                                                                         amounts below $250,000;
                                                                         and
                                                                         $0 per month for
                                                                         initial specified
                                                                         amounts of $250,000 and
                                                                         above.

MORTALITY AND EXPENSE RISK     Daily.                                    GUARANTEED: .90% of the    GUARANTEED: .90% of
CHARGE                                                                   average daily net asset    the average daily net
                                                                         value of the               asset value of the
                                                                         subaccounts for all        subaccounts for all
                                                                         policy years.              policy years.

                                                                         CURRENT:                   CURRENT:

                                                                         -  .90% for policy years   -  .90% for policy
                                                                            1-10;                      years 1-10;

                                                                         -  .45% for policy years   -  .30% for policy
                                                                            11-20; and                 years 11-20; and

                                                                         -  .30% for policy years   -  .20% for policy
                                                                            21 and after.              years 21 and after.

INTEREST RATE ON LOANS         Charged daily and due at the end of       GUARANTEED:                GUARANTEED:
                               the policy year.
                                                                         -  .6% per year.           -  .6% per year.

                                                                         CURRENT:                   CURRENT:

                                                                         -  .6% for policy years    -  .6% for policy years
                                                                            1-10;                      1-10;
                                                                         -  .4% for policy years    -  .4% for policy years
                                                                            11+                        11+

ACCIDENTAL DEATH BENEFIT       Monthly.                                  MONTHLY RATE PER $1,000    MONTHLY RATE PER
RIDER (ADB)*                                                             OF ACCIDENTAL DEATH        $1,000 OF ACCIDENTAL
                                                                         BENEFIT AMOUNT:            DEATH BENEFIT AMOUNT:

                                                                         MINIMUM: $.04 --           MINIMUM: $.04 --
                                                                         Female, Age 5              Female, Age 5

                                                                         MAXIMUM: $.16 -- Male,     MAXIMUM: $.16 -- Male,
                                                                         Age 69                     Age 69

                                                                         REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:

                                                                         $.08 -- Male, Preferred    $.08 -- Male, Preferred
                                                                         Nonsmoker, Age 40          Nonsmoker, Age 40

* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or telephone number shown on the first page of this prospectus.

8 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

                                                                                          AMOUNT DEDUCTED
        CHARGE                         WHEN CHARGE IS DEDUCTED                  VUL IV - NY                VUL IV ES - NY
AUTOMATIC INCREASE             No charge.                                No charge for this         No charge for this
BENEFIT RIDER (AIB)                                                      rider, however, the        rider, however, the
                                                                         additional insurance       additional insurance
                                                                         added by the rider is      added by the rider is
                                                                         subject to monthly cost    subject to monthly cost
                                                                         of insurance charges.      of insurance charges.

BASE INSURED RIDER             Monthly.                                  MONTHLY RATE PER $1,000    MONTHLY RATE PER $1,000
(BIR)*                                                                   OF BASE INSURED RIDER      OF BASE INSURED RIDER
                                                                         SPECIFIED AMOUNT:          SPECIFIED AMOUNT:

                                                                         MINIMUM: $.06 --           MINIMUM: $.06 -- Female,
                                                                         Female, Standard, Age 10   Standard, Age 10

                                                                         MAXIMUM: $83.33 --         MAXIMUM: $83.33 -- Male,
                                                                         Male, Smoker, Age 99       Smoker, Age 99

                                                                         REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:

                                                                         $.20 -- Male, Preferred    $.20 -- Male, Preferred
                                                                         Nonsmoker, Age 40          Nonsmoker, Age 40

CHILDREN'S INSURANCE           Monthly.                                  MONTHLY RATE PER $1,000    MONTHLY RATE PER $1,000
RIDER (CIR)                                                              OF CIR SPECIFIED AMOUNT:   OF CIR SPECIFIED AMOUNT:

                                                                         $.58                       $.58

OTHER INSURED RIDER            Monthly.                                  MONTHLY RATE PER $1,000    MONTHLY RATE PER $1,000
(OIR)*                                                                   OF OIR SPECIFIED AMOUNT:   OF OIR SPECIFIED AMOUNT:

                                                                         MINIMUM: $.06 --           MINIMUM: $.06 -- Female,
                                                                         Female, Standard, Age 10   Standard, Age 10

                                                                         MAXIMUM: $83.33 --         MAXIMUM: $83.33 -- Male,
                                                                         Male, Smoker, Age 99       Smoker, Age 99

                                                                         REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:

                                                                         $.20 -- Male, Preferred    $.20 -- Male, Preferred
                                                                         Nonsmoker, Age 40          Nonsmoker, Age 40

WAIVER OF MONTHLY              Monthly.                                  MONTHLY RATE PER $1,000    MONTHLY RATE PER $1,000
DEDUCTION RIDER                                                          OF NET AMOUNT AT RISK      OF NET AMOUNT AT RISK
(WMD)                                                                    PLUS THE BASE INSURED      PLUS THE BASE INSURED
                                                                         RIDER SPECIFIED AMOUNT     RIDER SPECIFIED AMOUNT
                                                                         AND THE OTHER INSURED      AND THE OTHER INSURED
                                                                         RIDER SPECIFIED AMOUNTS    RIDER SPECIFIED AMOUNTS
                                                                         IF APPLICABLE:             IF APPLICABLE:

                                                                         MINIMUM: $.01 --           MINIMUM: $.01 -- Female,
                                                                         Female, Standard, Age 5    Standard, Age 5

                                                                         MAXIMUM: $.28 -- Male,     MAXIMUM: $.28 -- Male,
                                                                         Smoker, Age 59             Smoker, Age 59

                                                                         REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:

                                                                         $.02 -- Male, Preferred    $.02 -- Male, Preferred
                                                                         Nonsmoker, Age 40          Nonsmoker, Age 40

* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or telephone number shown on the first page of this prospectus.

9   IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK
           VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS
(including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                          MINIMUM       MAXIMUM
Total expenses before fee waivers and/or expense reimbursements           .55%(17)      2.86%(17)


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
                                                                                                                   GROSS TOTAL
                                                                                 MANAGEMENT     12B-1      OTHER     ANNUAL
                                                                                    FEES        FEES     EXPENSES   EXPENSES

AIM V.I. Capital Appreciation Fund, Series II Shares                                 .61%       .25%       .30%      1.16%(1)
AIM V.I. Capital Development Fund, Series II Shares                                  .75        .25        .35       1.35(1)
AIM V.I. Dynamics Fund, Series I Shares                                              .75         --        .39       1.14(1)
(previously INVESCO VIF - Dynamics Fund, Series I Shares)
AIM V.I. Financial Services Fund, Series I Shares                                    .75         --        .37       1.12(1)
(previously INVESCO VIF - Financial Services Fund, Series I Shares)
AIM V.I. Technology Fund, Series I Shares                                            .75         --        .40       1.15(1)
(previously INVESCO VIF - Technology Fund, Series I Shares)
AllianceBernstein VP Growth and Income Portfolio (Class B)                           .55        .25        .05        .85(2)
AllianceBernstein VP International Value Portfolio (Class B)                         .75        .25        .20       1.20(2)
American Century(R) VP International, Class II                                      1.17        .25         --       1.42(3)
American Century(R) VP Value, Class II                                               .83        .25         --       1.08(3)
Calvert Variable Series, Inc. Social Balanced Portfolio                              .70         --        .21        .91(4)
Columbia High Yield Fund, Variable Series, Class B                                   .60        .25        .16       1.01(19),(25)
Evergreen VA Fundamental Large Cap Fund - Class 2                                    .56        .25        .16        .97(5)
(previously Evergreen VA Growth and Income Fund - Class 2)
Fidelity(R) VIP Growth & Income Portfolio Service Class 2                            .47        .25        .13        .85(6)
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                    .57        .25        .14        .96(6)
Fidelity(R) VIP Overseas Portfolio Service Class 2                                   .72        .25        .19       1.16(6)
FTVIPT Franklin Real Estate Fund - Class 2                                           .48        .25        .02        .75(7),(8)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                            .53        .25        .18        .96(8),(9)
FTVIPT Mutual Shares Securities Fund - Class 2                                       .60        .25        .15       1.00(8)
Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                          .70         --        .08        .78(10),(11)
Goldman Sachs VIT Mid Cap Value Fund                                                 .80         --        .08        .88(10)
Janus Aspen Series Global Technology Portfolio: Service Shares                       .64        .25        .07        .96(12)
Janus Aspen Series International Growth Portfolio: Service Shares                    .64        .25        .04        .93(12)
Lazard Retirement International Equity Portfolio                                     .75        .25        .29       1.29(13)
MFS(R) Investors Growth Stock Series - Service Class                                 .75        .25        .11       1.11(14),(15)
MFS(R) New Discovery Series - Service Class                                          .90        .25        .11       1.26(14),(15)
MFS(R) Utilities Series - Service Class                                              .75        .25        .14       1.14(14),(15)
Oppenheimer Global Securities Fund/VA, Service Shares                                .63        .25        .03        .91(19),(26)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                            .75        .25        .06       1.06(19),(26)
Oppenheimer Strategic Bond Fund/VA, Service Shares                                   .71        .25        .03        .99(19),(26)
Pioneer Equity Income VCT Portfolio - Class II Shares                                .65        .25        .08        .98(16)
Pioneer Europe VCT Portfolio - Class II Shares                                      1.00        .25        .95       2.20
Putnam VT Health Sciences Fund - Class IB Shares                                     .70        .25        .15       1.10(16)


10 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

(before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                               GROSS TOTAL
                                                                             MANAGEMENT     12B-1      OTHER     ANNUAL
                                                                                FEES        FEES     EXPENSES   EXPENSES
Putnam VT International Equity Fund - Class IB Shares                            .75%       .25%       .19%      1.19%(16)
Putnam VT Vista Fund - Class IB Shares                                           .65        .25        .14       1.04(16)
RiverSource(SM) Variable Portfolio - Balanced Fund                               .59        .13        .08        .80(17)
(previously AXP(R) Variable Portfolio - Managed Fund)
RiverSource(SM) Variable Portfolio - Cash Management Fund                        .51        .13        .08        .72(17)
(previously AXP(R) Variable Portfolio - Cash Management Fund)
RiverSource(SM) Variable Portfolio - Core Bond Fund                              .63        .13        .39       1.57(17),(18),(19)
(previously AXP(R) Variable Portfolio - Core Bond Fund)
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                       .60        .13        .10        .83(17)
(previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund              .64        .13        .11        .88(17)
(previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                      1.11        .13        .42       1.65(17),(18)
(previously AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund)
RiverSource(SM) Variable Portfolio - Global Bond Fund                            .83        .13        .14       1.10(17)
(previously AXP(R) Variable Portfolio - Global Bond Fund)
RiverSource(SM) Variable Portfolio - Global Inflation Protected
Securities Fund                                                                  .49        .13        .18        .81(17),(18),(19)
(previously AXP(R) Variable Portfolio - Global Inflation Protected
Securities Fund)(20)
RiverSource(SM) Variable Portfolio - Growth Fund                                 .55        .13        .18        .86(17)
(previously AXP(R) Variable Portfolio - Growth Fund)
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                        .62        .13        .09        .84(17)
(previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                   .64        .13        .80       1.57(17),(18),(19)
(previously AXP(R) Variable Portfolio - Income Opportunities Fund)
RiverSource(SM) Variable Portfolio - International Opportunity Fund              .75        .13        .12       1.00(17).(18)
(previously AXP(R) Variable Portfolio - Threadneedle International Fund)
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                       .65        .13        .08        .86(17)
(previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                        .63        .13       2.10       2.86(17),(18),(19)
(previously AXP(R) Variable Portfolio - Large Cap Value Fund)
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                         .57        .13        .15        .85(17),(18)
(previously AXP(R) Variable Portfolio - Equity Select Fund)
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                          .73        .13        .53       1.39(17),(18),(19)
(previously AXP(R) Variable Portfolio - Mid Cap Value Fund)
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                      .53        .13        .06        .72(17)
(previously AXP(R) Variable Portfolio - New Dimensions Fund(R))
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                          .29        .13        .13        .55(17),(18)
(previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
RiverSource(SM) Variable Portfolio - Select Value Fund                           .81        .13       1.03       1.97(17),(18),(19)
(previously AXP(R) Variable Portfolio - Select Value Fund)
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund         .61        .13        .10        .84(17)
(previously AXP(R) Variable Portfolio - Short Duration U.S. Government Fund)
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                    .85        .13        .14       1.12(17)
(previously AXP(R) Variable Portfolio - Small Cap Advantage Fund)
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                        .94        .13        .20       1.27(17),(18)
(previously AXP(R) Variable Portfolio - Partners Small Cap Value Fund)
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                    .51        .13        .08        .72(17)
(previously AXP(R) Variable Portfolio - Strategy Aggressive Fund)
Wanger International Small Cap                                                  1.17        --         .19       1.36(21)
Wanger U.S. Smaller Companies                                                    .92        --         .08       1.00(22)


11 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

(before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                                   GROSS TOTAL
                                                                                 MANAGEMENT     12B-1      OTHER     ANNUAL
                                                                                    FEES        FEES     EXPENSES   EXPENSES
Wells Fargo Advantage Asset Allocation Fund                                          .55%       .25%       .22%      1.02%(23)
Wells Fargo Advantage International Core Fund                                        .75        .25        .42       1.42(23)
(previously Wells Fargo VT International Equity Fund)
Wells Fargo Advantage Opportunity Fund                                               .72        .25        .20       1.17(24)
(successor to Strong Opportunity Fund II - Advisor Class)
Wells Fargo Advantage Small Cap Growth Fund                                          .75        .25        .24       1.24(23)

(1) Figures shown in the table are for the year ended Dec. 31, 2004 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor and/or distributor, as the case may be, has contractually agreed to waive advisory fees and/or reimburse expenses of to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares (advisor only) to 1.30% of average daily net assets and Series II shares (advisor and/or distributor) to 1.45% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006. Effective Jan. 1, 2005 through June 30, 2006, the adviser has contractually agreed to waive a portion of its advisory fees to the extent that total expenses exceed 1.34% for AIM V.I. Capital Development Fund, Series II Shares and 1.13% for AIM V.I. Dynamics Fund, Series I Shares average daily net assets.

(2) Expense information restated to reflect a reduction in management fees effective Sept. 7, 2004.

(3) Based on expenses incurred by the Fund, as stated in the most recent shareholder report. The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(4) Expenses are based on expenses for the Portfolio's most recent fiscal year. Management fees include the subadvisory fee paid by the Advisor, to the Subadvisers, and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(5) The total ratio of expenses to average net assets excludes expense reductions and fee waivers. These fees have been restated to reflect current fees.

(6) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93% for Fidelity(R) VIP Mid Cap Portfolio Service Class 2 and 1.12% for Fidelity(R) VIP Overseas Portfolio Service Class 2. These offsets may be discontinued at any time.

(7) The Fund administration fee is paid indirectly through the management fee.

(8) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(9) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.04%) and 0.92% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.

(10) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2004. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.16% for Goldman Sachs VIT CORE(SM) U.S. Equity Fund and 0.25% for Goldman Sachs VIT Mid Cap Value Equity Fund of the Fund's average daily net assets. The Investment Adviser for Goldman Sachs VIT CORE(SM) U.S. Equity has contractually agreed to maintain these expense limitations through June 30, 2005. The Investment Adviser for Goldman Sachs VIT Mid Cap Value Equity Fund may waive or modify the expense limitation for the Fund, at its discretion, at anytime. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Fund is not obligated to reimburse the Investment Adviser for prior fiscal year expense reimbursements, if any.

(11) Effective June 1, 2004, the Investment Adviser voluntarily agreed to waive a portion of its management fee for Goldman Sachs VIT CORE(SM) U.S. Equity Fund, equal to an annual percentage rate of 0.05% of the Fund's average daily net assets. Management fee waiver for the period ended Dec. 31, 2004 was 0.03%.

(12) Fees and expenses shown were determined based on net assets as of the fiscal year ended Dec. 31, 2004, restated to reflect reductions in the Portfolios' management fees effective July 1, 2004. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(13) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

(14) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(15) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent and may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. Any such expense reductions are not reflected in the table. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.25% for New Discovery Series and 1.13% for Utilities Series.

(16) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004.

(17) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.



12   IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK
      VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES - PROSPECTUS

(18) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio
       - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99%for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(19) Available under IDS Life of New York Variable Universal Life IV/IDS Life of New York Universal Life IV - Estate Series policies sold on or after Aug. 30, 2005.

(20) AXP(R) Variable Portfolio - Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund on Sept. 12, 2005.

(21) In accordance with the terms of the Assurance of Discontinuance entered into by certain affiliates of the Fund's adviser with the New York Attorney General on Feb. 9, 2005, the management fee has been restated to reflect a waiver by the adviser of a portion of the management fees for the Fund so that those fees are retained at the following rates: 1.15% of net assets up to $100 million; 1.00% of the next $150 million; and 0.95% of net assets in excess of $250 million. The fee waiver was instituted Feb. 10, 2005 retroactive to Dec. 1, 2004. On March 9, 2005, the investment advisory agreement was amended to contractually reduce the management fee to reflect the above-noted rates. If the fee waiver had not been implemented as noted above, actual expenses of the Fund would be as follows: management fee, 1.17%; other expenses, 0.19%; and total operating expenses, 1.36%.

(22) In accordance with the terms of the Assurance of Discontinuance entered into by certain affiliates of the Fund's adviser with the New York Attorney General on Feb. 9, 2005, the management fee has been restated to reflect a waiver by the adviser of a portion of the management fees for the Fund so that those fees are retained at the following rates: 0.99% of net assets up to $100 million; 0.94% of the next $150 million; and 0.89% of net assets in excess of $250 million. The fee waiver was instituted Feb. 10, 2005 retroactive to Dec. 1, 2004. On March 9, 2005, the investment advisory agreement was amended to contractually reduce the management fee to reflect the above-noted rates. If the fee waiver had not been implemented as noted above, actual expenses of the Fund would be as follows: management fee, 0.92%; other expenses, 0.08%; and total operating expenses, 1.00%.

(23) The Funds' investment adviser has implemented a break point schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. The adviser has committed through April 30, 2006 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements "Gross total annual expenses" would be 1.00% for Wells Fargo Advantage Asset Allocation Fund, 1.00% for Wells Fargo Advantage International Core Fund and 1.20% for Wells Fargo Advantage Small Cap Growth Fund. Please refer to the Fund's prospectus for additional details.

(24) On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation (SFC) to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholder of the Strong funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on Dec. 10 and Dec. 22, 2004. Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage Opportunity Fund. The Funds' investment adviser has implemented a break point schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. Other expenses for the Fund are based on estimates for the current fiscal year. The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements "Gross total annual expenses" would be 1.07% for Wells Fargo Advantage Opportunity Fund. Please refer to the Fund's prospectus for additional details.

(25) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. If this waiver were reflected in the table, other expenses for Class B shares would be 0.00% and total annual fund operating expenses for Class B shares would be 0.66%. In addition, the Fund's distributor has voluntarily agreed to waive 0.19% of the 12b-1 fees. If this waiver were reflected in the table, the 12b-1 fees for Class B shares would be 0.06%. These arrangements may be modified or terminated by the distributor at any time.


(26) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004.

13 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

COMPENSATION DISCLOSURE

We and/or our affiliates may receive compensation when you allocate premiums or policy value to subaccounts which invest in the funds listed in the table above. The amount of this compensation varies by fund, may be significant and may create potential conflicts of interest. For example, the amount of compensation potentially available under a compensation arrangement may influence our decision on which funds to include or retain in the policy (see "The Variable Account and the Funds -- The funds"). This compensation is in addition to any revenues we receive from the charges you pay when buying, owning and surrendering the policy.

This compensation may be paid to us and/or our affiliates from various sources including:

o fund assets (but only for those funds with 12b-1 plans as disclosed in the table above. See the fund's prospectus for details about these plans. Because 12b-1 fees are paid out of fund assets on an on-going basis, policy owners who select subaccounts investing in funds that have adopted 12b-1 plans may pay more than policy owners who select subaccounts investing in funds that have not adopted 12b-1 plans);

o  assets of the fund's adviser, subadviser or an affiliate of either;

o  assets of the fund's distributor or an affiliate.

In accordance with applicable laws, regulations and the terms of the agreements under which such compensation is paid, we or our affiliates may receive this compensation for various purposes including:

o compensating, training and educating sales representatives who sell the policies;

o activities or services we or our affiliates provide which assist in the promotion and distribution of the policies including the funds available under the policies;

o advertising, printing and mailing sales literature, printing and distributing prospectuses and reports;

o furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD);

o subaccounting, transaction processing, recordkeeping and administrative services.

Loads, Fees and Charges

Policy charges primarily compensate us for:

o  providing the insurance benefits of the policy;

o  issuing the policy;

o  administering the policy;

o  assuming certain risks in connection with the policy; and

o  distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3.5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also may compensate us for paying taxes imposed by the State of New York on premiums received by insurance companies.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

14 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

o you do not specify the accounts from which you want us to take the monthly deduction, or

o the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the NLG is in effect or the Minimum Initial Guarantee Period is in effect and the premium payment requirements have been met. (See "No Lapse Guarantee, " "Minimum Initial Guarantee Period," "Grace Period" and "Reinstatement.")

Components of the monthly deduction:

1. Cost of Insurance: primarily, this is the cost of providing the death benefit under your policy. It depends on:

    o the amount of the death benefit;

    o the policy value; and

    o the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [a x (b - c)] + d where:

    (a) is the monthly cost of insurance rate based on the insured's insurance age, duration, sex (unless unisex rates are required by law) and risk classification and election of WMD. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.

        We set the rates based on our expectations as to future mortality experience. Our current monthly cost of insurance rates are less than the maximum monthly cost of insurance rates guaranteed in the policy. We reserve the right to change rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

    (b) is the death benefit on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).

    (c) is the policy value on the monthly date. At this point, the policy value has been reduced by the policy fee and any charges for optional riders with the exception of the WMD as it applies to the base policy.

    (d) is any flat extra insurance charges we assess as a result of special underwriting considerations.

2. Policy fee: $7.50 per month for initial specified amounts below $250,000 and $0 per month for initial specified amounts of $250,000 and above for VUL IV - NY; $0 per month for VUL IV ES - NY. This charge primarily reimburses us for expenses associated with issuing the policy, such as processing the application (mostly underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month for either policy.

3. Optional insurance benefit charges: charges for any optional benefits you add to the policy by rider. (See "Fee Tables -- Charges Other than Fund
   Operating Expenses.")

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 10 policy years and in the 10 years following an increase in specified amount, we will reduce your policy value, minus indebtedness, by the applicable surrender charge.

The surrender charge primarily reimburses us for costs of issuing the policy, such as processing the application (mostly underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. We will show the additional maximum surrender charge in a revised policy. It will be based on the insured's attained insurance age, sex, risk classification and the amount of the increase. It will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.

The following table illustrates the maximum surrender charge for VUL IV - NY and VUL IV ES - NY for a male, insurance age 40 qualifying for preferred nonsmoker rates. We assume the specified amount to be $275,000 for VUL IV-NY. For VUL IV ES - NY, we assume the specified amount to be $2,000,000.

15 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS


Lapse or surrender                        Maximum Surrender Charge
at beginning of year            VUL IV - NY                      VUL IV ES - NY

      1                          $2,865.50                         $20,840.00
      2                           2,865.50                          20,840.00
      3                           2,865.50                          20,840.00
      4                           2,865.50                          20,840.00
      5                           2,865.50                          20,840.00
      6                           2,865.50                          20,840.00
      7                           2,292.40                          16,672.00
      8                           1,719.30                          12,504.00
      9                           1,146.20                           8,336.00
     10                             573.10                           4,168.00
     11                               0.00                               0.00

From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE

We deduct this charge from the subaccounts. It is equal, on an annual basis, to ..9% of the average daily net asset value of the subaccounts for the first 10 policy years. For years 11-20 this charge equals .45% for VUL IV - NY and .3% for VUL IV ES - NY. For years 21 and after, this charge equals .3% for VUL IV - NY and .2% for VUL IV ES - NY. We reserve the right to charge up to .9% for both VUL IV - NY and VUL IV ES - NY for all policy years. Computed daily, the charge primarily compensates us for:

o Mortality risk -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

o Expense risk -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

o  cost of insurance charges;

o  surrender charges;

o  cost of optional insurance benefits;

o  policy fees;

o  mortality and expense risk charges; and

o annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

16 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

IDS Life of New York

We are a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.

We conduct a conventional life insurance business in the State of New York. Our affiliate, IDS Life Insurance Company (IDS Life), has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.

The Variable Account and the Funds

The Variable Account: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

The funds: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

o Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o Fund name and management: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

o Fund selection: We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include compensation we and our affiliates may receive from a fund's investment adviser, subadviser, distributor or an affiliate. This compensation benefits us and our affiliates (see "Distribution of the Policy"). The amount of this compensation differs by fund and depending on the amount of average daily net assets invested in a particular fund, this compensation may be significant. For example, the compensation we receive from affiliates of funds other than the RiverSource(SM) Variable Portfolio Funds (previously AXP(R) Variable Portfolio Funds) currently ranges up to 0.50% of the average daily net assets invested in the fund through this policy and other contracts we or our affiliates issue. This compensation is in addition to any revenues we receive from the charges you pay when buying, owning and surrendering the policy (see "Fee Tables").

o Allocation of premiums and policy value: Premiums and policy value you allocate to subaccounts investing in any of the RiverSource(SM) Variable Portfolio Funds are generally more profitable for us and our affiliates. For example, we may receive compensation from our affiliates in connection with premiums and policy value you allocate to the RiverSource(SM) Variable Portfolio Funds that exceed the range disclosed in the previous paragraph for the funds our affiliates do not manage. This may influence recommendations your sales representative makes regarding whether you should invest in the policy, and whether you should allocate premiums or policy value to a particular subaccount.

o Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

You can direct your net premiums and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

Please refer to the prospectuses for the funds for more information. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

17 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

You can direct your net premiums and tranfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


------------------------------ ----------------------------------------------------- -----------------------
Fund                           Investment Objectives and Policies                    Investment Adviser
------------------------------ ----------------------------------------------------- -----------------------
AIM V.I. Capital               Growth of capital. Invests principally in common      A I M Advisors, Inc.
Appreciation Fund,             stocks of companies likely to benefit from new or
Series II Shares               innovative products, services or processes as well
                               as those with above-average long-term growth and
                               excellent prospects for future growth. The fund can
                               invest up to 25% of its total assets in foreign
                               securities that involve risks not associated with
                               investing solely in the United States.

------------------------------ ----------------------------------------------------- -----------------------
AIM V.I. Capital Development   Long-term growth of capital. Invests primarily in     A I M Advisors, Inc.
Fund,                          securities (including common stocks, convertible
Series II Shares               securities and bonds) of small- and medium-sized
                               companies. The fund may invest up to 25% of its
                               total assets in foreign securities.

------------------------------ ----------------------------------------------------- -----------------------
AIM V.I. Dynamics Fund,        Capital growth. Invests at least 65% of its net       A I M Advisors, Inc.
Series I Shares                assets primarily in common stocks of mid-sized
                               companies, companies included in the Russell
(previously INVESCO            Midcap(R) Growth Index at the time of purchase. The
VIF - Dynamics Fund, Series    Fund also has the flexibility to invest in other
I Shares)                      types of securities, including preferred stocks,
                               convertible securities and bonds.

------------------------------ ----------------------------------------------------- -----------------------
AIM V.I. Financial Services    Capital growth. Actively managed. Invests at least    A I M Advisors, Inc.
Fund,                          80% of its net assets in the equity securities and
Series I Shares                equity-related instruments of companies involved in
                               the financial services sector. These companies
(previously INVESCO            include, but are not limited to, banks, insurance
VIF - Financial Services       companies, investment and miscellaneous industries
Fund, Series I Shares)         (asset managers, brokerage firms, and
                               government-sponsored agencies and suppliers to
                               financial services companies).

------------------------------ ----------------------------------------------------- -----------------------
AIM V.I. Technology Fund,      Capital growth. The Fund is actively managed.         A I M Advisors, Inc.
Series I Shares                Invests at least 80% of its net assets in equity
                               securities and equity-related instruments of
(previously INVESCO            companies engaged in technology-related industries.
VIF - Technology Fund,         These include, but are not limited to, various
Series I Shares)               applied technologies, hardware, software,
                               semiconductors, telecommunications equipment and
                               services, and service-related companies in
                               information technology. Many of these products and
                               services are subject to rapid obsolescence, which
                               may lower the market value of securities of the
                               companies in this sector.

------------------------------ ----------------------------------------------------- -----------------------
AllianceBernstein              Reasonable current income and reasonable              Alliance Capital
VP Growth and Income           appreciation. Invests primarily in dividend-paying    Management L.P.
Portfolio (Class B)            common stocks of good quality.

------------------------------ ----------------------------------------------------- -----------------------
AllianceBernstein              Long-term growth of capital. Invests primarily in a   Alliance Capital
VP International Value         diversified portfolio of foreign equity securities.   Management L.P.
Portfolio (Class B)

------------------------------ ----------------------------------------------------- -----------------------
American Century(R)            Capital growth, with income as a secondary            American Century
VP International, Class II     objective. Invests primarily in stocks of growing     Investment
                               foreign companies in developed countries.             Management, Inc.
------------------------------ ----------------------------------------------------- -----------------------

18 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

------------------------------- ----------------------------------------------------- -----------------------
Fund                            Investment Objectives and Policies                    Investment Adviser
------------------------------- ----------------------------------------------------- -----------------------
American Century(R)             Long-term capital growth, with income as a            American Century
VP Value, Class II              secondary objective. Invests primarily in stocks of   Investment
                                companies that management believes to be              Management, Inc.
                                undervalued at the time of purchase.
------------------------------- ----------------------------------------------------- -----------------------
Calvert Variable Series, Inc.   Income and capital growth. Invests primarily in       Calvert Asset
Social Balanced Portfolio       stocks, bonds and money market instruments which      Management Company,
                                offer income and capital growth opportunity and       Inc. (CAMCO),
                                which satisfy the investment and social criteria.     investment adviser.
                                                                                      SsgA Funds
                                                                                      Management, Inc. and
                                                                                      New Amsterdam
                                                                                      Partners, LLP are the
                                                                                      investment
                                                                                      subadvisers.
------------------------------- ----------------------------------------------------- -----------------------

Columbia High Yield Fund,       High level of current income with capital             Columbia Management
Variable Series, Class B(1)     appreciation as a secondary objective when            Advisors, Inc.
                                consistent with the goal of high current income.
                                The Fund normally invests at least 80% of its net
                                assets (plus any borrowings for investment
                                purposes) in high yielding corporate debt
                                securities, such as bonds, debentures and notes
                                that are rated below investment which the Fund's
                                investment advisor has determined to be of
                                comparable quality. No more than 10% of the Fund's
                                total assets will normally be invested in
                                securities rated CCC or lower by S&P or Caa or
                                lower by Moody's.

------------------------------- ----------------------------------------------------- -----------------------
Evergreen VA Fundamental        Capital growth with the potential for current         Evergreen Investment
Large Cap Fund - Class 2        income. Invests in primarily common stocks of         Management Company,
                                medium- and                                           LLC
(previously Evergreen           large-sized U.S. companies whose market
VA Growth and Income Fund -     capitalizations at time of purchase fall within the
Class 2)                        range tracked by the Russell 1000(R) Index.
------------------------------- ----------------------------------------------------- -----------------------
Fidelity(R) VIP Growth &        Seeks high total return through a combination of      Fidelity Management &
Income Portfolio Service        current income and capital appreciation. Normally     Research Company
Class 2                         invests a majority of assets in common stocks with    (FMR), investment
                                a focus on those that pay current dividends and       manager; FMR U.K.,
                                show potential for capital appreciation. May invest   FMR Far East,
                                in bonds, including lower-quality debt securities,    sub-investment
                                as well as stocks that are not currently paying       advisers.
                                dividends, but offer prospects for future income or
                                capital appreciation. Invests in domestic and
                                foreign issuers. The Fund invests in either
                                "growth" stocks or "value" stocks or both.
------------------------------- ----------------------------------------------------- -----------------------
Fidelity(R) VIP Mid Cap         Long-term growth of capital. Normally invests         FMR, investment
Portfolio Service Class 2       primarily in common stocks. Normally invests at       manager;
                                least 80% of assets in securities of companies with   FMR U.K., FMR Far
                                medium market capitalizations. May invest in          East,
                                companies with smaller or larger market               sub-investment
                                capitalizations. Invests in domestic and foreign      advisers.
                                issuers. The Fund invests in either "growth" or
                                "value" common stocks or both.
------------------------------- ----------------------------------------------------- -----------------------
Fidelity(R) VIP Overseas        Long-term growth of capital. Normally invests         FMR, investment
Portfolio Service Class 2       primarily in common stocks of foreign securities.     manager;
                                Normally invests at least 80% of assets in non-U.S.   FMR U.K., FMR Far
                                securities.                                           East, Fidelity
                                                                                      International
                                                                                      Investment Advisors
                                                                                      (FIIA) and FIIA U.K.,
                                                                                      sub-investment
                                                                                      advisers.
------------------------------- ----------------------------------------------------- -----------------------
FTVIPT Franklin                 Capital appreciation, with current income as a        Franklin Advisers,
Real Estate Fund - Class 2      secondary goal. The Fund normally invests at least    Inc.
                                80% of its net assets in investments of companies
                                operating in the
                                real estate sector.
------------------------------- ----------------------------------------------------- -----------------------

19 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

------------------------------- ----------------------------------------------------- -----------------------
Fund                            Investment Objectives and Policies                    Investment Adviser
------------------------------- ----------------------------------------------------- -----------------------
FTVIPT Franklin Small Cap       Long-term total return. The Fund normally invests     Franklin Advisory
Value Securities                at least 80% of its net assets in investments of      Services, LLC
Fund - Class 2                  small capitalization companies, and invests
                                primarily to predominantly in equity securities.
                                For this Fund, small-capitalization companies are
                                those with market capitalization values not
                                exceeding
                                $2.5 billion, at the time of purchase.
------------------------------- ----------------------------------------------------- -----------------------
FTVIPT Mutual Shares            Capital appreciation, with income as a secondary      Franklin Mutual
Securities Fund - Class 2       goal. The Fund normally invests mainly in U.S.        Advisers, LLC
                                equity securities and substantially in undervalued
                                stocks, risk arbitrage securities and distressed
                                companies.
------------------------------- ----------------------------------------------------- -----------------------
Goldman Sachs VIT CORE(SM)      Seeks long-term growth of capital and dividend        Goldman Sachs Asset
U.S. Equity Fund                income. The Fund invests, under normal                Management, L.P.
                                circumstances, at least 95% of its total assets
CORE(SM) is a registered        (not including securities lending collateral and
service mark of Goldman,        any investment of that collateral) measured at time
Sachs & Co.                     of purchase in a diversified portfolio of equity
                                investments in U.S. issuers, including foreign
                                companies that are traded in the United States. The
                                Fund's investments are selected using both a
                                variety of quantitative techniques and fundamental
                                research in seeking to maximize the Fund's expected
                                return, while maintaining risk, style,
                                capitalization and industry characteristics similar
                                to the S&P 500 Index. The Fund seeks a broad
                                representation in most major sectors of the U.S.
                                economy and a portfolio consisting of companies
                                with average long-term earnings growth expectations
                                and dividend yields. The Fund is not required to
                                limit its investments to securities in the S&P 500.
------------------------------- ----------------------------------------------------- -----------------------
Goldman Sachs VIT               The Goldman Sachs VIT Mid Cap Value Fund seeks        Goldman Sachs Asset
Mid Cap Value Fund              long-term capital appreciation. The Fund invests,     Management, L.P.
                                under normal circumstances, at least 80% of its net
                                assets plus any borrowing for investment purposes
                                (measured at time of purchase) in a diversified
                                portfolio of equity investments in
                                mid-capitalization issuers within the range of the
                                market capitalization of companies constituting the
                                Russell Midcap Value Index at the time of
                                investments. If the market capitalization of a
                                company held by the Fund moves outside this range,
                                the Fund may, but is not required to sell the
                                securities. The capitalization range of the Russell
                                Midcap Value Index is currently between $276
                                million and
                                $14.9 billion. Although the Fund will invest
                                primarily in publicly traded U.S. securities, it
                                may invest up to 25% of its net assets in foreign
                                securities of issuers in emerging countries, and
                                securities quoted in foreign currencies.
------------------------------- ----------------------------------------------------- -----------------------
Janus Aspen Series              Long-term growth of capital. Non-diversified mutual   Janus Capital
Global Technology Portfolio:    fund that invests, under normal circumstances, at
Service Shares                  least 80% of its net assets in securities of
                                companies that the portfolio manager believes will
                                benefit significantly from advances or improvements
                                in technology. It implements this policy by
                                investing primarily in equity securities of U.S.
                                and foreign companies selected for their growth
                                potential.
------------------------------- ----------------------------------------------------- -----------------------

20 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

------------------------------- ----------------------------------------------------- -----------------------
Fund                            Investment Objectives and Policies                    Investment Adviser
------------------------------- ----------------------------------------------------- -----------------------
Janus Aspen Series              Long-term growth of capital. Invests, under normal    Janus Capital
International Growth            circumstances, at least 80% of its net assets in
Portfolio: Service Shares       securities of issuers from at least five different
                                countries, excluding the United States. Although
                                the Portfolio intends to invest substantially all
                                of its assets in issuers located outside the United
                                States, it may at times invest in U.S. issuers and
                                under unusual circumstances, it may invest all of
                                its assets in fewer than five countries or even a
                                single country.
------------------------------- ----------------------------------------------------- -----------------------
Lazard Retirement               Long-term capital appreciation. Invests primarily     Lazard Asset
International Equity            in equity securities, principally common stocks, of   Management, LLC
Portfolio                       relatively large non-U.S. companies with market
                                capitalizations in the range of the Morgan Stanley
                                Capital International (MSCI) Europe, Australia and
                                Far East (EAFE(R)) Index that the Investment
                                Manager believes are undervalued based on their
                                earnings, cash flow or asset values.
------------------------------- ----------------------------------------------------- -----------------------
MFS(R) Investors                Long-term growth of capital and future income.        MFS Investment
Growth Stock Series - Service   Invests at least 80% of its net assets in common      Management(R)
Class                           stocks and related securities of companies which
                                MFS(R) believes offer better than average prospects
                                for long-term growth.
------------------------------- ----------------------------------------------------- -----------------------
MFS(R) New Discovery Series -   Capital appreciation. Invests at least 65% of its     MFS Investment
Service Class                   net assets in equity securities of emerging growth    Management(R)
                                companies.
------------------------------- ----------------------------------------------------- -----------------------
MFS(R) Utilities Series -       Capital growth and current income. Invests            MFS Investment
Service Class                   primarily in equity and debt securities of domestic   Management(R)
                                and foreign companies in the utilities industry.
------------------------------- ----------------------------------------------------- -----------------------

Oppenheimer Global Securities   Long-term capital appreciation. Invests mainly in     OppenheimerFunds, Inc.
Fund/VA,                        common stocks of U.S. and foreign issuers that are
Service Shares(1)               "growth-type" companies, cyclical industries and
                                special situations that are considered to have
                                appreciation possibilities.
------------------------------- ----------------------------------------------------- -----------------------
Oppenheimer Main Street Small   Seeks capital appreciation. Invests mainly in         OppenheimerFunds, Inc.
Cap Fund/VA, Service Shares(1)  common stocks of small-capitalization U.S.
                                companies that the fund's investment manager
                                believes have favorable business trends or
                                prospects.
------------------------------- ----------------------------------------------------- -----------------------
Oppenheimer Strategic Bond      High level of current income principally derived      OppenheimerFunds, Inc.
Fund/VA,                        from interest on debt securities. Invests mainly in
Service Shares(1)               three market sectors: debt securities of foreign
                                governments and companies, U.S. government
                                securities and lower-rated high yield securities of
                                U.S. and foreign companies.

------------------------------- ----------------------------------------------------- -----------------------
Pioneer Equity Income VCT       Normally, the portfolio invests at least 80% of its   Pioneer Investment
Portfolio -                     total assets in income producing equity securities    Management, Inc.
Class II Shares                 of U.S. issuers.
                                The income producing equity securities in which the
                                portfolio may invest include common stocks,
                                preferred stocks and interests in real estate
                                investment trusts (REITs). The remainder of the
                                portfolio may be invested in debt securities, most
                                of which are expected to be convertible into common
                                stocks.
------------------------------- ----------------------------------------------------- -----------------------

21 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

------------------------------- ----------------------------------------------------- -----------------------
Fund                            Investment Objectives and Policies                    Investment Adviser
------------------------------- ----------------------------------------------------- -----------------------
Pioneer Europe VCT Portfolio    Long-term growth of capital. Normally, the            Pioneer Investment
- Class II Shares               portfolio invests at least 80% of its total assets    Management, Inc.
                                in equity securities of European issuers. For
                                purposes of the portfolio's investment policies,
                                equity investments include common stock
                                characteristics, such as preferred stocks, rights,
                                depositary receipts and warrants. The portfolio may
                                also purchase and sell forward foreign currency
                                exchange contracts in European currencies in
                                connection with its investments.
------------------------------- ----------------------------------------------------- -----------------------
Putnam VT Health Sciences       Capital appreciation. The fund pursues its goal by    Putnam Investment
Fund -                          investing mainly in common stocks of companies in     Management, LLC
Class IB Shares                 the health sciences industries, with a focus on
                                growth stocks. Under normal circumstances, the fund
                                invests at least 80% of its net assets in
                                securities of (a) companies that derive at least
                                50% of their assets, revenues or profits from the
                                pharmaceutical, health care services, applied
                                research and development and medical equipment and
                                supplies industries, or (b) companies Putnam
                                Management thinks have the potential for growth as
                                a result of their particular products, technology,
                                patents or other market advantages in the health
                                sciences industries.
------------------------------- ----------------------------------------------------- -----------------------
Putnam VT International         Capital appreciation. The fund pursues its goal by    Putnam Investment
Equity Fund -                   investing mainly in common stocks of companies        Management, LLC
Class IB Shares                 outside the
                                United States that Putnam Management believes have
                                favorable investment potential. Under normal
                                circumstances, the fund invests at least 80% of its
                                net assets in equity investments.
------------------------------- ----------------------------------------------------- -----------------------
Putnam VT Vista Fund - Class    Capital appreciation. The fund pursues its goal by    Putnam Investment
IB Shares                       investing mainly in common stocks of U.S.             Management, LLC
                                companies, with a focus on growth stocks.
------------------------------- ----------------------------------------------------- -----------------------

RiverSource(SM) Variable        Maximum total investment return through a             RiverSource
Portfolio - Balanced Fund       combination of capital growth and current income.     Investments, LLC
                                Invests primarily in a combination of common and      (RiverSource
(previously AXP(R) Variable     preferred stocks, bonds and other debt securities.    Investments)
Portfolio - Managed Fund)
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        Maximum current income consistent with liquidity      RiverSource
Portfolio - Cash Management     and stability of principal. Invests primarily in      Investments
Fund                            money market instruments, such as marketable debt
                                obligations issued by corporations or the U.S.
(previously AXP(R) Variable     government or its agencies, bank certificates of
Portfolio - Cash Management     deposit, bankers' acceptances, letters of credit,
Fund)                           and commercial paper, including asset-backed
                                commercial paper.
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        High total return through current income and          RiverSource
Portfolio - Core                capital appreciation. Under normal market             Investments
Bond Fund                       conditions, the Fund invests at least 80% of its
                                net assets in bonds and other debt securities.
(previously AXP(R) Variable     Although the Fund is not an index fund, it invests
Portfolio - Core                primarily in securities like those included in the
Bond Fund)(1)                   Lehman Brothers Aggregate Bond Index, which are
                                investment grade and denominated in U.S. dollars.
                                The Index includes securities issued by the U.S.
                                government, corporate bonds, and mortgage- and
                                asset-backed securities. The Fund will not invest
                                in securities rated below investment grade,
                                although it may hold securities that have been
                                downgraded.
------------------------------- ----------------------------------------------------- -----------------------


22 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

------------------------------- ----------------------------------------------------- -----------------------
Fund                            Investment Objectives and Policies                    Investment Adviser
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        High level of current income while attempting to      RiverSource
Portfolio - Diversified Bond    conserve the value of the investment and continuing   Investments
Fund                            a high level of income for the longest period of
                                time. Under normal market conditions, the Fund
(previously AXP(R) Variable     invests at least 80% of its net assets in bonds and
Portfolio - Diversified Bond    other debt securities. At least 50% of the Fund's
Fund)                           net assets will be invested in securities like
                                those included in the Lehman Brothers Aggregate
                                Bond Index, which are investment grade and
                                denominated in U.S. dollars. The Index includes
                                securities issued by the U.S. government, corporate
                                bonds, and mortgage- and asset-backed securities.
                                Although the Fund emphasizes high- and
                                medium-quality debt securities, it will assume some
                                credit risk to achieve higher yield and/or capital
                                appreciation by buying
                                lower-quality bonds.
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        High level of current income and, as a secondary      RiverSource
Portfolio - Diversified         goal, steady growth of capital. Under normal market   Investments
Equity Income Fund              conditions, the Fund invests at least 80% of its
                                net assets in
(previously AXP(R) Variable     dividend-paying common and preferred stocks.
Portfolio - Diversified
Equity Income Fund)
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        Long-term capital growth. Under normal market         RiverSource
Portfolio - Emerging Markets    conditions, the Fund invests at least 80% of its      Investments, adviser;
Fund                            net assets in equity securities of emerging market    Threadneedle
                                companies.                                            International Limited,
(previously AXP(R) Variable                                                           an indirect
Portfolio - Threadneedle                                                              wholly-owned
Emerging Markets Fund)                                                                subsidiary of AEFC,
                                                                                      subadviser.
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        High total return through income and growth of        RiverSource
Portfolio - Global              capital. Non-diversified mutual fund that invests     Investments
Bond Fund                       primarily in debt obligations of U.S. and foreign
                                issuers. Under normal market conditions, the Fund
(previously AXP(R) Variable     invests at least 80% of its net assets in
Portfolio - Global              investment-grade corporate or government debt
Bond Fund)                      obligations including money market instruments of
                                issuers located in at least three different
                                countries.
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        Total return that exceeds the rate of inflation       RiverSource
Portfolio - Global Inflation    over the                                              Investments
Protected Securities Fund       long term. Non-diversified mutual fund that, under
                                normal market conditions, invests at least 80% of
(previously AXP(R) Variable     its assets in inflation-protected debt securities.
Portfolio - Global Inflation
Protected Securities
Fund)(1), (2)
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        Long-term capital growth. Invests primarily in        RiverSource
Portfolio - Growth Fund         common stocks that appear to offer growth             Investments
                                opportunities.
(previously AXP(R) Variable
Portfolio - Growth Fund)
------------------------------- ----------------------------------------------------- -----------------------


23 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

------------------------------- ----------------------------------------------------- -----------------------
Fund                            Investment Objectives and Policies                    Investment Adviser
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        High current income, with capital growth as a         RiverSource
Portfolio - High Yield Bond     secondary objective. Under normal market              Investments
Fund                            conditions, the Fund invests at least 80% of its
                                net assets in high-yielding,
(previously AXP(R) Variable     high-risk corporate bonds (junk bonds) issued by
Portfolio - High Yield Bond     U.S. and foreign companies and governments.
Fund)
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        High total return through current income and          RiverSource
Portfolio - Income              capital appreciation. Under normal market             Investments
Opportunities Fund              conditions, invests primarily in income-producing
                                debt securities with an emphasis on the higher
(previously AXP(R) Variable     rated segment of the high-yield
Portfolio - Income              (junk bond) market.
Opportunities Fund)(1)
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        Capital appreciation. Invests primarily in equity     RiverSource
Portfolio - International       securities of foreign issuers that offer strong       Investments, adviser;
Opportunity Fund                growth potential.                                     Threadneedle
                                                                                      International
(previously AXP(R) Variable                                                           Limited, an indirect
Portfolio - Threadneedle                                                              wholly-owned
International Fund)                                                                   subsidiary of AEFC,
                                                                                      subadviser.
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        Capital appreciation. Under normal market             RiverSource
Portfolio - Large Cap Equity    conditions, the Fund invests at least 80% of its      Investments
Fund                            net assets in equity securities of companies with
                                market capitalization greater than $5 billion at
(previously AXP(R) Variable     the time of purchase.
Portfolio - Large Cap Equity
Fund)
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        Long-term growth of capital. Under normal market      RiverSource
Portfolio - Large Cap           conditions, the Fund invests at least 80% of its      Investments
Value Fund                      net assets in equity securities of companies with a
                                market capitalization greater than $5 billion at
(previously AXP(R) Variable     the time of purchase.
Portfolio - Large Cap
Value Fund)(1)
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        Growth of capital. Under normal market conditions,    RiverSource
Portfolio - Mid Cap Growth      the Fund invests at least 80% of its net assets in    Investments
Fund                            equity securities of medium-sized companies.

(previously AXP(R) Variable
Portfolio - Equity
Select Fund)
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        Long-term growth of capital. Under normal             RiverSource
Portfolio - Mid Cap             circumstances, the Fund invests at least 80% of its   Investments
Value Fund                      net assets (including the amount of any borrowings
                                for investment purposes) in equity securities of
(previously AXP(R) Variable     medium-sized companies.
Portfolio - Mid Cap
Value Fund)(1)
------------------------------- ----------------------------------------------------- -----------------------


24 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

------------------------------- ----------------------------------------------------- -----------------------
Fund                            Investment Objectives and Policies                    Investment Adviser
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        Long-term growth of capital. Invests primarily in     RiverSource
Portfolio - New Dimensions      common stocks showing potential for significant       Investments
Fund(R)                         growth.

(previously AXP(R) Variable
Portfolio - New Dimensions
Fund(R))
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        Long-term capital appreciation. Non-diversified       RiverSource
Portfolio - S&P 500             mutual fund that invests primarily in securities of   Investments
Index Fund                      large-capitalization stocks of U.S. companies that
                                are expected to provide investment results that
(previously AXP(R) Variable     correspond to the performance of the S&P 500(R)
Portfolio - S&P 500             Index.
Index Fund)
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        Long-term growth of capital. Invests primarily in     RiverSource
Portfolio - Select              common stocks, preferred stocks and securities        Investments, adviser;
Value Fund                      convertible into common stocks that are listed on a   GAMCO Investors,
                                nationally recognized securities exchange or traded   Inc., subadviser.
(previously AXP(R) Variable     on the NASDAQ National Market System of the
Portfolio - Partners Select     National Association of Securities Dealers. The
Value Fund)(1)                  Fund invests in mid-cap companies as well as
                                companies with larger and smaller market
                                capitalizations.
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        A high level of current income and safety of          RiverSource
Portfolio - Short Duration      principal consistent with an investment in U.S.       Investments
U.S. Government Fund            government and government agency securities. Under
                                normal market conditions, at least 80% of the
(previously AXP(R) Variable     Fund's net assets are invested in securities issued
Portfolio - Short Duration      or guaranteed as to principal and interest by the
U.S. Government Fund)           U.S. government, its agencies or instrumentalities.
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        Long-term capital growth. Under normal market         RiverSource
Portfolio - Small Cap           conditions, at least 80% of the Fund's net assets     Investments, adviser;
Advantage Fund                  are invested in equity securities of companies with   Kenwood Capital
                                market capitalization of up to $2 billion or that     Management LLC,
(previously AXP(R) Variable     fall within the range of the Russell 2000(R) Index    subadviser.
Portfolio - Small Cap           at the time of investment.
Advantage Fund)
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        Long-term capital appreciation. Non-diversified       RiverSource
Portfolio - Small Cap Value     mutual fund that invests primarily in equity          Investments, adviser;
Fund                            securities. Under normal market conditions, at        Goldman Sachs Asset
                                least 80% of the Fund's                               Management, L.P.,
(previously AXP(R) Variable     net assets will be invested in companies with         Royce & Associates,
Portfolio - Partners            market capitalization of less than $2 billion or      LLC, Donald Smith &
Small Cap Value Fund)           that fall within the range of the Russell 2000(R)     Co., Inc., Franklin
                                Value Index.                                          Portfolio Associates
                                                                                      LLC and Barrow,
                                                                                      Hanley, Mewhinney &
                                                                                      Strauss, Inc.,
                                                                                      subadvisers.
------------------------------- ----------------------------------------------------- -----------------------
RiverSource(SM) Variable        Capital appreciation. Under normal market             RiverSource
Portfolio - Strategy            conditions, at least 65% of the Fund's total assets   Investments
Aggressive Fund                 are invested in equity securities.

(previously AXP(R) Variable
Portfolio - Strategy
Aggressive Fund)
------------------------------- ----------------------------------------------------- -----------------------


25 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

------------------------------- ----------------------------------------------------- -----------------------
Fund                            Investment Objectives and Policies                    Investment Adviser
------------------------------- ----------------------------------------------------- -----------------------
Wanger International Small      Long-term growth of capital. Invests primarily in     Columbia Wanger Asset
Cap                             stocks of companies based outside the U.S. with       Management, L.P.
                                market capitalizations of less than $3 billion at
                                time of initial purchase.
------------------------------- ----------------------------------------------------- -----------------------
Wanger U.S. Smaller Companies   Long-term growth of capital. Invests primarily in     Columbia Wanger Asset
                                stocks                                                Management, L.P.
                                of small- and medium-size U.S. companies with
                                market capitalizations of less than $5 billion at
                                time of
                                initial purchase.
------------------------------- ----------------------------------------------------- -----------------------
Wells Fargo Advantage Asset     Long-term total return consistent with reasonable     Wells Fargo Funds
Allocation Fund                 risk. The Fund invests in equity and fixed income     Management, LLC,
                                securities with an emphasis on equity securities.     adviser; Wells
                                The Fund does not select individual securities for    Capital Management
                                investment, rather, it buys substantially all of      Incorporated,
                                the securities of various indexes to replicate such   subadviser.
                                indexes. The Fund invests the equity portion of its
                                assets in common stocks to replicate the S&P 500
                                Index, and invests the fixed income portion of its
                                assets in U.S. Treasury Bonds to replicate the
                                Lehman Brothers 20+ Treasury Index. We seek to
                                maintain a 95% or better performance
                                correlation with the respective indexes, before
                                fees and expenses, regardless of market
                                conditions. The Fund's "neutral" target
                                allocation is 60% equity securities and 40%
                                fixed income securities.

------------------------------- ----------------------------------------------------- -----------------------
Wells Fargo Advantage           Long-term capital appreciation. The Fund seeks        Wells Fargo Funds
International Core Fund         long-term capital appreciation by investing in        Management, LLC,
                                principally in                                        adviser; New Star
(previously Wells Fargo VT      non-U.S. securities, with focus on companies with     Institutional
International                   strong growth potential that offer relative values.   Managers Limited,
Equity Fund)                    These companies typically have distinct competitive   subadviser.
                                advantages, high or improving returns on invested
                                capital and a potential for positive earnings
                                surprises. We may invest in
                                emerging markets.
------------------------------- ----------------------------------------------------- -----------------------
Wells Fargo Advantage           Seeks long-term capital appreciation. We invest in    Wells Fargo Funds
Opportunity Fund                equity securities of medium-capitalization            Management, LLC,
                                companies that we believe are under-priced yet,       adviser; Wells
                                have attractive growth prospects.                     Capital Management
                                                                                      Incorporated,
                                                                                      subadviser.
------------------------------- ----------------------------------------------------- -----------------------
Wells Fargo Advantage Small     Long-term capital appreciation. Focus is on           Wells Fargo Funds
Cap Growth Fund                 companies believed to have above-average growth       Management, LLC,
                                potential or that may be involved in new or           adviser; Wells
                                innovative products, services and processes.          Capital Management
                                Invests principally in securities of companies with   Incorporated,
                                market capitalizations equal to or lower than the     subadviser.
                                company with the largest market capitalization in
                                the Russell 2000 Index, which is considered a small
                                capitalization index that is expected to change
                                frequently.
------------------------------- ----------------------------------------------------- -----------------------


(1) Available under IDS Life of New York Variable Universal Life IV/IDS Life of New York Variable Universal Life IV -- Estate Series policies sold on or after Aug. 30, 2005.

(2) AXP(R) Variable Portfolio -- Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio -- Global Inflation Protected Securities Fund on Sept. 12, 2005.


RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o  laws or regulations change;

26 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

o        the existing funds become unavailable; or,

o  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource(SM) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. (See "Transfers Between the Fixed Account and Subaccounts.")

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

The Fixed Account

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Purchasing Your Policy

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:

o  select a specified amount of insurance;

o  select a death benefit option;

o  designate a beneficiary; and

o state how premiums are to be allocated among the fixed account and/or the subaccounts.

27 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Insurability: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

Age limit: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

Risk classification: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges." )

Other conditions: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

Incontestability: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS

Payment of premiums: In applying for your policy, you decide how much you intend to pay and how often you will make payments. During the first several policy years until the policy value is sufficient to cover the surrender charge, we require that you pay the minimum initial premium in effect in order to keep the policy in force.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if you have paid sufficient premiums to keep the NLG in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the NLG remains in effect.

Premium limitations: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the insured's attained insurance age 100.

Allocation of premiums: Until the policy date, we hold any premiums in the fixed account and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges.

Purchasing your policy: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

Policy Value

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

o  interest credited; minus

o the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

o any portion of the monthly deduction for the coming month that is allocated to the fixed account.

28 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

o  dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Factors that affect subaccount accumulation units: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o  additional net premiums allocated to the subaccounts;

o  transfers into or out of the subaccounts;

o  partial surrenders and partial surrender fees;

o  surrender charges; and/or

o  monthly deductions.

Accumulation unit values will fluctuate due to:

o  changes in underlying fund net asset value;

o  fund dividends distributed to the subaccounts;

o  fund capital gains or losses;

o  fund operating expenses; and

o  mortality and expense risk charges.

When valuations occur: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

Transactions include:

o  premium payments;

o  loan requests and repayments;

o  surrender requests; and

o  transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

29 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Keeping The Policy in Force

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase the policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the Minimum Initial Premium Period as shown in your policy under "Policy Data," if:

o on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

o the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial premium period is five years.

NO LAPSE GUARANTEE

A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. This feature is sometimes referred to as a death benefit guarantee. Each policy has the following NLG option:

   No Lapse Guarantee to Age 100 (NLG-100): This option guarantees the policy will not lapse before the insured's attained insurance age 100.

   The NLG-100 will remain in effect as long as:

   o  the sum of premiums paid; minus

   o  partial surrenders; minus

   o  outstanding indebtedness; equals or exceeds

   o  the NLG-100 premiums due since the policy date.

   The NLG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the NLG-100 in effect, the NLG-100 will terminate. If you have paid the sufficient premiums, the NLG-100 will be in effect. If the NLG-100 is not in effect, your policy will lapse if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. The NLG-100 may be reinstated within two years of its termination if the policy is in force.

GRACE PERIOD

If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and neither the NLG nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments. If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

o  a written request;

o  evidence satisfactory to us that the insured remains insurable;

o  payment of the premium we specify; and

o  payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (See "Proceeds Payable Upon Death") will apply from the effective date of reinstatement. Surrender charges will also be reinstated. The NLG cannot be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

30 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

EXCHANGE RIGHT

During the first two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification or issue age. Only the options available for allocating your policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

PAID-UP INSURANCE OPTION

You may request that we use the cash surrender value of the policy be used to purchase an amount of paid-up insurance. You may make your request in writing during the 30 days before any policy anniversary. The paid-up insurance policy will take effect as of the policy anniversary and will mature on the original policy's maturity date. You will forfeit all rights to make future premium payments and all riders will terminate.

The amount and cash surrender value of the paid-up insurance policy will be based on the cost of insurance rates guaranteed in the policy and on the fixed account guaranteed interest rate. The paid-up insurance policy's death benefit amount, minus its cash surrender value, cannot be greater than your current policy's death benefit, minus its policy value (both as of the date of the paid-up insurance policy's purchase). The amount of paid-up insurance will remain level and will not be less than required by law.

Any cash surrender value that is not used to purchase the paid-up insurance amount will be paid to you. At any time before the insured's death, you may surrender the paid-up insurance for its cash surrender value.

Proceeds Payable Upon Death

We will pay a benefit to the beneficiary of the policy when the insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

Option 1 (level amount): Under the Option 1 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

o  the specified amount; or

o a percentage of the policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

Option 2 (variable amount): Under the Option 2 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

o  the policy value plus the specified amount; or

o  the percentage of policy value.

Examples                                               Option 1     Option 2
Specified amount                                       $100,000     $100,000
Policy value                                           $  5,000     $  5,000
Death benefit                                          $100,000     $105,000
Policy value increases to                              $  8,000     $  8,000
Death benefit                                          $100,000     $108,000
Policy value decreases to                              $  3,000     $  3,000
Death benefit                                          $100,000     $103,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower. For this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

31 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Under both Option 1 and Option 2, if death is on or after the insured's attained insurance age 100, the death benefit amount will be the greater of:

o  the policy value on the death benefit valuation date; or

o  the policy value at the insured's attained insurance age 100.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

If you change from Option 1 to Option 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum amount shown in the policy.

If you change from Option 2 to Option 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

o Monthly deduction because the cost of insurance charges depends upon the specified amount.

o  Minimum initial premium.

o  Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to increase or decrease the specified amount.

Increases: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000 and we will not permit an increase after the insured's attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.

An increase in the specified amount will have the following effect on policy costs:

o Your monthly deduction will increase because the cost of insurance charge depends upon the specified amount.

o  Charges for certain optional insurance benefits may increase.

o  The minimum initial premium and the NLG premium will increase.

o  The surrender charge will increase.

At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly date. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless the NLG option or the minimum initial premium period is in effect.

Decreases: After the first policy year, you may decrease the specified amount, subject to all the following limitations:

o  Only one decrease per policy year is allowed.

o We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.

o After the decrease, the specified amount may not be less than the minimum amount shown in the policy.

o In policy years 2-5, the specified amount remaining after the decrease may not be less than 75% of the initial specified amount.

o In policy years 6-10, the specified amount remaining after the decrease may not be less than 50% of the initial specified amount.

o In policy years 11-15, the specified amount remaining after the decrease may not be less than 25% of the initial specified amount.

o In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.

o The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

Each increase in specified amount is treated as a new policy for purposes of applying the limitations on decreases. Thus, the first policy year for an increase is measured from the effective date of the increase.

32 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Example

This example assumes an initial specified amount of $100,000. In policy year 6, you increase the initial specified amount by $100,000. The current specified amount after this increase is $200,000. In policy year 10 (and 4 policy years after the effective date of the increase), you request a $125,000 decrease in the current specified amount. The maximum decrease permitted under these assumptions is limited to $75,000, and the specified amount after this decrease is $125,000, computed as follows:

   Maximum reduction in INITIAL specified amount in policy year 10:             $100,000 x .50  =  $ 50,000
   Maximum reduction in INCREASE in specified amount during the
   fourth policy year of increase:                                              $100,000 x .25  =   +25,000
   Maximum permitted reduction in current specified amount:                                        $ 75,000
   Current specified amount before reduction:                                                      $200,000
   Minus maximum permitted reduction in current specified amount:                                   -75,000
                                                                                                   --------
   Specified amount after reduction:                                                               $125,000

A decrease in specified amount will affect your costs as follows:

o Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

o  Charges for certain optional insurance benefits may decrease.

o  The minimum initial premium and the NLG premium will decrease.

o  The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

o  First from the portion due to the most recent increase;

o  Next from portions due to the next most recent increases successively; and

o  Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different risk classifications to the current specified amount. We will eliminate the risk classification applicable to the most recent increase in the specified amount first, then the risk classification applicable to the next most recent increase, and so on.

MISSTATEMENT OF AGE OR SEX

If the insured's age or sex has been misstated, the proceeds payable upon death will be:

o  the policy value on the date of death; plus

o the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

o  the amount of any outstanding indebtedness on the date of death.

SUICIDE

Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

Transfers Between the Fixed Account and Subaccounts

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

33 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

RESTRICTIONS ON TRANSFERS

We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a policy if you wish to use short-term trading strategies to manage your investment.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

We apply the following market timing policy to discourage frequent transfers of policy value among the subaccounts of the variable account:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

o  requiring transfer requests to be submitted only by first-class U.S. mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o  not accepting telephone or electronic transfer requests;

o  requiring a minimum time period between each transfer;

o  not accepting transfer requests of an agent acting under power of attorney;

o  limiting the dollar amount that you may transfer at any one time; or

o  suspending the transfer privilege.

Subject to applicable state law and the terms of each policy, we will apply the policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the funds and harm policy owners.

In addition to the market timing policy we apply to discourage frequent transfers among the subaccounts of the variable account, the funds available as investment options under the policy may have adopted their own market timing policies and procedures. Market timing policies and procedures adopted by underlying funds may affect your investment in the policy in several ways, including but not limited to:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing, it is possible that the underlying fund's policy might cause us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the policy may also be offered to other intermediaries including unaffiliated insurance company separate accounts. Even if we are able to implement a fund's market timing policies, there can be no guarantee that other eligible purchasers of the fund's shares will be able to do so, and the returns of that fund could be adversely affected.

34 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

For more information about whether a particular underlying fund has adopted a market timing policy, what that policy is if one has been adopted, and the risks that market timing poses to that fund, see that fund's prospectus.

FIXED ACCOUNT TRANSFER POLICIES

o You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

o If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

o If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From one subaccount to another subaccount or to the fixed account:

o For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

o  For automated transfers -- $50.

From the fixed account to a subaccount:

o For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

o  For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

None.

MAXIMUM NUMBER OF TRANSFERS PER YEAR

You may make transfers by mail or telephone. However, we reserve the right to limit transfers by mail or telephone to five per policy year. In addition to transfers by mail or phone, you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.

Automated transfer policies

o Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

o You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

o You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

o If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

o If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

o If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

o The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

35   IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK
        VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

o Automated transfers are subject to all policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (Exception: The maximum number of transfers per year provision does not apply to automated transfers.)

o  You may make automated transfers by choosing a schedule we provide.

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

How dollar-cost averaging works
                                                                                                  Number
                                                                   Amount      Accumulation      of units
                                                      Month       invested      unit value       purchased
By investing an equal number
of dollars each month ...                              Jan          $100            $20             5.00

                                                       Feb           100             18             5.56

you automatically buy                                  Mar           100             17             5.88
more units when the
per unit market price is low ...  --------->           Apr           100             15             6.67

                                                       May           100             16             6.25

                                                       June          100             18             5.56

                                                       July          100             17             5.88

and fewer units                                        Aug           100             19             5.26
when the per unit
market price is high.             --------->           Sept          100             21             4.76

                                                       Oct           100             20             5.00

You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.

ASSET REBALANCING

Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. The period you select will start to run on the date we record your request. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the maximum number of transfers provisions above.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.

Policy Loans

You may borrow against your policy by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

36 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

MINIMUM LOAN AMOUNTS

$500 or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

o  90% of the policy value minus surrender charges.

o  For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the NLG or minimum initial guarantee period to terminate.

Policy Surrenders

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS

After the first policy year, you may take a partial surrender of any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by phone are limited to $100,000. Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

37 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Effect of partial surrenders

o A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Fee Tables" and "Loads, Fees and Charges.")

o A partial surrender will reduce the death benefit by the amount of the partial surrender and charge, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

o A partial surrender may terminate any of the NLG options. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the NLG in effect.

o If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and charge. We will deduct this decrease from the current specified amount in this order:

   1. First from the specified amount provided by the most recent increase;

   2. Next from the next most recent increases successively;

   3. Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")

o If Option 2 is in effect, a partial surrender does not affect the specified amount.

Two Ways to Request a Transfer, Loan or Surrender

Provide your name, policy number, Social Security Number or Taxpayer Identification Number (TIN)* when you request a transfer, loan or partial surrender.

1 By mail

Regular mail:

IDS Life Insurance Company of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12205

Express mail:

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203

* Failure to provide a Social Security Number or TIN may result in mandatory tax withholding on the taxable portion of the distribution.

2 By phone

Call between 8 a.m. and 6 p.m. (Monday - Thursday),
8 a.m. and 4:30 p.m. (Friday). All Eastern Times.

(800) 541-2251 (toll free)
(518) 869-8613 (local)

o We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

o We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

o We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

38 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Payment of Policy Proceeds

We will pay policy proceeds when:

o  you surrender the policy; or

o  the insured dies.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on lump sum death proceeds from the date of the insured's death to the settlement date (the date on which we pay proceeds in a lump sum or we first place them under a payment option).

PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, we must make payments under all options to a natural person.

Option A -- Interest payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option that we approve.

Option B -- Payments for a specified period: We will make fixed monthly payments for any number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

Option C -- Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

o  the payment includes a premium payment check that has not cleared;

o  the NYSE is closed, except for normal holiday and weekend closings;

o  trading on the NYSE is restricted, according to SEC rules;

o an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

o  the SEC permits us to delay payments for the protection of security holders.

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

39 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Federal Taxes

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISER TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the IRS currently interprets them. Both the laws and their interpretation may change.

As with any financial product purchased, you should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisers. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

Federal income tax reporting and withholding: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code.

Diversification and Investor Control: Although the IRS has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable policies and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the policy owner would be currently taxed on income earned within the policy. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

IDS LIFE OF NEW YORK'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in our tax status as we currently understand it.

TAXATION OF POLICY PROCEEDS

Death benefit proceeds: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and therefore is not subject to federal income taxes. When the proceeds are paid on or after the insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

Death benefit proceeds under Payment Option A: The death benefit proceeds are not subject to income tax, but payments of interest are.

Death benefit proceeds under Payment Options B and C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment option. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.

Pre-death proceeds: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract.

40 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Source of proceeds                                    Taxable portion of pre-death proceeds
----------------------------------------------------------------------------------------------------------------------------
Non-modified endowment contracts:
Full surrender:                                       Amount received plus any indebtedness, minus your investment in the policy.(1) You will be taxed on any earnings generated in the policy
                                                      -- earnings in policy cash value and earnings previously taken via existing loans. It could be the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed upon surrender of the policy.

Lapse:                                                Any outstanding indebtedness minus your investment in the policy.(1)
                                                      You will be taxed on any earnings generated in the contract --
                                                      earnings in policy cash value and earnings previously taken via existing loans. It could be the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed upon lapse of the policy.

Partial surrenders:                                   Generally, if the amount received is greater than your investment in the policy,(2) the amount in excess of your investment is taxable.
                                                      However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments:                         None.(2)

Modified endowment contracts:

Full surrender:                                       Amount received plus any indebtedness, minus your investment in the policy.(1)

Lapse:                                                Any outstanding indebtedness minus your investment in the policy.(1)

Partial surrenders:                                   Lesser of:

                                                      -   the amount received; or

                                                      -   policy value minus your investment in the policy.(1)

Policy loans and assignments:                         Lesser of:

                                                      -   The amount of the loan/assignment; or

                                                      -   policy value minus your investment in the policy.(1)

Payment options
(applicable to non-modified endowment contracts and   Option A for Pre-death proceeds: taxed as full surrender (and may be
modified endowment contracts):                        subject to additional 10% penalty tax if modified endowment contract).
                                                      Interest taxed (and not subject to additional 10% penalty tax).

                                                      Option B and C for Pre-death proceeds: Portion of each payment taxed and portion considered a return on investment in the policy(1) and not taxed. Any outstanding indebtedness at the time the option is elected taxed as a partial surrender (and may be subject to additional 10%
                                                      penalty tax if modified endowment contract). Payments made after the investment in the policy(1) is fully recovered are taxed. If the policy is a modified endowment contract, those payments may be subject to an additional 10% penalty tax.

(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus the taxable portion of any previous policy loans. (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).

(2) However, should the policy later be surrendered or lapsed with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified endowment contracts" section shown above for the explanation of tax treatment.

MODIFIED ENDOWMENT CONTRACTS

Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

41 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

o ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

o ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy.

Increases in benefits: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment if premiums you pay in the first seven years following a material change exceed the recalculated limits.

Reductions in benefits: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

Distributions affected: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.

Serial purchase of modified endowment contracts: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

Penalty tax: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:

o  the distribution occurs after the owner attains age 591/2;

o the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)) or

o the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

Interest paid on policy loans: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules may apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.

Policy changes: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

Other taxes: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds also will depend on the circumstances. The estate tax is repealed in 2010, and unless Congress acts by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.

Tax-deferred retirement plans: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax adviser and legal adviser prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan.

42 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisers before purchasing the policy for any employment-related insurance or benefit program.

SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement. You should consult your legal and tax advisers before developing or entering into a split dollar arrangement.

A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or `splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.

In Treasury Decision (T.D.) 9092, the IRS defines a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Code Section 79), executive bonus arrangements (Code Section
162) or key-person plans.

Mutually Exclusive Regimes

In IRS Notice 2002-8, the IRS introduced the concept of two mutually exclusive regimes as it relates to the taxation of split dollar, the economic benefit regime and the loan regime. These regimes apply to both business and personal (private) uses of split dollar. The introduction of these two regimes, along with IRS Notice 2002-59 and the final split dollar regulations (T.D. 9092) may have limited split dollar arrangements to one of these two regimes exclusively.

I. Economic benefit split dollar -- "For these arrangements, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract, and those economic benefits must be accounted for fully and consistently by both the owner and the non-owner" (T.D. 9092) IRS Regulation Section 1.61-22(d) provides that the possible economic benefit provided to the non-owner can include the value of: (1) current life insurance coverage, (2) any portion of the cash surrender value available to the non-owner, and (3) the transfer of the policy to the non-owner.

Under IRS Regulation Section 1.61-22(d)(2), in addition to the amount of any current life insurance protection provided to the non-owner, the owner and the non-owner must also account fully and consistently for the amount of policy cash value to which the non-owner has current access (to the extent that such amount was not actually taken into account for a prior taxable year), and the value of any other economic benefits provided to the non-owner (to the extent not actually taken into account for a prior taxable year).

II. Loan (Collateral Assignment) split dollar -- Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under IRS Regulation Section 1.7872-15, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner;
(ii) the payment is a loan under general principals of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value.

If a split dollar loan does not provide for sufficient interest, the loan is a below-market split dollar loan subject to IRS Section 7872. If the split dollar loan provides for sufficient interest, then, except as provided in IRS Section 7872, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under IRS Sections 1271 and 1275). In general, interest on a split dollar loan is not deductible by the borrower.

Taxation -- Determined by Policy ownership

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a uniquely simple approach to determine which of the two regimes applies, based on policy ownership. The owner is the person named as owner under the policy. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax adviser.

43 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Distribution of the Policy

We pay our sales representative commissions of up to 95% of the initial target premium (annualized) for VUL IV - NY when the policy is sold, plus up to 3.5% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender and risk classification of the insured at the time of issue as well as by the specified amount of the policy. For VUL IV
 ES - NY, the commission is up to 85% of the initial target premium (annualized), plus up to 2.5% of all premiums in excess of the target premium. Each year we pay our sales representative a service fee of .125% or less of the policy value, less indebtedness. We pay additional commissions to our representatives if an increase in coverage occurs.

We may utilize other or additional compensation plans with certain sales representatives, including compensation plans that pay the sales representatives additional compensation when sales representatives achieve volume goals we set. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest for the sales representatives.

The above commissions and service fees compensate our sales representative for selling and servicing the policy. These commissions do not change depending on which subaccounts you choose to allocate your premiums. We also may pay additional commissions to help compensate field leadership and to pay for other distribution expenses and benefits noted below. Our sales representative may be required to return sales commissions under certain circumstances including, but not limited to, if a policy owner returns the policy under the free look period.

From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of policies may help sales representatives and/or their field leaders qualify for such benefits.

Sources of Payments to Sales Representatives

o We pay the commissions and other compensation described above from our assets.

o  Our assets may include:

   -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

   -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "Annual Operating Expenses of the Funds");

   -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds -- Fund selection"); and

   -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

o You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

   -- fees and expenses we collect from policy owners, including surrender charges; and

   -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

Potential Conflict of Interest

Our compensation arrangements with sales representatives can potentially give sales representatives a heightened financial incentive to sell you the policy offered in this prospectus over other alternative investments which may pay the sales representatives lower compensation. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the policy.

44 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Legal Proceedings

The SEC, the NASD and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales. IDS Life of New York has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life of New York and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life of New York believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on IDS Life of New York's consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Policy Illustrations

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

Expenses: The policy values illustrated reflect the deduction of the following expenses:

o  Premium expense charges;

o  Cost of insurance charges;

o  Policy fees;

o  Mortality and expense risk charges; and

o  Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

o  Current charges in all years illustrated; and

o  Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Table" and "Loads, Fees and Charges." These sections describe where these charges differ between VUL IV - NY and VUL IV ES - NY. These differences are reflected in the illustrated policy values. These sections also describe when the various charges are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Table. The arithmetic average of all fund operating expenses used in the following illustrations is 1.06% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

Risk classification of the insured: The illustration assumes the insured is a male, age 40, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nonsmoker risk.

Death benefit: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

45 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Premiums: The illustrations for VUL IV - NY assume that a premium of $3,500 is paid in full at the beginning of each policy year. The illustrations for VUL IV ES - NY assume that a premium of $25,000 is paid in full at the beginning of each policy year. Results would differ if:

o  Premiums were not paid in full at the beginning of each policy year;

o  Premium amounts paid were different.

Loans and partial surrenders: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


VUL IV - NY
-----------------------------------------------------------------------------------------------------------------------------------
ILLUSTRATION

INITIAL SPECIFIED AMOUNT $275,000                             MALE -- AGE 40                                  CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                      PREFERRED NONSMOKER                               ANNUAL PREMIUM $3,500
-----------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED             DEATH BENEFIT                         POLICY VALUE                    CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST        ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%           0%          6%         12%           0%          6%         12%             0%        6%         12%
-----------------------------------------------------------------------------------------------------------------------------------
     1   $    3,675    $275,000    $275,000   $   275,000   $ 2,845     $  3,032   $     3,220     $    --    $    167  $       355
     2        7,534     275,000     275,000       275,000     5,623        6,176         6,753       2,757       3,311        3,887
     3       11,585     275,000     275,000       275,000     8,320        9,421        10,614       5,454       6,555        7,748
     4       15,840     275,000     275,000       275,000    10,945       12,779        14,846       8,080       9,913       11,981
     5       20,307     275,000     275,000       275,000    13,486       16,240        19,472      10,621      13,374       16,607

     6       24,997     275,000     275,000       275,000    15,944       19,809        24,534      13,652      17,517       22,242
     7       29,922     275,000     275,000       275,000    18,307       23,478        30,063      16,587      21,758       28,344
     8       35,093     275,000     275,000       275,000    20,599       27,274        36,132      19,452      26,127       34,985
     9       40,523     275,000     275,000       275,000    22,822       31,204        42,798      22,249      30,631       42,225
    10       46,224     275,000     275,000       275,000    24,985       35,282        50,132      24,985      35,282       50,132

    15       79,301     275,000     275,000       275,000    35,406       59,063       101,282      35,406      59,063      101,282
    20      121,517     275,000     275,000       275,000    43,285       87,273       185,463      43,285      87,273      185,463
    25      175,397     275,000     275,000       399,196    48,012      121,499       327,210      48,012     121,499      327,210
    30      244,163     275,000     275,000       648,850    47,018      162,434       559,354      47,018     162,434      559,354
    35      331,927     275,000     275,000     1,005,936    35,944      212,963       940,127      35,944     212,963      940,127

    40      443,939     275,000     294,493     1,646,528     4,369      280,470     1,568,122       4,369     280,470    1,568,122
    45      586,898          --     383,931     2,711,866        --      365,649     2,582,730          --     365,649    2,582,730
    50      769,354          --     489,556     4,406,659        --      466,244     4,196,818          --     466,244    4,196,818
    55    1,002,219          --     598,003     6,906,004        --      592,082     6,837,628          --     592,082    6,837,628
    60    1,299,420          --     762,186    11,359,275        --      762,186    11,359,275          --     762,186   11,359,275

(1) This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

46 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV ES - NY
-----------------------------------------------------------------------------------------------------------------------------------
ILLUSTRATION

INITIAL SPECIFIED AMOUNT $2,000,000                           MALE -- AGE 40                                  CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                      PREFERRED NONSMOKER                              ANNUAL PREMIUM $25,000
-----------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED             DEATH BENEFIT                         POLICY VALUE                    CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST        ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%           0%         6%         12%           0%          6%         12%             0%        6%         12%
-----------------------------------------------------------------------------------------------------------------------------------
     1   $   26,250    $2,000,000  $2,000,000 $ 2,000,000   $ 21,020   $   22,382  $    23,746    $    180  $    1,542  $     2,906
     2       53,813     2,000,000   2,000,000   2,000,000     41,482       45,521       49,726      20,642      24,681       28,886
     3       82,753     2,000,000   2,000,000   2,000,000     61,400       69,452       78,175      40,560      48,612       57,335
     4      113,141     2,000,000   2,000,000   2,000,000     80,844       94,271      109,408      60,004      73,431       88,568
     5      145,048     2,000,000   2,000,000   2,000,000     99,712      119,905      143,597      78,872      99,065      122,757

     6      178,550     2,000,000   2,000,000   2,000,000    117,965      146,336      180,995     101,293     129,664      164,323
     7      213,728     2,000,000   2,000,000   2,000,000    135,562      173,550      221,886     123,058     161,046      209,382
     8      250,664     2,000,000   2,000,000   2,000,000    152,631      201,702      266,754     144,295     193,366      258,418
     9      289,447     2,000,000   2,000,000   2,000,000    169,132      230,784      315,967     164,964     226,616      311,799
    10      330,170     2,000,000   2,000,000   2,000,000    185,132      260,897      370,038     185,132     260,897      370,038

    15      566,437     2,000,000   2,000,000   2,000,000    263,476      438,725      750,968     263,476     438,725      750,968
    20      867,981     2,000,000   2,000,000   2,000,000    324,136      651,843    1,381,912     324,136     651,843    1,381,912
    25    1,252,836     2,000,000   2,000,000   2,981,806    362,568      911,670    2,444,103     362,568     911,670    2,444,103
    30    1,744,020     2,000,000   2,000,000   4,863,775    363,281    1,227,522    4,192,909     363,281   1,227,522    4,192,909
    35    2,370,908     2,000,000   2,000,000   7,571,843    296,982    1,624,119    7,076,488     296,982   1,624,119    7,076,488

    40    3,170,994     2,000,000   2,263,138  12,449,078     99,601    2,155,369   11,856,265      99,601   2,155,369   11,856,265
    45    4,192,129            --   2,956,612  20,609,454         --    2,815,821   19,628,052          --   2,815,821   19,628,052
    50    5,495,385            --   3,782,178  33,680,388         --    3,602,075   32,076,560          --   3,602,075   32,076,560
    55    7,158,706            --   4,634,040  53,051,070         --    4,588,159   52,525,812          --   4,588,159   52,525,812
    60    9,281,573            --   5,922,541  87,642,825         --    5,922,541   87,642,825          --   5,922,541   87,642,825

(1) This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

47 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV - NY
-----------------------------------------------------------------------------------------------------------------------------------
ILLUSTRATION

INITIAL SPECIFIED AMOUNT $275,000                            MALE -- AGE 40                               GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                                      PREFERRED NONSMOKER                              ANNUAL PREMIUM $3,500
-----------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED             DEATH BENEFIT                         POLICY VALUE                    CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST        ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%           0%         6%         12%           0%          6%         12%             0%        6%         12%
-----------------------------------------------------------------------------------------------------------------------------------
     1   $    3,675    $275,000    $275,000    $  275,000   $ 2,587     $ 2,766     $    2,945     $    --     $    --   $       80
     2        7,534     275,000     275,000       275,000     5,081       5,601          6,143       2,215       2,735        3,278
     3       11,585     275,000     275,000       275,000     7,485       8,509          9,621       4,619       5,643        6,755
     4       15,840     275,000     275,000       275,000     9,793      11,486         13,400       6,928       8,621       10,535
     5       20,307     275,000     275,000       275,000    12,001      14,529         17,506       9,135      11,664       14,641

     6       24,997     275,000     275,000       275,000    14,103      17,635         21,967      11,810      15,342       19,675
     7       29,922     275,000     275,000       275,000    16,102      20,807         26,822      14,382      19,088       25,102
     8       35,093     275,000     275,000       275,000    17,993      24,043         32,107      16,847      22,897       30,961
     9       40,523     275,000     275,000       275,000    19,772      27,339         37,863      19,198      26,766       37,290
    10       46,224     275,000     275,000       275,000    21,433      30,695         44,137      21,433      30,695       44,137

    15       79,301     275,000     275,000       275,000    27,554      47,997         85,091      27,554      47,997       85,091
    20      121,517     275,000     275,000       275,000    28,724      65,122        149,340      28,724      65,122      149,340
    25      175,397     275,000     275,000       310,768    21,995      79,785        254,728      21,995      79,785      254,728
    30      244,163     275,000     275,000       490,635       966      87,183        422,961         966      87,183      422,961
    35      331,927          --     275,000       736,400        --      76,755        688,224          --      76,755      688,224

    40      443,939          --     275,000     1,167,875        --      17,904      1,112,262          --      17,904    1,112,262
    45      586,898          --          --     1,852,543        --          --      1,764,326          --          --    1,764,326
    50      769,354          --          --     2,874,639        --          --      2,737,752          --          --    2,737,752
    55    1,002,219          --          --     4,317,789        --          --      4,275,039          --          --    4,275,039
    60    1,299,420          --          --     6,919,649        --          --      6,919,649          --          --    6,919,649

(1) This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

48 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV ES - NY
-----------------------------------------------------------------------------------------------------------------------------------
ILLUSTRATION

INITIAL SPECIFIED AMOUNT $2,000,000                          MALE -- AGE 40                                  CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                      PREFERRED NONSMOKER                              ANNUAL PREMIUM $25,000
-----------------------------------------------------------------------------------------------------------------------------------
          PREMIUM(1)
         ACCUMULATED             DEATH BENEFIT                         POLICY VALUE                    CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST        ANNUAL INVESTMENT RETURN OF           ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%           0%         6%         12%           0%          6%         12%             0%        6%         12%
-----------------------------------------------------------------------------------------------------------------------------------
   1 $        26,250   $2,000,000  $2,000,000  $ 2,000,000   $  18,940   $  20,235   $   21,532       $  --      $   --   $      692
     2        53,813   2,000,000    2,000,000    2,000,000      37,204      40,977       44,912      16,364      20,137       24,072
     3        82,753   2,000,000    2,000,000    2,000,000      54,811      62,258       70,340      33,971      41,418       49,500
     4       113,141   2,000,000    2,000,000    2,000,000      71,722      84,049       97,977      50,882      63,209       77,137
     5       145,048   2,000,000    2,000,000    2,000,000      87,897     106,324      128,005      67,057      85,484      107,165
     6       178,550   2,000,000    2,000,000    2,000,000     103,302     129,057      160,630      86,630     112,385      143,958
     7       213,728   2,000,000    2,000,000    2,000,000     117,957     152,283      196,140     105,453     139,779      183,636
     8       250,664   2,000,000    2,000,000    2,000,000     131,826     175,978      234,802     123,490     167,642      226,466
     9       289,447   2,000,000    2,000,000    2,000,000     144,875     200,125      276,915     140,707     195,957      272,747
    10       330,170   2,000,000    2,000,000    2,000,000     157,071     224,704      322,819     157,071     224,704      322,819
    15       566,437   2,000,000    2,000,000    2,000,000     202,129     351,577      622,563     202,129     351,577      622,563
    20       867,981   2,000,000    2,000,000    2,000,000     211,182     477,488    1,093,111     211,182     477,488    1,093,111
    25     1,252,836   2,000,000    2,000,000    2,275,453     162,840     586,049    1,865,125     162,840     586,049    1,865,125
    30     1,744,020   2,000,000    2,000,000    3,591,983      10,655     642,844    3,096,537      10,655     642,844    3,096,537
    35     2,370,908          --    2,000,000    5,390,855          --     572,416    5,038,182          --     572,416    5,038,182
    40     3,170,994          --    2,000,000    8,549,111          --     156,458    8,142,011          --     156,458    8,142,011
    45     4,192,129          --           --   13,560,672          --          --   12,914,926          --          --   12,914,926
    50     5,495,385          --           --   21,042,097          --          --   20,040,093          --          --   20,040,093
    55     7,158,706          --           --   31,605,482          --          --   31,292,557          --          --   31,292,557
    60     9,281,573          --           --   50,650,296          --          --   50,650,296          --          --   50,650,296

(1) This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

49 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Key Terms

These terms can help you understand details about your policy.

Accumulation unit: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

Attained insurance age: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

Cash surrender value: Proceeds received if you surrender the policy in full, or the amount payable if the insured's death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.

Close of business: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

Code: The Internal Revenue Code of 1986, as amended.

Death benefit valuation date: The date of the insured's death when death occurs on a valuation date. If the insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the insured's death.

Fixed account: The general investment account of IDS Life of New York. The fixed account is made up of all of IDS Life of New York's assets other than those held in any separate account.

Fixed account value: The portion of the policy value that you allocate to the fixed account, including indebtedness.

Funds: Mutual funds or portfolios, each with a different investment objective. (See "The funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS Life of New York: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company of New York.

Indebtedness: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

Insurance age: The insured's age, based upon his or her last birthday on the date of the application.

Insured: The person whose life is insured by the policy.

Lapse: The policy ends without value and no death benefit will be paid.

Minimum initial premium: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

Minimum initial premium period: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

Monthly date: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

Net amount at risk: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

Net premium: The premium paid minus the premium expense charge.

No Lapse Guarantee (NLG): A feature of the policy guaranteeing that the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

No Lapse Guarantee to Age 100 (NLG-100): Guarantees the policy will not lapse before the insured's attained insurance age 100.

NLG-100 premium: The premium required to keep the NLG-100 in effect. The NLG-100 premium is shown in your policy. It depends on the insured's insurance age, duration, sex, risk classification, optional insurance benefits added by rider and the initial specified amount.

The feature is in effect if you meet certain premium requirements or unless indebtedness exceeds the policy value minus surrender charges.

Owner: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

Policy anniversary: The same day and month as the policy date each year the policy remains in force.

Policy date: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

Policy value: The sum of the fixed account value plus the variable account value.

Proceeds: The amount payable under the policy as follows:

50 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

o Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.

o Upon death of the insured on or after the insured has attained insurance age 100, proceeds will be the greater of:

   -- the policy value on the date of the insured's death minus any indebtedness on the date of the insured's death; or

   -- the policy value at the insured's attained insurance age 100 minus any indebtedness on the date of the insured's death.

o  On surrender of the policy, the proceeds will be the cash surrender value.

Risk classification: A group of insureds that IDS Life of New York expects will have similar mortality experience.

Scheduled premium: A premium you select at the time of application, of a level amount, at a fixed interval of time.

Specified amount: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured's attained insurance age 100. We show the initial specified amount in your policy.

Subaccount(s): One or more of the investment divisions of the variable account, each of which invests in a particular fund.

Surrender charge: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.

Valuation date: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

Valuation period: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

Variable account: IDS Life of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

Variable account value: The sum of the values that you allocate to the subaccounts of the variable account.

Financial Statements

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

51 IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

     Additional information about IDS Life Variable Life of New York Account
           8 (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS Life Insurance Company of New
      York at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                     IDS Life Insurance Company of New York
                  20 Madison Avenue Extension, Albany, NY 12203
                                 (800) 541-2251
                           riversource.com/investments


  You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

                      Investment Company Act File #811-5213

   (C)2005 Ameriprise Financial, Inc. All rights reserved.

S-6419 F (10/05)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                              IDS LIFE OF NEW YORK

                    SUCCESSION SELECT VARIABLE LIFE INSURANCE
                            (SUCCESSION SELECT - NY)

                       VARIABLE UNIVERSAL LIFE (VUL - NY)

                   VARIABLE UNIVERSAL LIFE III (VUL III - NY)

                    VARIABLE UNIVERSAL LIFE IV (VUL IV - NY)

           VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES (VUL IV ES - NY)


                                 OCT. 3, 2005


ISSUED BY:  IDS LIFE INSURANCE COMPANY OF NEW YORK

            20 Madison Avenue Extension
            Albany, NY 12203
            Telephone: (800) 541-2251
            Website address: americanexpress.com

            IDS LIFE OF NEW YORK ACCOUNT 8

IDS Life of New York Account 8 is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.

TABLE OF CONTENTS


INFORMATION ABOUT IDS LIFE OF NEW YORK                                 P.   3

   Ownership                                                           p.   3

   State Regulation                                                    p.   3

   Reports                                                             p.   3

   Rating Agencies                                                     p.   3

PRINCIPAL UNDERWRITER                                                  P.   3

THE VARIABLE ACCOUNT                                                   P.   4

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES             P.   4

   Additional Information on Payment Options for Succession
   Select - NY, VUL - NY, VUL III - NY, VUL IV - NY and
   VUL IV ES - NY                                                      p.   4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                          P.   8


FINANCIAL INFORMATION


CORPORATE REORGANIZATION

On Feb. 1, 2005 American Express Company (American Express) announced plans to purse a spin off to American Express shareholders of American Express Financial Corporation. The separation of the American Express Financial Corporation from American Express was completed on Sept. 30, 2005. American Express Financial Corporation is now Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial and its subsidiaries, including IDS Life Insurance Company of New York, are no longer affiliated with American Express.



                         IDS LIFE OF NEW YORK ACCOUNT 8

INFORMATION ABOUT IDS LIFE OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.

We conduct a conventional life insurance business in the State of New York. Our affiliate, IDS Life Insurance Company (IDS Life) has been in the variable annuity business since 1968 and have sold a number of different variable annuity contracts and variable life insurance policies utilizing other separate accounts, unit investment trusts and mutual funds.

OWNERSHIP

IDS Life of New York, a New York corporation is a wholly owned subsidiary of IDS Life, a Minnesota Corporation which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION

We are subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. We file an annual statement in a prescribed form with New York's Department of Insurance. Our books and accounts are subject to review by the New York Department of Insurance at all times and a full examination of our operations is conducted periodically.

REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us refer to the American Express website at americanexpress.com or contact your sales representative. Or view our current ratings by visiting the agency websites directly at:

A.M. Best                                      www.ambest.com

Fitch                                    www.fitchratings.com

Moody's                              www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER

Ameriprise Financial Services, Inc. serves as the principal underwriter of the policy, which it offers on a continuous basis. Ameriprise Financial Services, Inc. is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Ameriprise Financial Services, Inc. is an affiliate of IDS Life of New York, and is the sole distributor of the policy. Representatives of IDS Life of New York are licensed insurance and annuity agents and are registered with the NASD as representatives of Ameriprise Financial Services, Inc.

Ameriprise Financial Services, Inc. currently pays underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been: 2004: $4,089,351; 2003: $2,433,623; and 2002: $1,983,108.
Ameriprise Financial Services, Inc. retains no underwriting commission from the sale of the policy.

                         IDS LIFE OF NEW YORK ACCOUNT 8

THE VARIABLE ACCOUNT

We established the variable account on Sept. 12, 1985, under New York law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR SUCCESSION SELECT - NY, VUL - NY, VUL III - NY, VUL IV - NY AND VUL IV ES - NY

SUCCESSION SELECT - NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                    PAYMENT PERIOD                           MONTHLY PAYMENT PER $1,000
                        (YEARS)                                 PLACED UNDER OPTION B
                          10                                            $9.61
                          15                                             6.87
                          20                                             5.51
                          25                                             4.71
                          30                                             4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

                         IDS LIFE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for five, ten or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

OPTION C TABLE

                                              LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------------------------
AGE         BEGINNING                            5 YEARS           10 YEARS           15 YEARS
PAYEE        IN YEAR                         MALE    FEMALE     MALE    FEMALE     MALE    FEMALE
65            2005                         $ 5.28    $4.68     $5.16    $4.63     $4.96    $4.54
              2010                           5.19     4.61      5.08     4.57      4.90     4.49
              2015                           5.11     4.55      5.01     4.51      4.84     4.43
              2020                           5.03     4.49      4.94     4.45      4.78     4.39
              2025                           4.95     4.43      4.87     4.40      4.73     4.34
              2030                           4.88     4.38      4.81     4.35      4.68     4.30
70            2005                           6.15     5.37      5.88     5.26      5.49     5.07
              2010                           6.03     5.28      5.79     5.18      5.42     5.00
              2015                           5.92     5.19      5.70     5.10      5.36     4.94
              2020                           5.81     5.10      5.61     5.03      5.30     4.88
              2025                           5.71     5.03      5.53     4.96      5.24     4.83
              2030                           5.61     4.95      5.45     4.89      5.18     4.77
75            2005                           7.30     6.36      6.74     6.09      6.01     5.67
              2010                           7.14     6.23      6.63     5.99      5.95     5.60
              2015                           6.99     6.10      6.52     5.89      5.90     5.54
              2020                           6.84     5.99      6.42     5.79      5.84     5.47
              2025                           6.71     5.88      6.32     5.71      5.78     5.41
              2030                           6.58     5.78      6.23     5.62      5.73     5.35
85            2005                          10.68     9.65      8.52     8.14      6.73     6.64
              2010                          10.45     9.41      8.44     8.04      6.72     6.62
              2015                          10.22     9.19      8.36     7.93      6.70     6.59
              2020                          10.00     8.98      8.27     7.83      6.68     6.57
              2025                           9.79     8.78      8.19     7.74      6.67     6.54
              2030                           9.60     8.59      8.11     7.64      6.65     6.52

VUL - NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                    PAYMENT PERIOD                              MONTHLY PAYMENT PER $1,000
                        (YEARS)                                    PLACED UNDER OPTION B
                           5                                            $18.32
                          10                                             10.06
                          15                                              7.34
                          20                                              6.00
                          25                                              5.22
                          30                                              4.72

We will furnish monthly amounts for other payment periods at your request, without charge.

                         IDS LIFE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH       ADJUSTMENT                            CALENDAR YEAR OF PAYEE'S BIRTH     ADJUSTMENT
        Before 1920                      0                                           1945-1949                     6
        1920-1924                        1                                           1950-1959                     7
        1925-1929                        2                                           1960-1969                     8
        1930-1934                        3                                           1970-1979                     9
        1935-1939                        4                                           1980-1989                    10
        1940-1944                        5                                           After 1989                   11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                                              LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------------------------
                                                10 YEARS           15 YEARS           20 YEARS
ADJUSTED AGE PAYEE                           MALE    FEMALE     MALE    FEMALE     MALE    FEMALE
50                                          $4.81    $4.47     $4.74    $4.45     $4.65    $4.40
55                                           5.20     4.80      5.09     4.74      4.94     4.87
60                                           5.70     5.22      5.51     5.12      5.25     4.98
65                                           6.35     5.77      5.98     5.58      5.54     5.32
70                                           7.14     6.50      6.47     6.12      5.77     5.63
75                                           8.00     7.40      6.87     6.64      5.91     5.85

VUL III - NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                    PAYMENT PERIOD                              MONTHLY PAYMENT PER $1,000
                        (YEARS)                                    PLACED UNDER OPTION B
                          10                                             $9.61
                          15                                              6.87
                          20                                              5.51
                          25                                              4.71
                          30                                              4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

                         IDS LIFE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

    CALENDAR YEAR                                                              CALENDAR YEAR
  OF PAYEE'S BIRTH                     ADJUSTMENT                            OF PAYEE'S BIRTH                   ADJUSTMENT
    Before 1920                            0                                    1945-1949                            6
      1920-1924                            1                                    1950-1959                            7
      1925-1929                            2                                    1960-1969                            8
      1930-1934                            3                                    1970-1979                            9
      1935-1939                            4                                    1980-1989                           10
      1940-1944                            5                                    After 1989                          11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.


OPTION C TABLE

                                              LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------------------------
                                                10 YEARS           15 YEARS           20 YEARS
ADJUSTED AGE PAYEE                           MALE    FEMALE     MALE    FEMALE     MALE    FEMALE
50                                          $4.22    $3.89     $4.17    $3.86     $4.08    $3.82
55                                           4.62     4.22      4.53     4.18      4.39     4.11
60                                           5.14     4.66      4.96     4.57      5.71     4.44
65                                           5.81     5.22      5.46     5.05      5.02     4.79
70                                           6.61     5.96      5.96     5.60      5.27     5.12
75                                           7.49     6.89      6.38     6.14      5.42     5.35

VUL IV - NY/VUL IV ES - NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                    PAYMENT PERIOD                              MONTHLY PAYMENT PER $1,000
                        (YEARS)                                    PLACED UNDER OPTION B
                          10                                             $9.61
                          15                                              6.87
                          20                                              5.51
                          25                                              4.71
                          30                                              4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

                         IDS LIFE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

OPTION C TABLE

                                              LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------------------------
AGE         BEGINNING                           5 YEARS            10 YEARS           15 YEARS
PAYEE         IN YEAR                        MALE    FEMALE     MALE    FEMALE     MALE    FEMALE
65            2005                         $ 5.28    $4.68     $5.16    $4.63     $4.96    $4.54
              2010                           5.19     4.61      5.08     4.57      4.90     4.49
              2015                           5.11     4.55      5.01     4.51      4.84     4.43
              2020                           5.03     4.49      4.94     4.45      4.78     4.39
              2025                           4.95     4.43      4.87     4.40      4.73     4.34
              2030                           4.88     4.38      4.81     4.35      4.68     4.30
70            2005                           6.15     5.37      5.88     5.26      5.49     5.07
              2010                           6.03     5.28      5.79     5.18      5.42     5.00
              2015                           5.92     5.19      5.70     5.10      5.36     4.94
              2020                           5.81     5.10      5.61     5.03      5.30     4.88
              2025                           5.71     5.03      5.53     4.96      5.24     4.83
              2030                           5.61     4.95      5.45     4.89      5.18     4.77
75            2005                           7.30     6.36      6.74     6.09      6.01     5.67
              2010                           7.14     6.23      6.63     5.99      5.95     5.60
              2015                           6.99     6.10      6.52     5.89      5.90     5.54
              2020                           6.84     5.99      6.42     5.79      5.84     5.47
              2025                           6.71     5.88      6.32     5.71      5.78     5.41
              2030                           6.58     5.78      6.23     5.62      5.73     5.35
85            2005                          10.68     9.65      8.52     8.14      6.73     6.64
              2010                          10.45     9.41      8.44     8.04      6.72     6.62
              2015                          10.22     9.19      8.36     7.93      6.70     6.59
              2020                          10.00     8.98      8.27     7.83      6.68     6.57
              2025                           9.79     8.78      8.19     7.74      6.67     6.54
              2030                           9.60     8.59      8.11     7.64      6.65     6.52

The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402), independent registered public accounting firm, as stated in their report appearing herein.

FINANCIAL INFORMATION

Ernst & Young LLP, independent registered public accounting firm, have audited the consolidated financial statements of IDS Life Insurance Company of New York at Dec. 31, 2004 and 2003, and for each of the three years in the period ended Dec. 31, 2004, and the individual financial statements of the segregated asset subaccounts of the IDS Life of New York Account 8 - IDS Life of New York Succession Select Variable Life Insurance, IDS Life of New York Account 8 - IDS Life of New York Variable Second-to-Die Life Insurance, IDS Life of New York Account 8 - IDS Life of New York Variable Universal Life, IDS Life of New York Account 8 - IDS Life of New York Variable Universal Life III, IDS Life of New York Account 8 - IDS Life of New York Variable Universal Life IV and IDS Life of New York Account 8 - IDS Life of New York Variable Universal Life IV - Estate Series at Dec. 31, 2004, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

                         IDS LIFE OF NEW YORK ACCOUNT 8

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the 71 segregated asset subaccounts of IDS Life of New York Account 8, referred to in Note 1, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life of New York Account 8's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life of New York Account 8's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 71 segregated asset subaccounts of IDS Life of New York Account 8, referred to in Note 1, at December 31, 2004, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                     /s/ Ernst & Young LLP


Minneapolis, Minnesota

March 31, 2005

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
DECEMBER 31, 2004                                            CASH MGMT       DIV BOND      DIV EQ INC     EQ SELECT     GLOBAL BOND
ASSETS
Investments, at value(1),(2)                                $  4,627,977   $   9,527,306  $  6,867,295   $     45,578   $  1,096,660
Dividends receivable                                               6,044          35,639            --             --          3,092
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  10,458              --        18,429             --          2,825
Receivable for share redemptions                                      --              --            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   4,644,479       9,562,945     6,885,724         45,578      1,102,577
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 3,659           7,252         5,126             33            821
    Contract terminations                                             --             312            --            674             --
Payable for investments purchased                                     --              --            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  3,659           7,564         5,126            707            821
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             4,640,820       9,555,381     6,880,598         44,847      1,101,756
Net assets applicable to seed money                                   --              --            --             24             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  4,640,820   $   9,555,381  $  6,880,598   $     44,871   $  1,101,756
====================================================================================================================================
(1) Investment shares                                          4,629,638         894,883       529,952          3,889         94,331
(2) Investments, at cost                                    $  4,627,977   $   9,385,425  $  5,603,204   $     41,649   $  1,008,269
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AXP VP          AXP VP        AXP VP         AXP VP         AXP VP
DECEMBER 31, 2004 (CONTINUED)                                   GRO        HI YIELD BOND   LG CAP EQ       MANAGED        NEW DIM
ASSETS
Investments, at value(1),(2)                                $  1,150,810   $   2,843,100  $ 39,577,881   $ 29,679,923   $  6,429,723
Dividends receivable                                                  --          14,922            --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --           2,231            --             --          7,720
Receivable for share redemptions                                      --              --            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,150,810       2,860,253    39,577,881     29,679,923      6,437,443
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   868           2,144        30,220         22,697          4,849
    Contract terminations                                          1,345              --        24,809         15,174             --
Payable for investments purchased                                     --              --            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,213           2,144        55,029         37,871          4,849
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             1,148,597       2,858,109    39,522,852     29,642,052      6,432,594
Net assets applicable to seed money                                   --              --            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,148,597   $   2,858,109  $ 39,522,852   $ 29,642,052   $  6,432,594
====================================================================================================================================
(1) Investment shares                                            182,844         416,289     1,890,313      1,966,802        410,283
(2) Investments, at cost                                    $  1,032,636   $   2,646,311  $ 37,305,895   $ 27,625,912   $  6,027,736
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AXP VP                        AXP VP         AXP VP         AXP VP
                                                              PTNRS SM         AXP VP        SHORT          SM CAP        STRATEGY
DECEMBER 31, 2004 (CONTINUED)                                 CAP VAL         S&P 500       DURATION         ADV            AGGR
ASSETS
Investments, at value(1),(2)                                $    174,427   $  4,442,243   $  2,762,614   $  1,092,093   $    230,886
Dividends receivable                                                  --             --          6,017             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                   2,175             --             86            998             --
Receivable for share redemptions                                      --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     176,602      4,442,243      2,768,717      1,093,091        230,886
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   129          3,374          2,092            818            175
    Contract terminations                                             --          3,661             --             --          1,463
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    129          7,035          2,092            818          1,638
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                               176,445      4,435,208      2,766,625      1,092,273        229,248
Net assets applicable to seed money                                   28             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    176,473   $  4,435,208   $  2,766,625   $  1,092,273   $    229,248
====================================================================================================================================
(1) Investment shares                                             12,422        538,140        268,988         74,949         28,857
(2) Investments, at cost                                    $    167,236   $  3,887,196   $  2,794,131   $    885,728   $    213,783
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AXP VP                       AIM VI         AIM VI          AIM VI
                                                                THDL          AXP VP       CAP APPR,      CAP APPR,       CAP DEV,
DECEMBER 31, 2004 (CONTINUED)                                EMER MKTS      THDL INTL        SER I          SER II         SER I
ASSETS
Investments, at value(1),(2)                                $    429,492   $ 13,056,663   $    466,280   $     69,563   $    559,370
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                   1,367             --          4,446             --             56
Receivable for share redemptions                                      --             --            347             52            424
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     430,859     13,056,663        471,073         69,615        559,850
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   317          9,933            347             52            424
    Contract terminations                                             --          8,973             --             --             --
Payable for investments purchased                                     --             --          4,446             --             56
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    317         18,906          4,793             52            480
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                               430,542     13,037,757        466,280         69,563        559,370
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    430,542   $ 13,037,757   $    466,280   $     69,563   $    559,370
====================================================================================================================================
(1) Investment shares                                             37,154      1,354,057         20,550          3,092         38,104
(2) Investments, at cost                                    $    385,005   $ 11,452,685   $    426,862   $     65,279   $    450,312
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AIM VI         AIM VI         AIM VI        AIM VI         AIM VI
                                                              CAP DEV,       CORE EQ,         DYN,        FIN SERV,        TECH,
DECEMBER 31, 2004 (CONTINUED)                                  SER II         SER I          SER I          SER I          SER I
ASSETS
Investments, at value(1),(2)                                $     38,330   $ 20,734,869   $     27,010   $      3,362   $     22,736
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --             --             --             --             --
Receivable for share redemptions                                      29         54,545             21              3             18
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      38,359     20,789,414         27,031          3,365         22,754
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    29         16,046             21              3             18
    Contract terminations                                             --         38,499             --             --             --
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     29         54,545             21              3             18
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                                38,330     20,734,869         27,010          3,338         22,736
Net assets applicable to seed money                                   --             --             --             24             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     38,330   $ 20,734,869   $     27,010   $      3,362   $     22,736
====================================================================================================================================
(1) Investment shares                                              2,631        917,472          2,025            230          1,831
(2) Investments, at cost                                    $     34,121   $ 21,677,121   $     23,193   $      3,103   $     21,474
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AB VP          AB VP
                                                             GRO & INC,     INTL VAL,        AC VP          AC VP          AC VP
DECEMBER 31, 2004 (CONTINUED)                                   CL B           CL B        INTL, CL I    INTL, CL II     VAL, CL I
ASSETS
Investments, at value(1),(2)                                $    256,332   $    248,946   $  1,459,689   $     70,314   $  5,618,349
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                   1,199          5,017             --             59             --
Receivable for share redemptions                                     194            176          1,178             52          5,008
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     257,725        254,139      1,460,867         70,425      5,623,357
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   194            176          1,123             52          4,281
    Contract terminations                                             --             --             55             --            727
Payable for investments purchased                                  1,199          5,017             --             59             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,393          5,193          1,178            111          5,008
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                               256,332        248,946      1,459,689         70,314      5,618,349
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    256,332   $    248,946   $  1,459,689   $     70,314   $  5,618,349
====================================================================================================================================
(1) Investment shares                                             10,739         14,988        198,597          9,580        642,097
(2) Investments, at cost                                    $    236,335   $    218,365   $  1,217,146   $     62,627   $  4,524,546
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AC VP        CALVERT VS         CS             CS           EG VA
                                                                VAL,          SOCIAL        MID-CAP         SM CAP      FUNDAMENTAL
DECEMBER 31, 2004 (CONTINUED)                                  CL II           BAL            GRO            GRO        LG CAP, CL 2
ASSETS
Investments, at value(1),(2)                                $    283,790   $    485,299   $    361,204   $    524,407   $     30,544
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --             --            303             --            400
Receivable for share redemptions                                   1,583            625            282            505             22
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     285,373        485,924        361,789        524,912         30,966
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   207            372            282            405             22
    Contract terminations                                          1,376            253             --            100             --
Payable for investments purchased                                     --             --            303             --            400
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,583            625            585            505            422
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                               283,790        485,299        361,204        524,407         30,544
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    283,790   $    485,299   $    361,204   $    524,407   $     30,544
====================================================================================================================================
(1) Investment shares                                             32,470        259,241         29,295         34,275          1,850
(2) Investments, at cost                                    $    262,711   $    446,587   $    307,527   $    455,156   $     28,530
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                              FID VIP        FID VIP        FID VIP        FID VIP        FID VIP
                                                             GRO & INC,     GRO & INC,      MID CAP,       MID CAP,      OVERSEAS,
DECEMBER 31, 2004 (CONTINUED)                                 SERV CL       SERV CL 2       SERV CL       SERV CL 2       SERV CL
ASSETS
Investments, at value(1),(2)                                $  6,546,293   $    460,789   $  8,906,780   $    772,219   $  1,773,778
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                   7,427             --          7,053          3,349          6,660
Receivable for share redemptions                                   5,044          1,537          6,753            567          1,351
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   6,558,764        462,326      8,920,586        776,135      1,781,789
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 5,044            346          6,753            567          1,351
    Contract terminations                                             --          1,191             --             --             --
Payable for investments purchased                                  7,427             --          7,053          3,349          6,660
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 12,471          1,537         13,806          3,916          8,011
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                             6,546,293        460,789      8,906,780        772,219      1,773,778
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  6,546,293   $    460,789   $  8,906,780   $    772,219   $  1,773,778
====================================================================================================================================
(1) Investment shares                                            473,340         33,610        296,202         25,844        101,707
(2) Investments, at cost                                    $  5,849,482   $    435,903   $  6,126,709   $    651,036   $  1,446,071
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                              FID VIP         FTVIPT         FTVIPT         FTVIPT         FTVIPT
                                                             OVERSEAS,      FRANK REAL      FRANK SM     MUTUAL SHARES    TEMP FOR
DECEMBER 31, 2004 (CONTINUED)                                SERV CL 2      EST, CL 2     CAP VAL, CL 2   SEC, CL 2      SEC, CL 2
ASSETS
Investments, at value(1),(2)                                $    228,498   $  3,549,052   $   1,391,481  $     109,715  $  2,408,901
Dividends receivable                                                  --             --              --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      94          7,417           1,891             29            --
Receivable for share redemptions                                     170          2,714           1,040             83         3,424
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     228,762      3,559,183       1,394,412        109,827     2,412,325
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   170          2,714           1,040             83         1,799
    Contract terminations                                             --             --              --             --         1,625
Payable for investments purchased                                     94          7,417           1,891             29            --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    264         10,131           2,931            112         3,424
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                               228,498      3,549,052       1,391,481        109,715     2,408,901
Net assets applicable to seed money                                   --             --              --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    228,498   $  3,549,052   $   1,391,481  $     109,715  $  2,408,901
====================================================================================================================================
(1) Investment shares                                             13,140        116,401          88,913          6,593       167,868
(2) Investments, at cost                                    $    203,267   $  2,468,847   $   1,046,522  $      99,432  $  1,907,320
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               GS VIT         GS VIT          GS VIT        JANUS          JANUS
                                                            CORE SM CAP     CORE U.S.        MID CAP     ASPEN GLOBAL    ASPEN INTL
DECEMBER 31, 2004 (CONTINUED)                                    EQ             EQ             VAL        TECH, SERV     GRO, SERV
ASSETS
Investments, at value(1),(2)                                $    664,939   $  1,278,845   $   5,039,349  $     284,027  $  1,690,899
Dividends receivable                                                  --             --              --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     828          7,105           4,936             --         3,565
Receivable for share redemptions                                     506            990           3,842            370         1,292
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     666,273      1,286,940       5,048,127        284,397     1,695,756
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   506            990           3,842            221         1,292
    Contract terminations                                             --             --              --            149            --
Payable for investments purchased                                    828          7,105           4,936             --         3,565
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,334          8,095           8,778            370         4,857
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                               664,939      1,278,845       5,039,349        284,027     1,690,899
Net assets applicable to seed money                                   --             --              --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    664,939   $  1,278,845   $   5,039,349  $     284,027  $  1,690,899
====================================================================================================================================
(1) Investment shares                                             46,176        102,967         329,800         80,008        62,765
(2) Investments, at cost                                    $    517,585   $  1,108,244   $   4,145,272  $     284,047  $  1,352,873
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                                              MFS
                                                            JANUS ASPEN       LAZARD        INV GRO          MFS            MFS
                                                            MID CAP GRO,      RETIRE         STOCK,        NEW DIS,      UTILITIES,
DECEMBER 31, 2004 (CONTINUED)                                   SERV         INTL EQ        SERV CL        SERV CL        SERV CL
ASSETS
Investments, at value(1),(2)                                $    431,945   $  1,605,080   $  1,397,340   $  1,634,933   $     43,074
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --            650          1,723             --             --
Receivable for share redemptions                                     419          1,213          1,085          2,060            395
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     432,364      1,606,943      1,400,148      1,636,993         43,469
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   343          1,213          1,085          1,269             34
    Contract terminations                                             76             --             --            791            361
Payable for investments purchased                                     --            650          1,723             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    419          1,863          2,808          2,060            395
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                               431,945      1,605,080      1,397,340      1,634,933         43,074
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    431,945   $  1,605,080   $  1,397,340   $  1,634,933   $     43,074
====================================================================================================================================
(1) Investment shares                                             17,033        135,108        149,608        111,144          2,120
(2) Investments, at cost                                    $    351,524   $  1,307,994   $  1,297,835   $  1,452,951   $     36,381
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                                             PUT VT
                                                              PIONEER        PIONEER         HEALTH         PUT VT         PUT VT
                                                            EQ INC VCT,       EUROPE       SCIENCES,      HI YIELD,       INTL EQ,
DECEMBER 31, 2004 (CONTINUED)                                  CL II        VCT, CL II       CL IB          CL IB          CL IB
ASSETS
Investments, at value(1),(2)                                $     93,422   $      9,184   $      8,213   $    756,816   $     61,372
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     749             --             --          1,920             --
Receivable for share redemptions                                      67              7              6            571             47
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      94,238          9,191          8,219        759,307         61,419
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    67              7              6            571             47
    Contract terminations                                             --             --             --             --             --
Payable for investments purchased                                    749             --             --          1,920             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    816              7              6          2,491             47
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                                93,422          9,184          8,213        756,816         61,372
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     93,422   $      9,184   $      8,213   $    756,816   $     61,372
====================================================================================================================================
(1) Investment shares                                              4,518            880            700         94,014          4,172
(2) Investments, at cost                                    $     86,199   $      8,483   $      7,538   $    697,050   $     52,124
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               PUT VT         PUT VT                                      STRONG
                                                            INTL NEW OPP,    NEW OPP,        PUT VT         ROYCE         OPP II,
DECEMBER 31, 2004 (CONTINUED)                                  CL IB          CL IA       VISTA, CL IB    MICRO-CAP      ADVISOR CL
ASSETS
Investments, at value(1),(2)                                $     712,705  $ 14,381,188   $    478,716   $  5,307,480   $     31,593
Dividends receivable                                                   --            --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      383            --          1,959          6,047             --
Receivable for share redemptions                                      538        48,106            371          4,096             23
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      713,626    14,429,294        481,046      5,317,623         31,616
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    538        11,215            371          4,096             23
    Contract terminations                                              --        36,891             --             --             --
Payable for investments purchased                                     383            --          1,959          6,047             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     921        48,106          2,330         10,143             23
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                                712,705    14,381,188        478,716      5,307,480         31,593
Net assets applicable to seed money                                    --            --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     712,705  $ 14,381,188   $    478,716   $  5,307,480   $     31,593
====================================================================================================================================
(1) Investment shares                                              57,154       843,471         38,513        461,520          1,419
(2) Investments, at cost                                    $     564,440  $ 20,242,023   $    400,887   $  4,389,086   $     28,581
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               THIRD          WANGER         WANGER         WF ADV         WF ADV
DECEMBER 31, 2004 (CONTINUED)                                 AVE VAL      INTL SM CAP     U.S. SM CO    ASSET ALLOC     INTL CORE
ASSETS
Investments, at value(1),(2)                                $   6,690,334  $  2,671,033   $  4,890,776   $    185,709   $     36,987
Dividends receivable                                                   --            --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                   11,060         3,945          1,183             --             --
Receivable for share redemptions                                    5,071         1,961          3,739            142            757
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    6,706,465     2,676,939      4,895,698        185,851         37,744
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  5,071         1,961          3,739            142             28
    Contract terminations                                              --            --             --             --            729
Payable for investments purchased                                  11,060         3,945          1,183             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  16,131         5,906          4,922            142            757
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                              6,690,334     2,671,033      4,890,776        185,709         36,987
Net assets applicable to seed money                                    --            --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $   6,690,334  $  2,671,033   $  4,890,776   $    185,709   $     36,987
====================================================================================================================================
(1) Investment shares                                             270,535       104,911        155,906         14,318          4,472
(2) Investments, at cost                                    $   4,875,593  $  1,988,651   $  3,686,359   $    174,655   $     32,783
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENT OF ASSETS AND LIABILITIES

                                                             SEGREGATED
                                                                ASSET
                                                             SUBACCOUNT
                                                            ------------
                                                               WF ADV
DECEMBER 31, 2004 (CONTINUED)                                SM CAP GRO
ASSETS
Investments, at value(1),(2)                                $     90,961
Dividends receivable                                                  --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      75
Receivable for share redemptions                                      69
------------------------------------------------------------------------
Total assets                                                      91,105
========================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    69
    Contract terminations                                             --
Payable for investments purchased                                     75
------------------------------------------------------------------------
Total liabilities                                                    144
------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                                90,961
Net assets applicable to seed money                                   --
------------------------------------------------------------------------
Total net assets                                            $     90,961
========================================================================
(1) Investment shares                                             11,587
(2) Investments, at cost                                    $     78,147
------------------------------------------------------------------------

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP          AXP VP         AXP VP        AXP VP         AXP VP
YEAR ENDED DECEMBER 31, 2004                                 CASH MGMT       DIV BOND      DIV EQ INC     EQ SELECT     GLOBAL BOND
INVESTMENT INCOME
Dividend income                                            $     25,422   $    226,805   $     76,108   $         --   $     31,560
Variable account expenses                                        24,864         52,189         41,809            175          6,956
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     558        174,616         34,299           (175)        24,604
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       2,431,188        653,579        133,680          8,754        112,548
    Cost of investments sold                                  2,431,188        646,638        118,674          8,763        107,481
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --          6,941         15,006             (9)         5,067
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --        111,122        856,639          3,793         56,800
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       --        118,063        871,645          3,784         61,867
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        558   $    292,679   $    905,944   $      3,609   $     86,471
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       GRO        HI YIELD BOND   LG CAP EQ       MANAGED        NEW DIM
INVESTMENT INCOME
Dividend income                                            $      3,266   $    169,837   $    191,915   $    285,834   $     62,996
Variable account expenses                                         8,952         21,949        165,013        127,291         54,221
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,686)       147,888         26,902        158,543          8,775
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         130,355        446,525      2,124,850      1,668,208        679,844
    Cost of investments sold                                    125,142        426,404      2,131,115      1,626,573        664,861
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  5,213         20,121         (6,265)        41,635         14,983
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    78,187         79,560      2,252,217      2,031,975        120,925
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   83,400         99,681      2,245,952      2,073,610        135,908
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     77,714   $    247,569   $  2,272,854   $  2,232,153   $    144,683
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP                        AXP VP         AXP VP         AXP VP
                                                             PTNRS SM        AXP VP         SHORT          SM CAP        STRATEGY
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     CAP VAL        S&P 500        DURATION         ADV            AGGR
INVESTMENT INCOME
Dividend income                                            $         41   $     53,395   $     48,178   $         --   $         --
Variable account expenses                                           694         31,598         17,458          7,147          1,890
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (653)        21,797         30,720         (7,147)        (1,890)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                           5,476        354,570        443,927         95,665         50,600
    Cost of investments sold                                      5,285        325,560        447,491         79,961         51,523
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    191         29,010         (3,564)        15,704           (923)
Distributions from capital gains                                 12,746             --             --         42,848             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,907        309,440        (22,723)        93,268         20,918
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   19,844        338,450        (26,287)       151,820         19,995
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     19,191   $    360,247   $      4,433   $    144,673   $     18,105
===================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP                       AIM VI         AIM VI          AIM VI
                                                               THDL          AXP VP       CAP APPR,      CAP APPR,       CAP DEV,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    EMER MKTS      THDL INTL        SER I          SER II         SER I
INVESTMENT INCOME
Dividend income                                            $      8,447   $     65,161   $         --   $         --   $         --
Variable account expenses                                         2,872         52,422          2,792            324          3,986
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   5,575         12,739         (2,792)          (324)        (3,986)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         350,207        461,978         27,590          6,522         37,118
    Cost of investments sold                                    346,249        453,898         26,495          6,311         32,900
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  3,958          8,080          1,095            211          4,218
Distributions from capital gains                                  6,133             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    25,298      1,588,959         26,888          4,236         63,239
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   35,389      1,597,039         27,983          4,447         67,457
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     40,964   $  1,609,778   $     25,191   $      4,123   $     63,471
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                                             CAP DEV,       CORE EQ,         DYN,        FIN SERV,        TECH,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      SER II         SER I          SER I          SER I          SER I
INVESTMENT INCOME
Dividend income                                            $         --   $    197,986   $         --   $         23   $         --
Variable account expenses                                           186        185,176             80             19            143
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (186)        12,810            (80)             4           (143)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                          18,061      2,606,577            543            142          1,264
    Cost of investments sold                                     18,102      2,886,725            512            138          1,293
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (41)      (280,148)            31              4            (29)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,122      1,829,747          3,816            215          1,285
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    4,081      1,549,599          3,847            219          1,256
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,895   $  1,562,409   $      3,767   $        223   $      1,113
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AB VP          AB VP
                                                            GRO & INC,     INTL VAL,        AC VP          AC VP          AC VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       CL B           CL B        INTL, CL I    INTL, CL II     VAL, CL I
INVESTMENT INCOME
Dividend income                                            $        572   $        242   $      5,884   $         51   $     44,672
Variable account expenses                                         1,082            808         10,779            274         43,203
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (510)          (566)        (4,895)          (223)         1,469
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                           9,225         14,544        129,559          7,036        471,455
    Cost of investments sold                                      8,703         13,610        119,611          6,735        401,541
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    522            934          9,948            301         69,914
Distributions from capital gains                                     --            121             --             --         34,653
Net change in unrealized appreciation or
  depreciation of investments                                    19,042         30,467        170,705          7,204        520,975
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   19,564         31,522        180,653          7,505        625,542
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     19,054   $     30,956   $    175,758   $      7,282   $    627,011
===================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AC VP        CALVERT VS         CS             CS           EG VA
                                                               VAL,          SOCIAL        MID-CAP         SM CAP      FUNDAMENTAL
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      CL II           BAL            GRO            GRO        LG CAP, CL 2
INVESTMENT INCOME
Dividend income                                            $        334   $      7,954   $          --  $          --  $        266
Variable account expenses                                           975          3,551           2,734          4,138            97
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (641)         4,403          (2,734)        (4,138)          169
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                          17,470         35,777          42,521        190,341         1,060
    Cost of investments sold                                     16,843         33,738          38,582        170,157         1,041
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    627          2,039           3,939         20,184            19
Distributions from capital gains                                    306             --              --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    20,352         22,710          34,784         23,916         1,973
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   21,285         24,749          38,723         44,100         1,992
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     20,644   $     29,152    $     35,989  $      39,962  $      2,161
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              FID VIP        FID VIP        FID VIP        FID VIP        FID VIP
                                                             GRO & INC,     GRO & INC,      MID CAP,       MID CAP,      OVERSEAS,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      SERV CL       SERV CL 2       SERV CL       SERV CL 2       SERV CL
INVESTMENT INCOME
Dividend income                                            $     41,453   $        794   $          --  $          --  $     11,518
Variable account expenses                                        51,726          2,177          64,904          3,396        11,976
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (10,273)        (1,383)        (64,904)        (3,396)         (458)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         552,455         35,093         628,241          6,584        79,870
    Cost of investments sold                                    523,245         34,308         485,797          5,980        71,526
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 29,210            785         142,444            604         8,344
Distributions from capital gains                                     --             --              --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                   270,048         22,953       1,554,143        114,718       176,277
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  299,258         23,738       1,696,587        115,322       184,621
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    288,985   $     22,355   $   1,631,683   $    111,926  $    184,163
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP         FTVIPT         FTVIPT         FTVIPT         FTVIPT
                                                            OVERSEAS,      FRANK REAL      FRANK SM     MUTUAL SHARES    TEMP FOR
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    SERV CL 2      EST, CL 2     CAP VAL, CL 2   SEC, CL 2      SEC, CL 2
INVESTMENT INCOME
Dividend income                                            $        460   $     45,539   $       1,731  $         330  $     20,774
Variable account expenses                                           998         23,775           9,047            492        17,682
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (538)        21,764          (7,316)          (162)        3,092
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                           4,443        269,269         122,031          1,045       305,377
    Cost of investments sold                                      4,468        209,672         100,131          1,002       264,689
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (25)        59,597          21,900             43        40,688
Distributions from capital gains                                     --          3,450              --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    23,930        679,990         205,522          9,324       290,646
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   23,905        743,037         227,422          9,367       331,334
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     23,367   $    764,801   $     220,106  $       9,205  $    334,426
===================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              GS VIT         GS VIT         GS VIT         JANUS          JANUS
                                                           CORE SM CAP     CORE U.S.       MID CAP      ASPEN GLOBAL    ASPEN INTL
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                        EQ             EQ            VAL         TECH, SERV     GRO, SERV
INVESTMENT INCOME
Dividend income                                            $      1,138   $     13,617   $     26,659   $         --   $     12,894
Variable account expenses                                         5,018          7,945         36,038          2,213         13,487
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,880)         5,672         (9,379)        (2,213)          (593)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                          56,249        160,573        348,957        308,531        319,318
    Cost of investments sold                                     44,256        144,738        287,676        295,676        286,468
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 11,993         15,835         61,281         12,855         32,850
Distributions from capital gains                                 29,182             --        427,992             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    47,649        113,432        441,725        (11,111)       220,889
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   88,824        129,267        930,998          1,744        253,739
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     84,944   $    134,939   $    921,619   $       (469)  $    253,146
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                             MFS
                                                           JANUS ASPEN       LAZARD        INV GRO          MFS            MFS
                                                           MID CAP GRO,      RETIRE         STOCK,        NEW DIS,      UTILITIES,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       SERV         INTL EQ        SERV CL        SERV CL        SERV CL
INVESTMENT INCOME
Dividend income                                            $         --   $      6,295   $         --   $         --   $         74
Variable account expenses                                         3,532         10,663         11,406         13,599            149
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,532)        (4,368)       (11,406)       (13,599)           (75)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                          98,134         73,465        182,468        212,095          3,682
    Cost of investments sold                                     85,521         64,581        182,654        203,301          3,247
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 12,613          8,884           (186)         8,794            435
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    63,110        178,615        115,503         91,508          6,636
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   75,723        187,499        115,317        100,302          7,071
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     72,191   $    183,131   $    103,911   $     86,703   $      6,996
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                             PUT VT
                                                              PIONEER        PIONEER         HEALTH         PUT VT         PUT VT
                                                            EQ INC VCT,       EUROPE       SCIENCES,      HI YIELD,       INTL EQ,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       CL II        VCT, CL II       CL IB          CL IB          CL IB
INVESTMENT INCOME
Dividend income                                            $      1,061   $          7   $          7   $     45,521   $        722
Variable account expenses                                           355             17             47          5,521            470
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     706            (10)           (40)        40,000            252
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                           2,474            784            534         83,663         16,652
    Cost of investments sold                                      2,323            749            515         78,047         15,244
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    151             35             19          5,616          1,408
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,767            699            467         13,858          6,611
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    6,918            734            486         19,474          8,019
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      7,624   $        724   $        446   $     59,474   $      8,271
===================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT         PUT VT                                      STRONG
                                                           INTL NEW OPP,    NEW OPP,        PUT VT         ROYCE         OPP II,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      CL IB          CL IA       VISTA, CL IB    MICRO-CAP      ADVISOR CL
INVESTMENT INCOME
Dividend income                                            $       5,621  $         --   $         --   $         --   $         --
Variable account expenses                                          5,448       126,409          3,734         42,637            157
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      173      (126,409)        (3,734)       (42,637)          (157)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                           98,100     1,948,893         96,051        519,899          7,283
    Cost of investments sold                                      84,190     3,001,252         89,102        425,859          6,870
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  13,910    (1,052,359)         6,949         94,040            413
Distributions from capital gains                                      --            --             --        383,510             --
Net change in unrealized appreciation or
  depreciation of investments                                     61,357     2,453,401         69,906        147,837          2,923
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    75,267     1,401,042         76,855        625,387          3,336
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      75,440  $  1,274,633   $     73,121   $    582,750   $      3,179
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              THIRD          WANGER         WANGER         WF ADV         WF ADV
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     AVE VAL      INTL SM CAP     U.S. SM CO    ASSET ALLOC     INTL CORE
INVESTMENT INCOME
Dividend income                                            $      29,966  $     10,025   $         --   $      2,077   $         42
Variable account expenses                                         50,256        16,166         34,743            585            188
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (20,290)       (6,141)       (34,743)         1,492           (146)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                          505,945       433,820        328,008          4,443          2,070
    Cost of investments sold                                     402,344       345,076        269,820          4,381          1,919
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 103,601        88,744         58,188             62            151
Distributions from capital gains                                  57,351            --             --          1,295             --
Net change in unrealized appreciation or
  depreciation of investments                                    856,633       432,762        647,550         11,009          3,433
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 1,017,585       521,506        705,738         12,366          3,584
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     997,295  $    515,365   $    670,995   $     13,858   $      3,438
===================================================================================================================================

                                                            SEGREGATED
                                                               ASSET
                                                            SUBACCOUNT
                                                           ------------
                                                               WF ADV
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    SM CAP GRO
INVESTMENT INCOME
Dividend income                                            $         --
Variable account expenses                                           408
-----------------------------------------------------------------------
Investment income (loss) -- net                                    (408)
=======================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                           5,166
    Cost of investments sold                                      4,958
-----------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    208
Distributions from capital gains                                     --
Net change in unrealized appreciation or
  depreciation of investments                                    11,974
-----------------------------------------------------------------------
Net gain (loss) on investments                                   12,182
-----------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     11,774
=======================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
YEAR ENDED DECEMBER 31, 2004                                CASH MGMT       DIV BOND      DIV EQ INC     EQ SELECT     GLOBAL BOND
OPERATIONS
Investment income (loss) -- net                            $        558   $    174,616   $     34,299   $       (175)  $     24,604
Net realized gain (loss) on sales of investments                     --          6,941         15,006             (9)         5,067
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --        111,122        856,639          3,793         56,800
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         558        292,679        905,944          3,609         86,471
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,230,186      1,023,903        838,095         26,381        211,766
Net transfers(1)                                              2,634,268      6,327,001      2,566,453         15,690        300,047
Transfers for policy loans                                      147,399        (38,853)         3,268             --          1,337
Policy charges                                                 (334,151)      (360,341)      (217,652)        (4,762)       (40,483)
Contract terminations:
    Surrender benefits                                         (140,970)      (248,818)      (119,242)          (388)       (16,361)
    Death benefits                                                   --         (3,408)        (1,713)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,536,732      6,699,484      3,069,209         36,921        456,306
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,103,530      2,563,218      2,905,445          4,341        558,979
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,640,820   $  9,555,381   $  6,880,598   $     44,871   $  1,101,756
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,080,819      2,196,689      2,516,893          3,900        413,640
Contract purchase payments                                    1,207,107        861,898        696,801         24,057        154,460
Net transfers(1)                                              2,586,105      5,399,642      2,155,190         14,162        224,929
Transfers for policy loans                                      144,544        (32,863)         2,998             --          1,356
Policy charges                                                 (327,922)      (304,265)      (181,919)        (4,323)       (34,966)
Contract terminations:
    Surrender benefits                                         (138,348)      (211,016)      (100,669)          (345)       (11,705)
    Death benefits                                                   --         (2,828)        (1,483)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,552,305      7,907,257      5,087,811         37,451        747,714
===================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       GRO        HI YIELD BOND   LG CAP EQ       MANAGED        NEW DIM
OPERATIONS
Investment income (loss) -- net                            $     (5,686)  $     147,888  $     26,902   $    158,543   $      8,775
Net realized gain (loss) on sales of investments                  5,213          20,121        (6,265)        41,635         14,983
Distributions from capital gains                                     --              --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    78,187          79,560     2,252,217      2,031,975        120,925
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      77,714         247,569     2,272,854      2,232,153        144,683
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      246,339         478,028     2,337,447      1,513,498      1,275,110
Net transfers(1)                                                116,716         363,125    36,913,307     27,135,058       (220,025)
Transfers for policy loans                                       (8,859)         (7,330)      (92,919)       (74,818)       (35,425)
Policy charges                                                  (62,252)        (94,287)   (1,231,342)      (967,597)      (312,821)
Contract terminations:
    Surrender benefits                                           (4,861)        (76,050)     (869,919)      (628,653)      (201,614)
    Death benefits                                                   --              --        (8,125)        (3,830)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  287,083         663,486    37,048,449     26,973,658        505,225
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 783,800       1,947,054       201,549        436,241      5,782,686
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,148,597   $   2,858,109  $ 39,522,852   $ 29,642,052   $  6,432,594
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,454,783       1,704,147       290,414        514,959      8,149,264
Contract purchase payments                                      456,071         403,387     3,427,894      1,733,558      1,827,420
Net transfers(1)                                                213,829         305,898    53,841,602     32,030,922       (330,471)
Transfers for policy loans                                      (16,496)         (5,779)     (134,144)       (84,940)       (50,603)
Policy charges                                                 (115,270)        (79,525)   (1,867,276)    (1,256,173)      (450,547)
Contract terminations:
    Surrender benefits                                           (9,010)        (62,059)   (1,274,425)      (718,697)      (288,013)
    Death benefits                                                   --              --       (12,168)        (4,256)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,983,907       2,266,069    54,271,897     32,215,373      8,857,050
===================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP                        AXP VP         AXP VP         AXP VP
                                                             PTNRS SM        AXP VP         SHORT          SM CAP        STRATEGY
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     CAP VAL        S&P 500        DURATION         ADV            AGGR
OPERATIONS
Investment income (loss) -- net                            $       (653)  $     21,797   $     30,720   $     (7,147)  $     (1,890)
Net realized gain (loss) on sales of investments                    191         29,010         (3,564)        15,704           (923)
Distributions from capital gains                                 12,746             --             --         42,848             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,907        309,440        (22,723)        93,268         20,918
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      19,191        360,247          4,433        144,673         18,105
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       79,839        856,395        468,905        180,679         42,409
Net transfers(1)                                                 81,519        785,028      1,293,854        241,570        (22,618)
Transfers for policy loans                                       (3,501)       (77,750)       (39,133)          (473)          (910)
Policy charges                                                   (6,389)      (148,973)      (128,455)       (33,849)       (11,421)
Contract terminations:
    Surrender benefits                                             (527)       (58,098)      (110,068)       (15,871)       (13,850)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  150,941      1,356,602      1,485,103        372,056         (6,390)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   6,341      2,718,359      1,277,089        575,544        217,533
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    176,473   $  4,435,208   $  2,766,625   $  1,092,273   $    229,248
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            5,371      3,339,112      1,139,170        527,389        659,853
Contract purchase payments                                       63,521      1,031,133        418,327        158,322        130,394
Net transfers(1)                                                 65,279        954,894      1,160,682        211,295        (68,946)
Transfers for policy loans                                       (2,552)       (90,889)       (35,004)          (362)        (2,675)
Policy charges                                                   (5,096)      (179,800)      (115,769)       (30,290)       (35,327)
Contract terminations:
    Surrender benefits                                             (395)       (68,899)       (98,320)       (14,375)       (41,923)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                126,128      4,985,551      2,469,086        851,979        641,376
===================================================================================================================================

See accompanying notes to financial statements

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP                       AIM VI         AIM VI         AIM VI
                                                               THDL          AXP VP       CAP APPR,      CAP APPR,       CAP DEV,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    EMER MKTS      THDL INTL        SER I          SER II         SER I
OPERATIONS
Investment income (loss) -- net                            $      5,575   $     12,739   $     (2,792)  $       (324)  $     (3,986)
Net realized gain (loss) on sales of investments                  3,958          8,080          1,095            211          4,218
Distributions from capital gains                                  6,133             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    25,298      1,588,959         26,888          4,236         63,239
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      40,964      1,609,778         25,191          4,123         63,471
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       43,574        700,477         65,921         26,562         63,028
Net transfers(1)                                                217,218     11,163,244        173,399         43,832        115,961
Transfers for policy loans                                       (1,634)       (21,090)         1,001         (1,979)         2,373
Policy charges                                                  (14,775)      (299,190)       (15,457)        (4,118)       (16,075)
Contract terminations:
    Surrender benefits                                           (5,340)      (252,964)       (11,198)        (1,377)       (15,345)
    Death benefits                                                   --           (302)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  239,043     11,290,175        213,666         62,920        149,942
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 150,535        137,804        227,423          2,520        345,957
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    430,542   $ 13,037,757   $    466,280   $     69,563   $    559,370
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          127,113        248,600        348,112          2,218        361,232
Contract purchase payments                                       34,826      1,212,529        101,705         23,925         63,671
Net transfers(1)                                                150,760     19,753,167        265,287         39,360        116,801
Transfers for policy loans                                       (1,388)       (34,409)         1,650         (1,702)         2,462
Policy charges                                                  (11,722)      (525,193)       (23,883)        (3,716)       (18,410)
Contract terminations:
    Surrender benefits                                           (4,153)      (439,233)       (17,335)        (1,210)       (15,493)
    Death benefits                                                   --           (534)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                295,436     20,214,927        675,536         58,875        510,263
===================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AIM VI         AIM VI         AIM VI         AIM VI         AIM VI
                                                             CAP DEV,       CORE EQ,         DYN,        FIN SERV,        TECH,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      SER II         SER I          SER I          SER I          SER I
OPERATIONS
Investment income (loss) -- net                            $       (186)  $     12,810   $        (80)  $          4   $       (143)
Net realized gain (loss) on sales of investments                    (41)      (280,148)            31              4            (29)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,122      1,829,747          3,816            215          1,285
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,895      1,562,409          3,767            223          1,113
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       17,816      2,492,640          5,805          1,289         12,600
Net transfers(1)                                                 16,508     (2,051,777)        17,904            670          3,567
Transfers for policy loans                                           --       (216,805)            --             --             --
Policy charges                                                   (1,674)    (1,004,997)          (482)          (195)        (1,279)
Contract terminations:
    Surrender benefits                                              (38)      (887,022)           (24)            --           (208)
    Death benefits                                                   --        (25,306)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   32,612     (1,693,267)        23,203          1,764         14,680
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,823     20,865,727             40          1,375          6,943
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     38,330   $ 20,734,869   $     27,010   $      3,362   $     22,736
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            1,572     14,863,194             16          1,215          5,885
Contract purchase payments                                       15,301      1,746,568          4,981          1,140         10,974
Net transfers(1)                                                 13,861     (1,423,352)        16,387            602          3,100
Transfers for policy loans                                           --       (150,061)            --             --             --
Policy charges                                                   (1,419)      (720,458)          (413)          (173)        (1,135)
Contract terminations:
    Surrender benefits                                              (11)      (621,494)            --             --           (157)
    Death benefits                                                   --        (17,750)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 29,304     13,676,647         20,971          2,784         18,667
===================================================================================================================================

See accompanying notes to financial statements

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AB VP          AB VP
                                                            GRO & INC,     INTL VAL,        AC VP          AC VP          AC VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       CL B           CL B        INTL, CL I    INTL, CL II     VAL, CL I
OPERATIONS
Investment income (loss) -- net                            $       (510)  $       (566)  $     (4,895)  $       (223)  $      1,469
Net realized gain (loss) on sales of investments                    522            934          9,948            301         69,914
Distributions from capital gains                                     --            121             --             --         34,653
Net change in unrealized appreciation or
  depreciation of investments                                    19,042         30,467        170,705          7,204        520,975
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      19,054         30,956        175,758          7,282        627,011
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       91,326        100,377        174,569         35,878        757,222
Net transfers(1)                                                141,564        126,436        172,018         27,435        407,568
Transfers for policy loans                                       (5,102)        (3,396)       (18,923)        (3,155)       (20,621)
Policy charges                                                   (9,070)        (7,758)       (43,285)        (5,565)      (194,349)
Contract terminations:
    Surrender benefits                                              (61)           (60)       (35,651)          (502)      (180,162)
    Death benefits                                                   --             --             --             --         (1,859)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  218,657        215,599        248,728         54,091        767,799
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  18,621          2,391      1,035,203          8,941      4,223,539
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    256,332   $    248,946   $  1,459,689   $     70,314   $  5,618,349
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           16,615          2,030      1,507,876          7,850      3,179,273
Contract purchase payments                                       79,563         77,467        249,115         30,990        546,040
Net transfers(1)                                                123,799        101,494        259,457         23,148        301,364
Transfers for policy loans                                       (4,192)        (2,413)       (26,435)        (2,501)       (13,382)
Policy charges                                                   (7,902)        (6,115)       (71,564)        (4,772)      (149,415)
Contract terminations:
    Surrender benefits                                              (22)           (25)       (51,431)          (407)      (129,949)
    Death benefits                                                   --             --             --             --         (1,364)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                207,861        172,438      1,867,018         54,308      3,732,567
===================================================================================================================================

See accompanying notes to financial statements

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AC VP        CALVERT VS         CS             CS           EG VA
                                                               VAL,          SOCIAL        MID-CAP         SM CAP      FUNDAMENTAL
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      CL II           BAL            GRO            GRO        LG CAP, CL 2
OPERATIONS
Investment income (loss) -- net                            $       (641)  $      4,403   $     (2,734)  $     (4,138)  $        169
Net realized gain (loss) on sales of investments                    627          2,039          3,939         20,184             19
Distributions from capital gains                                    306             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    20,352         22,710         34,784         23,916          1,973
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      20,644         29,152         35,989         39,962          2,161
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       90,770         58,059         52,190        109,394          9,723
Net transfers(1)                                                172,912        138,083         96,841         60,430         18,635
Transfers for policy loans                                       (2,288)         2,403            875          1,125             --
Policy charges                                                   (9,574)       (15,153)       (21,992)       (20,542)        (1,528)
Contract terminations:
    Surrender benefits                                           (1,546)        (2,764)       (10,507)        (9,556)           (24)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  250,274        180,628        117,407        140,851         26,806
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  12,872        275,519        207,808        343,594          1,577
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    283,790   $    485,299   $    361,204   $    524,407   $     30,544
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           11,295        311,951        262,024        564,263          1,412
Contract purchase payments                                       75,932         64,588         64,418        175,126          8,700
Net transfers(1)                                                144,124        171,394        118,271         91,565         16,621
Transfers for policy loans                                       (1,810)         2,745          1,122          1,567             --
Policy charges                                                   (7,983)       (35,403)       (27,144)       (33,147)        (1,370)
Contract terminations:
    Surrender benefits                                           (1,283)        (3,058)       (12,387)       (15,537)           (22)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                220,275        512,217        406,304        783,837         25,341
===================================================================================================================================

See accompanying notes to financial statements

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP        FID VIP        FID VIP        FID VIP        FID VIP
                                                            GRO & INC,     GRO & INC,      MID CAP,       MID CAP,      OVERSEAS,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     SERV CL       SERV CL 2       SERV CL       SERV CL 2       SERV CL
OPERATIONS
Investment income (loss) -- net                            $    (10,273)  $     (1,383)  $    (64,904)  $     (3,396)  $       (458)
Net realized gain (loss) on sales of investments                 29,210            785        142,444            604          8,344
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   270,048         22,953      1,554,143        114,718        176,277
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     288,985         22,355      1,631,683        111,926        184,163
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,167,601        258,157      1,118,727        290,218        253,631
Net transfers(1)                                                638,540        160,042        951,506        306,563        478,936
Transfers for policy loans                                      (45,583)        (4,960)      (105,985)            --         (3,363)
Policy charges                                                 (250,453)       (26,260)      (282,176)       (31,770)       (44,671)
Contract terminations:
    Surrender benefits                                         (144,369)          (329)      (294,284)        (1,735)       (38,292)
    Death benefits                                               (1,611)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,364,125        386,650      1,387,788        563,276        646,241
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,893,183         51,784      5,887,309         97,017        943,374
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,546,293   $    460,789   $  8,906,780   $    772,219   $  1,773,778
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,423,541         48,375      4,844,506         81,966      1,119,166
Contract purchase payments                                    1,294,770        241,182        870,724        229,114        295,633
Net transfers(1)                                                737,309        151,598        747,458        243,465        567,261
Transfers for policy loans                                      (50,171)        (4,480)       (75,510)            --         (4,177)
Policy charges                                                 (320,107)       (24,616)      (232,597)       (24,942)       (61,958)
Contract terminations:
    Surrender benefits                                         (160,095)          (283)      (227,007)        (1,293)       (44,656)
    Death benefits                                               (1,858)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              6,923,389        411,776      5,927,574        528,310      1,871,269
===================================================================================================================================

See accompanying notes to financial statements

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP         FTVIPT         FTVIPT         FTVIPT         FTVIPT
                                                            OVERSEAS,      FRANK REAL      FRANK SM     MUTUAL SHARES    TEMP FOR
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    SERV CL 2      EST, CL 2     CAP VAL, CL 2   SEC, CL 2      SEC, CL 2
OPERATIONS
Investment income (loss) -- net                            $       (538)  $     21,764   $      (7,316) $        (162) $      3,092
Net realized gain (loss) on sales of investments                    (25)        59,597          21,900             43        40,688
Distributions from capital gains                                     --          3,450              --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    23,930        679,990         205,522          9,324       290,646
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      23,367        764,801         220,106          9,205       334,426
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       99,586        518,696         187,782         40,356       316,390
Net transfers(1)                                                 96,917        392,719         298,124         50,322       176,522
Transfers for policy loans                                       (2,096)       (11,198)         12,836             --         9,478
Policy charges                                                   (7,580)       (92,266)        (41,995)        (4,447)      (68,801)
Contract terminations:
    Surrender benefits                                             (162)       (76,809)        (44,204)          (370)      (51,486)
    Death benefits                                                   --             --              --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  186,665        731,142         412,543         85,861       382,103
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  18,466      2,053,109         758,832         14,649     1,692,372
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    228,498   $  3,549,052   $   1,391,481  $     109,715  $  2,408,901
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           15,233      1,304,659         529,331         13,110     1,870,193
Contract purchase payments                                       81,262        298,905         120,070         35,107       334,188
Net transfers(1)                                                 79,503        230,070         190,025         44,018       187,851
Transfers for policy loans                                       (1,588)        (6,090)          7,818             --         9,179
Policy charges                                                   (6,176)       (55,665)        (27,340)        (3,843)      (81,273)
Contract terminations:
    Surrender benefits                                             (104)       (45,231)        (28,592)          (294)      (53,823)
    Death benefits                                                   --             --              --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                168,130      1,726,648         791,312         88,098     2,266,315
===================================================================================================================================

See accompanying notes to financial statements

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              GS VIT         GS VIT         GS VIT         JANUS          JANUS
                                                           CORE SM CAP     CORE U.S.       MID CAP      ASPEN GLOBAL    ASPEN INTL
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                        EQ             EQ            VAL         TECH, SERV     GRO, SERV
OPERATIONS
Investment income (loss) -- net                            $     (3,880)  $      5,672   $     (9,379)  $     (2,213)  $       (593)
Net realized gain (loss) on sales of investments                 11,993         15,835         61,281         12,855         32,850
Distributions from capital gains                                 29,182             --        427,992             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    47,649        113,432        441,725        (11,111)       220,889
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      84,944        134,939        921,619           (469)       253,146
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       88,901        229,871        740,395         75,199        289,373
Net transfers(1)                                                 34,769        524,039        569,940         25,760       (151,110)
Transfers for policy loans                                       (3,351)       (68,875)       (29,576)          (176)       (12,594)
Policy charges                                                  (17,977)       (37,920)      (162,891)       (15,354)       (61,788)
Contract terminations:
    Surrender benefits                                          (13,118)       (59,397)      (110,565)       (12,008)       (42,408)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   89,224        587,718      1,007,303         73,421         21,473
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 490,771        556,188      3,110,427        211,075      1,416,280
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    664,939   $  1,278,845   $  5,039,349   $    284,027   $  1,690,899
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          392,778        674,910      2,169,159        472,172      2,027,252
Contract purchase payments                                       69,239        266,612        475,283        179,587        400,574
Net transfers(1)                                                 28,099        609,478        368,385         49,982       (210,192)
Transfers for policy loans                                       (2,490)       (74,974)       (18,694)          (390)       (16,838)
Policy charges                                                  (16,067)       (43,937)      (105,960)       (36,498)       (85,658)
Contract terminations:
    Surrender benefits                                           (9,936)       (69,740)       (71,095)       (27,302)       (57,206)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                461,623      1,362,349      2,817,078        637,551      2,057,932
===================================================================================================================================

See accompanying notes to financial statements

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                             MFS
                                                           JANUS ASPEN       LAZARD        INV GRO          MFS            MFS
                                                           MID CAP GRO,      RETIRE         STOCK,        NEW DIS,      UTILITIES,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                       SERV         INTL EQ        SERV CL        SERV CL        SERV CL
OPERATIONS
Investment income (loss) -- net                            $     (3,532)  $     (4,368)  $    (11,406)  $    (13,599)  $        (75)
Net realized gain (loss) on sales of investments                 12,613          8,884           (186)         8,794            435
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    63,110        178,615        115,503         91,508          6,636
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      72,191        183,131        103,911         86,703          6,996
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       87,775        238,065        316,873        311,551         11,358
Net transfers(1)                                                (14,736)       346,514        (61,247)       (65,095)        28,085
Transfers for policy loans                                      (33,358)       (17,323)       (10,694)        (8,131)        (2,324)
Policy charges                                                  (17,906)       (31,727)       (64,383)       (78,022)        (1,717)
Contract terminations:
    Surrender benefits                                           (5,764)       (21,697)       (40,174)       (48,447)           (34)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   16,011        513,832        140,375        111,856         35,368
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 343,743        908,117      1,153,054      1,436,374            710
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    431,945   $  1,605,080   $  1,397,340   $  1,634,933   $     43,074
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          707,706      1,077,341      1,865,370      1,751,013            601
Contract purchase payments                                      172,924        277,144        510,895        389,928          9,031
Net transfers(1)                                                (30,455)       407,182        (94,949)       (79,226)        22,629
Transfers for policy loans                                      (58,799)       (19,888)       (16,277)        (8,742)        (1,607)
Policy charges                                                  (35,134)       (45,819)      (107,376)      (100,967)        (1,357)
Contract terminations:
    Surrender benefits                                          (11,443)       (24,779)       (64,664)       (58,544)            (5)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                744,799      1,671,181      2,092,999      1,893,462         29,292
===================================================================================================================================

See accompanying notes to financial statements

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                           PUT VT
                                                             PIONEER        PIONEER        HEALTH         PUT VT         PUT VT
                                                           EQ INC VCT,       EUROPE       SCIENCES,      HI YIELD,       INTL EQ,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      CL II        VCT, CL II       CL IB          CL IB          CL IB
OPERATIONS
Investment income (loss) -- net                            $        706   $        (10)  $        (40)  $     40,000   $        252
Net realized gain (loss) on sales of investments                    151             35             19          5,616          1,408
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     6,767            699            467         13,858          6,611
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       7,624            724            446         59,474          8,271
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       25,353          6,778          3,884        104,716         19,186
Net transfers(1)                                                 56,285          1,893          1,352         93,378            676
Transfers for policy loans                                           --             --             --         (8,271)            --
Policy charges                                                   (2,147)          (139)          (760)       (21,007)        (1,574)
Contract terminations:
    Surrender benefits                                              (44)           (84)           (22)        (1,412)           (26)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   79,447          8,448          4,454        167,404         18,262
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   6,351             12          3,313        529,938         34,839
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     93,422   $      9,184   $      8,213   $    756,816   $     61,372
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            5,705             --          3,040        426,609         29,986
Contract purchase payments                                       21,228          5,171          3,571         81,853         15,931
Net transfers(1)                                                 48,131          1,545          1,239         72,142          1,310
Transfers for policy loans                                           --             --             --         (6,509)            --
Policy charges                                                   (1,828)          (114)          (703)       (16,862)        (1,321)
Contract terminations:
    Surrender benefits                                              (17)            --             --         (1,095)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 73,219          6,602          7,147        556,138         45,906
===================================================================================================================================

See accompanying notes to financial statements

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              PUT VT         PUT VT                                      STRONG
                                                           INTL NEW OPP,    NEW OPP,        PUT VT         ROYCE         OPP II,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                      CL IB          CL IA       VISTA, CL IB    MICRO-CAP      ADVISOR CL
OPERATIONS
Investment income (loss) -- net                            $        173   $   (126,409)  $     (3,734)  $    (42,637)  $       (157)
Net realized gain (loss) on sales of investments                 13,910     (1,052,359)         6,949         94,040            413
Distributions from capital gains                                     --             --             --        383,510             --
Net change in unrealized appreciation or
  depreciation of investments                                    61,357      2,453,401         69,906        147,837          2,923
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      75,440      1,274,633         73,121        582,750          3,179
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      109,059      2,047,587         77,856        671,928         20,860
Net transfers(1)                                                 (7,780)    (1,829,515)       (37,842)       301,691          7,332
Transfers for policy loans                                         (873)       (78,118)        (2,094)       (27,867)            --
Policy charges                                                  (24,861)      (732,256)       (19,109)      (192,436)        (2,279)
Contract terminations:
    Surrender benefits                                          (11,695)      (644,447)        (8,755)      (161,716)           (26)
    Death benefits                                                   --         (4,187)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   63,850     (1,240,936)        10,056        591,600         25,887
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 573,415     14,347,491        395,539      4,133,130          2,527
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    712,705   $ 14,381,188   $    478,716   $  5,307,480   $     31,593
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          774,735     12,580,822        721,924      2,482,809          2,213
Contract purchase payments                                      145,025      1,782,956        136,409        388,650         17,486
Net transfers(1)                                                (12,434)    (1,573,795)       (62,818)       183,390          6,042
Transfers for policy loans                                       (1,140)       (68,703)        (3,343)       (15,801)            --
Policy charges                                                  (33,127)      (648,346)       (33,448)      (118,712)        (1,887)
Contract terminations:
    Surrender benefits                                          (15,793)      (560,621)       (15,402)       (94,446)            --
    Death benefits                                                   --         (3,509)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                857,266     11,508,804        743,322      2,825,890         23,854
===================================================================================================================================

See accompanying notes to financial statements

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              THIRD          WANGER         WANGER         WF ADV         WF ADV
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                     AVE VAL      INTL SM CAP     U.S. SM CO    ASSET ALLOC     INTL CORE
OPERATIONS
Investment income (loss) -- net                            $    (20,290)  $     (6,141)  $    (34,743)  $      1,492   $       (146)
Net realized gain (loss) on sales of investments                103,601         88,744         58,188             62            151
Distributions from capital gains                                 57,351             --             --          1,295             --
Net change in unrealized appreciation or
  depreciation of investments                                   856,633        432,762        647,550         11,009          3,433
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     997,295        515,365        670,995         13,858          3,438
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      867,583        329,557        744,237        110,372         20,774
Net transfers(1)                                                405,870        591,470        810,712         66,168          5,078
Transfers for policy loans                                      (36,488)        (6,000)         8,071           (260)            --
Policy charges                                                 (189,098)       (76,794)      (198,732)        (7,136)        (1,201)
Contract terminations:
    Surrender benefits                                         (158,049)       (55,788)      (105,345)           (23)          (370)
    Death benefits                                                   --             --         (1,904)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  889,818        782,445      1,257,039        169,121         24,281
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,803,221      1,373,223      2,962,742          2,730          9,268
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  6,690,334   $  2,671,033   $  4,890,776   $    185,709   $     36,987
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,110,270      1,556,796      2,194,268          2,447          7,801
Contract purchase payments                                      531,540        338,867        530,034         98,915         17,871
Net transfers(1)                                                255,645        592,338        578,397         60,127          4,334
Transfers for policy loans                                      (22,951)        (5,637)         5,321           (220)            --
Policy charges                                                 (131,775)       (80,024)      (143,265)        (6,323)        (1,019)
Contract terminations:
    Surrender benefits                                          (96,616)       (56,913)       (74,606)            --           (291)
    Death benefits                                                   --             --         (1,419)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,646,113      2,345,427      3,088,730        154,946         28,696
===================================================================================================================================

See accompanying notes to financial statements

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENT OF CHANGES IN NET ASSETS

                                                            SEGREGATED
                                                               ASSET
                                                            SUBACCOUNT
                                                           ------------
                                                              WF ADV
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                    SM CAP GRO
OPERATIONS
Investment income (loss) -- net                            $       (408)
Net realized gain (loss) on sales of investments                    208
Distributions from capital gains                                     --
Net change in unrealized appreciation or
  depreciation of investments                                    11,974
-----------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      11,774
=======================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       30,183
Net transfers(1)                                                 35,538
Transfers for policy loans                                         (276)
Policy charges                                                   (3,353)
Contract terminations:
    Surrender benefits                                             (367)
    Death benefits                                                   --
-----------------------------------------------------------------------
Increase (decrease) from contract transactions                   61,725
-----------------------------------------------------------------------
Net assets at beginning of year                                  17,462
-----------------------------------------------------------------------
Net assets at end of year                                  $     90,961
=======================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           14,846
Contract purchase payments                                       25,116
Net transfers(1)                                                 31,959
Transfers for policy loans                                        (214)
Policy charges                                                  (2,800)
Contract terminations:
    Surrender benefits                                             (288)
    Death benefits                                                   --
-----------------------------------------------------------------------
Units outstanding at end of year                                 68,619
=======================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
PERIOD ENDED DECEMBER 31, 2003                              CASH MGMT       DIV BOND      DIV EQ INC    EQ SELECT(2)   GLOBAL BOND
OPERATIONS
Investment income (loss) -- net                            $     (4,329)  $     65,241   $     11,842   $         (5)  $     27,890
Net realized gain (loss) on sales of investments                     (1)         4,001        (15,335)             1          6,044
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         2         13,049        643,903            136         16,064
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (4,328)        82,291        640,410            132         49,998
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      794,579        524,706        384,305          1,691         97,080
Net transfers(1)                                               (424,842)        53,549        741,756          2,813        176,075
Transfers for policy loans                                      (69,017)       (13,131)       (12,117)            --         (2,273)
Policy charges                                                 (137,082)      (171,395)       (85,879)          (295)       (24,608)
Contract terminations:
    Surrender benefits                                          (30,011)       (91,758)       (53,373)            --         (3,531)
    Death benefits                                                   --         (1,797)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  133,627        300,174        974,692          4,209        242,743
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 974,231      2,180,753      1,290,343             --        266,238
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,103,530   $  2,563,218   $  2,905,445   $      4,341   $    558,979
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          950,420      1,935,255      1,563,661             --        220,669
Contract purchase payments                                      776,576        455,739        405,201          1,543         76,405
Net transfers(1)                                               (414,163)        47,650        710,102          2,633        140,452
Transfers for policy loans                                      (67,388)       (11,509)       (13,373)            --         (1,772)
Policy charges                                                 (135,289)      (148,985)       (91,982)          (276)       (19,361)
Contract terminations:
    Surrender benefits                                          (29,337)       (79,898)       (56,716)            --         (2,753)
    Death benefits                                                   --         (1,563)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,080,819      2,196,689      2,516,893          3,900        413,640
===================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP         AXP VP         AXP VP         AXP VP         AXP VP
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       GRO        HI YIELD BOND   LG CAP EQ       MANAGED        NEW DIM
OPERATIONS
Investment income (loss) -- net                            $     (3,340)  $     99,614   $       (243)  $      3,454   $    (10,502)
Net realized gain (loss) on sales of investments                 (4,422)         7,236           (876)        (2,956)       (21,938)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   100,007        206,953         24,467         48,260      1,042,567
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      92,245        313,803         23,348         48,758      1,010,127
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      161,929        383,381         35,058         87,630      1,207,378
Net transfers(1)                                                326,453        519,686        129,448        144,265        433,603
Transfers for policy loans                                        1,857        (16,321)          (134)          (905)       (50,760)
Policy charges                                                  (35,100)       (63,864)        (6,854)       (19,405)      (292,088)
Contract terminations:
    Surrender benefits                                          (19,692)       (55,798)            --         (3,070)      (289,954)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  435,447        767,084        157,518        208,515      1,008,179
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 256,108        866,167         20,683        178,968      3,764,380
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    783,800   $  1,947,054   $    201,549   $    436,241   $  5,782,686
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          572,111        940,509         38,164        251,766      6,545,663
Contract purchase payments                                      327,437        371,412         57,229        114,862      1,909,141
Net transfers(1)                                                663,647        523,109        206,058        178,753        682,819
Transfers for policy loans                                        3,569        (16,572)          (179)        (1,157)       (84,103)
Policy charges                                                  (71,221)       (61,589)       (10,858)       (25,382)      (467,076)
Contract terminations:
    Surrender benefits                                          (40,760)       (52,722)            --         (3,883)      (437,180)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,454,783      1,704,147        290,414        514,959      8,149,264
===================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP                        AXP VP         AXP VP         AXP VP
                                                             PTNRS SM        AXP VP         SHORT          SM CAP        STRATEGY
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                  CAP VAL(2)      S&P 500        DURATION         ADV            AGGR
OPERATIONS
Investment income (loss) -- net                            $         (7)  $      5,752   $     17,751   $     (3,055)  $     (1,490)
Net realized gain (loss) on sales of investments                      3        (40,538)            36         (1,136)        (7,950)
Distributions from capital gains                                     74             --          6,152             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       284        517,096        (16,724)       142,701         49,733
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         354        482,310          7,215        138,510         40,293
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,877        602,610        300,758        102,746         54,076
Net transfers(1)                                                  2,451        453,426         83,509        165,711         14,889
Transfers for policy loans                                           --         (4,215)       (11,862)           (48)           132
Policy charges                                                     (341)       (96,644)       (99,030)       (17,218)        (9,648)
Contract terminations:
    Surrender benefits                                               --       (126,295)       (41,313)        (4,275)        (6,130)
    Death benefits                                                   --         (5,236)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,987        823,646        232,062        246,916         53,319
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      1,412,403      1,037,812        190,118        123,921
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      6,341   $  2,718,359   $  1,277,089   $    575,544   $    217,533
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      2,200,329        931,361        255,267        479,837
Contract purchase payments                                        3,444        850,154        269,178        115,719        189,679
Net transfers(1)                                                  2,232        630,066         89,265        180,834         44,773
Transfers for policy loans                                           --         (6,368)       (10,618)          (268)           382
Policy charges                                                     (305)      (142,725)      (103,068)       (19,622)       (33,603)
Contract terminations:
    Surrender benefits                                               --       (185,094)       (36,948)        (4,541)       (21,215)
    Death benefits                                                   --         (7,250)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,371      3,339,112      1,139,170        527,389        659,853
===================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AXP VP                       AIM VI         AIM VI         AIM VI
                                                               THDL          AXP VP       CAP APPR,      CAP APPR,       CAP DEV,
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                  EMER MKTS      THDL INTL        SER I        SER II(2)        SER I
OPERATIONS
Investment income (loss) -- net                            $        978   $         40   $     (1,461)  $         (1)  $     (2,342)
Net realized gain (loss) on sales of investments                 16,151            137         (2,617)             2         (4,187)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    23,083         22,620         45,864             48         84,665
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      40,212         22,797         41,786             49         78,136
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       13,555         33,476         53,486            599         59,740
Net transfers(1)                                                 43,882         34,938         33,581          2,091         26,962
Transfers for policy loans                                          722            (36)        (1,141)            --           (277)
Policy charges                                                   (4,101)        (5,999)       (10,000)          (219)       (12,818)
Contract terminations:
    Surrender benefits                                           (3,902)        (1,717)        (5,083)            --         (9,878)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   50,156         60,662         70,843          2,471         63,729
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  60,167         54,345        114,794             --        204,092
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    150,535   $    137,804   $    227,423   $      2,520   $    345,957
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           70,674        124,434        225,503             --        285,845
Contract purchase payments                                       14,106         73,258         95,558            520         75,931
Net transfers(1)                                                 50,405         67,218         55,354          1,899         29,132
Transfers for policy loans                                          670            (81)        (1,813)            --           (370)
Policy charges                                                   (4,173)       (12,881)       (17,564)          (201)       (15,978)
Contract terminations:
    Surrender benefits                                           (4,569)        (3,348)        (8,926)            --        (13,328)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                127,113        248,600        348,112          2,218        361,232
===================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AIM VI         AIM VI         AIM VI        AIM VI         AIM VI
                                                             CAP DEV,       CORE EQ,         DYN,        FIN SERV,        TECH,
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                  SER II(2)        SER I         SER I(2)       SER I(2)       SER I(2)
OPERATIONS
Investment income (loss) -- net                            $         (3)  $     23,812   $         --   $          3   $         (8)
Net realized gain (loss) on sales of investments                      1       (460,540)            13             --             (2)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        87      4,371,260              1             44            (23)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          85      3,934,532             14             47            (33)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           33      2,865,468             33             33          1,858
Net transfers(1)                                                  1,739     (1,196,578)            (3)         1,306          5,248
Transfers for policy loans                                           --        (51,810)            --             --             --
Policy charges                                                      (34)    (1,074,952)            (4)           (11)          (130)
Contract terminations:
    Surrender benefits                                               --       (542,180)            --             --             --
    Death benefits                                                   --           (912)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,738           (964)            26          1,328          6,976
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --     16,932,159             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,823   $ 20,865,727   $         40   $      1,375   $      6,943
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --     14,871,791             --             --             --
Contract purchase payments                                           12      2,361,966             12             13          1,575
Net transfers(1)                                                  1,591       (963,662)             8          1,212          4,423
Transfers for policy loans                                           --        (44,118)            --             --             --
Policy charges                                                      (31)      (914,212)            (4)           (10)          (113)
Contract terminations:
    Surrender benefits                                               --       (447,844)            --             --             --
    Death benefits                                                   --           (727)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,572     14,863,194             16          1,215          5,885
===================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              AB VP          AB VP                         AC VP
                                                            GRO & INC,     INTL VAL,        AC VP          INTL,          AC VP
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   CL B(2)        CL B(2)       INTL, CL I      CL II(2)      VAL, CL I
OPERATIONS
Investment income (loss) -- net                            $        (18)  $         (2)  $     (2,057)  $        (11)  $      3,027
Net realized gain (loss) on sales of investments                     --              1         (5,507)             2         (9,831)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       955            114        192,227            483        853,815
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         937            113        184,663            474        847,011
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        7,481          1,568        167,949          1,975        738,972
Net transfers(1)                                                 10,469            937        146,001          6,982        355,387
Transfers for policy loans                                           --             --           (904)            --        (22,430)
Policy charges                                                     (266)          (227)       (37,882)          (490)      (165,269)
Contract terminations:
    Surrender benefits                                               --             --         (4,426)            --       (104,308)
    Death benefits                                                   --             --             --             --           (868)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   17,684          2,278        270,738          8,467        801,484
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        579,802             --      2,575,044
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     18,621   $      2,391   $  1,035,203   $      8,941   $  4,223,539
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --      1,041,948             --      2,475,202
Contract purchase payments                                        7,024          1,383        286,617          1,830        656,642
Net transfers(1)                                                  9,840            854        254,155          6,476        310,668
Transfers for policy loans                                           --             --         (2,619)            --        (21,150)
Policy charges                                                     (249)          (207)       (64,873)          (456)      (147,351)
Contract terminations:
    Surrender benefits                                               --             --         (7,352)            --        (93,982)
    Death benefits                                                   --             --             --             --           (756)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 16,615          2,030      1,507,876          7,850      3,179,273
===================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                                          EG VA
                                                              AC VP        CALVERT VS         CS             CS        FUNDAMENTAL
                                                               VAL,          SOCIAL        MID-CAP         SM CAP        LG CAP,
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   CL II(2)         BAL            GRO            GRO          CL 2(3)
OPERATIONS
Investment income (loss) -- net                            $        (13)  $      3,236   $       (770)  $     (2,320)  $          4
Net realized gain (loss) on sales of investments                     54         (1,746)         2,391          4,909              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       727         29,397         24,857         98,827             41
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         768         30,887         26,478        101,416             47
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,287         90,917         22,016         66,680              2
Net transfers(1)                                                  9,052         79,537        128,751          5,988          1,588
Transfers for policy loans                                           --             69         (2,243)         1,925             --
Policy charges                                                     (235)        (9,868)        (5,364)        (9,103)           (60)
Contract terminations:
    Surrender benefits                                               --         (9,191)        (4,171)        (3,181)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   12,104        151,464        138,989         62,309          1,530
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         93,168         42,341        179,869             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     12,872   $    275,519   $    207,808   $    343,594   $      1,577
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        124,757         75,965        434,856             --
Contract purchase payments                                        3,101        110,753         32,167        141,119              2
Net transfers(1)                                                  8,411         99,948        171,570          9,704          1,464
Transfers for policy loans                                           --             78         (3,287)         3,643             --
Policy charges                                                     (217)       (12,230)        (7,601)       (18,013)           (54)
Contract terminations:
    Surrender benefits                                               --        (11,355)        (6,790)        (7,046)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 11,295        311,951        262,024        564,263          1,412
===================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                             FID VIP        FID VIP        FID VIP        FID VIP        FID VIP
                                                            GRO & INC,     GRO & INC,      MID CAP,       MID CAP,      OVERSEAS,
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   SERV CL      SERV CL 2(2)     SERV CL      SERV CL 2(2)     SERV CL
OPERATIONS
Investment income (loss) -- net                            $     (3,597)  $        (64)  $    (26,219)  $       (128)  $     (2,060)
Net realized gain (loss) on sales of investments                 (1,897)            20            (70)             4         (3,770)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   685,476          1,933      1,442,118          6,465        223,656
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     679,982          1,889      1,415,829          6,341        217,826
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      965,854         15,142        927,760         58,552        176,654
Net transfers(1)                                              1,412,741         36,757        995,043         33,357        242,726
Transfers for policy loans                                       (7,474)            --        (28,737)            --          1,386
Policy charges                                                 (172,589)        (2,004)      (212,171)        (1,233)       (17,761)
Contract terminations:
    Surrender benefits                                          (51,945)            --        (86,701)            --         (7,336)
    Death benefits                                                   --             --         (1,251)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,146,587         49,895      1,593,943         90,676        395,669
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,066,614             --      2,877,537             --        329,879
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,893,183   $     51,784   $  5,887,309   $     97,017   $    943,374
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,805,554             --      3,250,659             --        555,349
Contract purchase payments                                    1,194,539         14,637        948,608         53,317        267,226
Net transfers(1)                                              1,711,398         35,677        986,399         29,754        331,440
Transfers for policy loans                                       (9,313)            --        (32,775)            --          1,954
Policy charges                                                 (214,353)        (1,939)      (216,803)        (1,105)       (26,096)
Contract terminations:
    Surrender benefits                                          (64,284)            --        (90,304)            --        (10,707)
    Death benefits                                                   --             --         (1,278)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,423,541         48,375      4,844,506         81,966      1,119,166
===================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                            FTVIPT
                                                             FID VIP         FTVIPT        FRANK SM        FTVIPT         FTVIPT
                                                            OVERSEAS,      FRANK REAL      CAP VAL,     MUTUAL SHARES    TEMP FOR
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                 SERV CL 2(2)    EST, CL 2         CL 2       SEC, CL 2(2)    SEC, CL 2
OPERATIONS
Investment income (loss) -- net                            $        (24)  $     23,220   $     (3,761)  $        (26)  $      9,170
Net realized gain (loss) on sales of investments                     26         11,687         (5,010)            42         (7,673)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     1,301        420,125        167,240            959        356,315
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,303        455,032        158,469            975        357,812
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,992        370,286        121,519          7,852        287,776
Net transfers(1)                                                 13,352        244,332         78,639          6,050        349,668
Transfers for policy loans                                           --          7,717        (17,278)            --        (19,599)
Policy charges                                                     (181)       (59,951)       (28,778)          (228)       (58,663)
Contract terminations:
    Surrender benefits                                               --        (45,349)       (17,296)            --        (16,909)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   17,163        517,035        136,806         13,674        542,273
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      1,081,042        463,557             --        792,287
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     18,466   $  2,053,109   $    758,832   $     14,649   $  1,692,372
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        924,112        423,218             --      1,147,191
Contract purchase payments                                        3,435        275,860        104,466          7,629        383,220
Net transfers(1)                                                 11,957        176,139         56,476          5,696        468,298
Transfers for policy loans                                           --          4,901        (15,886)            --        (28,129)
Policy charges                                                     (159)       (44,766)       (24,478)          (215)       (78,041)
Contract terminations:
    Surrender benefits                                               --        (31,587)       (14,465)            --        (22,346)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 15,233      1,304,659        529,331         13,110      1,870,193
===================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              GS VIT         GS VIT         GS VIT         JANUS          JANUS
                                                           CORE SM CAP     CORE U.S.       MID CAP      ASPEN GLOBAL    ASPEN INTL
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        EQ             EQ            VAL         TECH, SERV     GRO, SERV
OPERATIONS
Investment income (loss) -- net                            $     (2,500)  $       (134)  $      3,700   $     (1,309)  $        991
Net realized gain (loss) on sales of investments                  5,924             13          3,901         (4,333)       (25,110)
Distributions from capital gains                                 14,082             --         31,248             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   132,234        105,628        556,442         60,078        379,301
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     149,740        105,507        595,291         54,436        355,182
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       94,963        134,915        548,739         50,782        301,596
Net transfers(1)                                                  3,266         74,207        486,202         24,513       (107,839)
Transfers for policy loans                                          215          1,105         (1,396)          (868)          (453)
Policy charges                                                  (18,091)       (21,331)      (103,461)       (10,127)       (59,403)
Contract terminations:
    Surrender benefits                                          (13,070)        (6,470)       (54,358)        (3,202)       (29,416)
    Death benefits                                                   --             --         (1,233)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   67,283        182,426        874,493         61,098        104,485
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 273,748        268,255      1,640,643         95,541        956,613
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    490,771   $    556,188   $  3,110,427   $    211,075   $  1,416,280
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          317,003        417,680      1,455,865        310,275      1,825,532
Contract purchase payments                                       96,273        191,520        453,696        141,270        534,770
Net transfers(1)                                                 11,839        103,355        391,266         60,413       (171,998)
Transfers for policy loans                                          138          1,613         (1,307)        (2,193)        (1,418)
Policy charges                                                  (19,970)       (29,893)       (84,770)       (27,720)      (105,626)
Contract terminations:
    Surrender benefits                                          (12,505)        (9,365)       (44,589)        (9,873)       (54,008)
    Death benefits                                                   --             --         (1,002)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                392,778        674,910      2,169,159        472,172      2,027,252
===================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                             MFS
                                                           JANUS ASPEN       LAZARD         INV GRO         MFS            MFS
                                                           MID CAP GRO,      RETIRE         STOCK,        NEW DIS,      UTILITIES,
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     SERV         INTL EQ        SERV CL        SERV CL       SERV CL(2)
OPERATIONS
Investment income (loss) -- net                            $     (2,574)  $     (3,187)  $     (8,322)  $    (10,689)  $         (1)
Net realized gain (loss) on sales of investments                 (3,821)        (2,168)       (13,276)       (16,578)             1
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    90,916        165,457        199,154        361,251             57
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      84,521        160,102        177,556        333,984             57
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       91,094        139,577        271,575        287,959            238
Net transfers(1)                                                 (8,024)       255,703         96,481         19,134            473
Transfers for policy loans                                       (3,524)        (1,002)        (4,503)        (2,367)            --
Policy charges                                                  (17,903)       (17,385)       (59,835)       (70,089)           (58)
Contract terminations:
    Surrender benefits                                           (7,074)        (3,816)       (22,141)       (41,428)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   54,569        373,077        281,577        193,209            653
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 204,653        374,938        693,921        909,181             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    343,743   $    908,117   $  1,153,054   $  1,436,374   $        710
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          562,638        566,542      1,364,169      1,465,450             --
Contract purchase payments                                      222,078        193,376        486,577        415,714            203
Net transfers(1)                                                 (7,931)       347,857        168,258         30,796            453
Transfers for policy loans                                       (8,591)        (1,485)        (8,246)        (2,965)            --
Policy charges                                                  (42,638)       (24,101)      (107,055)       (99,837)           (55)
Contract terminations:
    Surrender benefits                                          (17,850)        (4,848)       (38,333)       (58,145)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                707,706      1,077,341      1,865,370      1,751,013            601
===================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                            PUT VT
                                                             PIONEER        PIONEER         HEALTH         PUT VT         PUT VT
                                                           EQ INC VCT,       EUROPE       SCIENCES,      HI YIELD,       INTL EQ,
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   CL II(2)     VCT, CL II(2)    CL IB(2)        CL IB         CL IB(2)
OPERATIONS
Investment income (loss) -- net                            $         18   $         --   $         (5)  $     26,985   $        (43)
Net realized gain (loss) on sales of investments                      1             --              2          2,257              5
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       456              2            208         55,392          2,637
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         475              2            205         84,634          2,599
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          553             10            535         85,356         30,808
Net transfers(1)                                                  5,431             --          2,709        148,540          1,623
Transfers for policy loans                                           --             --             --          3,106             --
Policy charges                                                     (108)            --           (136)       (13,136)          (191)
Contract terminations:
    Surrender benefits                                               --             --             --         (6,811)            --
    Death benefits                                                   --             --             --         (1,548)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,876             10          3,108        215,507         32,240
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --        229,797             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      6,351   $         12   $      3,313   $    529,938   $     34,839
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        231,985             --
Contract purchase payments                                          504             --            501         75,221         28,643
Net transfers(1)                                                  5,304             --          2,671        136,006          1,519
Transfers for policy loans                                           --             --             --          2,822             --
Policy charges                                                     (103)            --           (132)       (11,646)          (176)
Contract terminations:
    Surrender benefits                                               --             --             --         (6,429)            --
    Death benefits                                                   --             --             --         (1,350)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,705             --          3,040        426,609         29,986
===================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                                          STRONG
                                                              PUT VT         PUT VT                                       OPP II,
                                                           INTL NEW OPP,    NEW OPP,        PUT VT         ROYCE         ADVISOR
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    CL IB          CL IA       VISTA, CL IB    MICRO-CAP        CL(2)
OPERATIONS
Investment income (loss) -- net                            $     (2,773)  $   (116,187)  $     (3,326)  $    (26,139)  $         (2)
Net realized gain (loss) on sales of investments                    778     (1,175,953)        (9,910)        16,664              6
Distributions from capital gains                                     --             --             --        151,563             --
Net change in unrealized appreciation or
  depreciation of investments                                   136,040      4,795,385        118,015      1,046,615             89
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     134,045      3,503,245        104,779      1,188,703             93
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      121,163      2,460,810        107,751        597,887          1,420
Net transfers(1)                                                 34,464     (1,448,191)       (78,567)       616,614          1,253
Transfers for policy loans                                          836        (18,816)        (2,292)       (15,819)            --
Policy charges                                                  (22,759)      (810,398)       (18,767)      (139,491)          (239)
Contract terminations:
    Surrender benefits                                          (14,672)      (460,376)        (3,904)       (94,802)            --
    Death benefits                                               (1,727)        (2,079)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  117,305       (279,050)         4,221        964,389          2,434
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 322,065     11,123,296        286,539      1,980,038             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    573,415   $ 14,347,491   $    395,539   $  4,133,130   $      2,527
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          574,343     12,827,779        690,151      1,758,262             --
Contract purchase payments                                      202,396      2,521,711        236,381        461,990          1,241
Net transfers(1)                                                 61,540     (1,424,505)      (152,056)       461,332          1,194
Transfers for policy loans                                        1,350        (21,213)        (4,953)       (15,140)            --
Policy charges                                                  (37,397)      (852,049)       (39,547)      (106,279)          (222)
Contract terminations:
    Surrender benefits                                          (24,664)      (468,846)        (8,052)       (77,356)            --
    Death benefits                                               (2,833)        (2,055)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                774,735     12,580,822        721,924      2,482,809          2,213
===================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                                                          WF ADV
                                                              THIRD          WANGER         WANGER         ASSET          WF ADV
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                   AVE VAL      INTL SM CAP     U.S. SM CO      ALLOC(2)     INTL CORE(2)
OPERATIONS
Investment income (loss) -- net                            $    (24,961)  $     (5,161)  $    (16,684)  $         11   $        (14)
Net realized gain (loss) on sales of investments                 (1,955)        17,433         12,130              2              1
Distributions from capital gains                                 68,643             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,216,826        325,536        660,481             45            771
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,258,553        337,808        655,927             58            758
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      761,706        201,336        481,775            364          6,536
Net transfers(1)                                                453,067        428,846        895,756          2,487          2,111
Transfers for policy loans                                      (50,502)         1,832          4,939             --             --
Policy charges                                                 (144,949)       (42,085)       (99,606)          (179)          (137)
Contract terminations:
    Surrender benefits                                          (94,463)       (15,380)       (52,152)            --             --
    Death benefits                                               (1,087)          (893)        (1,855)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  923,772        573,656      1,228,857          2,672          8,510
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,620,896        461,759      1,077,958             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,803,221   $  1,373,223   $  2,962,742   $      2,730   $      9,268
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,397,087        772,204      1,133,052             --             --
Contract purchase payments                                      606,691        290,474        420,659            323          5,983
Net transfers(1)                                                342,462        578,793        773,009          2,290          1,942
Transfers for policy loans                                      (43,768)         2,266          4,229             --             --
Policy charges                                                 (116,234)       (63,239)       (87,956)          (166)          (124)
Contract terminations:
    Surrender benefits                                          (75,120)       (22,410)       (47,128)            --             --
    Death benefits                                                 (848)        (1,292)        (1,597)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,110,270      1,556,796      2,194,268          2,447          7,801
===================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENT OF CHANGES IN NET ASSETS

                                                             SEGREGATED
                                                               ASSET
                                                             SUBACCOUNT
                                                           -------------
                                                              WF ADV
                                                           SM CAP GRO(2)
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)
OPERATIONS
Investment income (loss) -- net                            $         (24)
Net realized gain (loss) on sales of investments                       3
Distributions from capital gains                                      --
Net change in unrealized appreciation or
  depreciation of investments                                        840
------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          819
========================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        12,654
Net transfers(1)                                                   4,269
Transfers for policy loans                                            --
Policy charges                                                      (280)
Contract terminations:
    Surrender benefits                                                --
------------------------------------------------------------------------
    Death benefits                                                    --
------------------------------------------------------------------------
Increase (decrease) from contract transactions                    16,643
------------------------------------------------------------------------
Net assets at beginning of year                                       --
------------------------------------------------------------------------
Net assets at end of year                                  $      17,462
========================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                --
Contract purchase payments                                        11,330
Net transfers(1)                                                   3,764
Transfers for policy loans                                            --
Policy charges                                                      (248)
Contract terminations:
    Surrender benefits                                                --
------------------------------------------------------------------------
    Death benefits                                                    --
------------------------------------------------------------------------
Units outstanding at end of year                                  14,846
========================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

(2)  For the period Aug. 18, 2003 (commencement of operations) to Dec. 31, 2003.

(3)  For the period Dec. 8, 2003 (commencement of operations) to Dec. 31, 2003.

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life of New York Account 8 (the Variable Account) was established under New York law as a segregated asset account of IDS Life of New York. The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Variable Account is used as a funding vehicle for individual variable life insurance policies issued by IDS Life of New York. The following is a list of each variable life insurance product funded through the Variable Account.

IDS Life of New York Succession Select Variable Life Insurance
IDS Life of New York Variable Second-To-Die Life Insurance(SM)*
IDS Life of New York Variable Universal Life Insurance
IDS Life of New York Variable Universal Life III
IDS Life of New York Variable Universal Life IV
IDS Life of New York Variable Universal Life IV - Estate Series

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds). The Funds are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT                      FORMER SUBACCOUNT   FUND
------------------------------------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt                       YCM          AXP(R) Variable Portfolio - Cash Management Fund(1)
AXP VP Div Bond                        YBD          AXP(R) Variable Portfolio - Diversified Bond Fund(2)
AXP VP Div Eq Inc                      YDE          AXP(R) Variable Portfolio - Diversified Equity Income Fund(3)
AXP VP Eq Select                       YES          AXP(R) Variable Portfolio - Equity Select Fund
AXP VP Global Bond                     YGB          AXP(R) Variable Portfolio - Global Bond Fund
AXP VP Gro                             YGR          AXP(R) Variable Portfolio - Growth Fund
AXP VP Hi Yield Bond                   YEX          AXP(R) Variable Portfolio - High Yield Bond Fund
AXP VP Lg Cap Eq                       YCR          AXP(R) Variable Portfolio - Large Cap Equity Fund(4)
                                                      (previously AXP(R) Variable Portfolio - Capital Resource Fund)
AXP VP Managed                         YMF          AXP(R) Variable Portfolio - Managed Fund(5)
AXP VP New Dim                         YND          AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP VP Ptnrs Sm Cap Val                YPS          AXP(R) Variable Portfolio - Partners Small Cap Value Fund
AXP VP S&P 500                         YIV          AXP(R) Variable Portfolio - S&P 500 Index Fund
AXP VP Short Duration                  YFI          AXP(R) Variable Portfolio - Short Duration U.S. Government Fund(6)
AXP VP Sm Cap Adv                      YSM          AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP VP Strategy Aggr                   YSA          AXP(R) Variable Portfolio - Strategy Aggressive Fund
AXP VP THDL Emer Mkts                  YEM          AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund
                                                      (previously AXP(R) Variable Portfolio - Emerging Markets Fund)
AXP VP THDL Intl                       YIE          AXP(R) Variable Portfolio - Threadneedle International Fund(7)
                                                      (previously AXP(R) Variable Portfolio - International Fund)
AIM VI Cap Appr, Ser I                 YCA          AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II                YAC          AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I                  YCD          AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II                 YAD          AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I                  YGI          AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                      YID          AIM V.I. Dynamics Fund, Series I Shares
                                                      (previously INVESCO VIF - Dynamics Fund, Series I Shares)
AIM VI Fin Serv, Ser I                 YFS          AIM V.I. Financial Services Fund, Series I Shares
                                                      (previously INVESCO VIF - Financial Services Fund, Series I Shares)
AIM VI Tech, Ser I                     YTC          AIM V.I. Technology Fund, Series I Shares(8)
                                                      (previously INVESCO VIF - Technology Fund, Series I Shares)
AB VP Gro & Inc, Cl B                  YAL          AllianceBernstein VP Growth and Income Portfolio (Class B)
AB VP Intl Val, Cl B                   YAB          AllianceBernstein VP International Value Portfolio (Class B)
AC VP Intl, Cl I                       YIR          American Century(R) VP International, Class I
AC VP Intl, Cl II                      YAI          American Century(R) VP International, Class II
AC VP Val, Cl I                        YVL          American Century(R) VP Value, Class I
AC VP Val, Cl II                       YAV          American Century(R) VP Value, Class II
Calvert VS Social Bal                  YSB          Calvert Variable Series, Inc. Social Balanced Portfolio
CS Mid-Cap Gro                         YEG          Credit Suisse Trust - Mid-Cap Growth Portfolio
CS Sm Cap Gro                          YSC          Credit Suisse Trust - Small Cap Growth Portfolio

                         IDS LIFE OF NEW YORK ACCOUNT 8

SUBACCOUNT                      FORMER SUBACCOUNT   FUND
------------------------------------------------------------------------------------------------------------------------------------
EG VA Fundamental Lg Cap, Cl 2         YCG          Evergreen VA Fundamental Large Cap Fund - Class 2(9)
                                                      (previously Evergreen VA Growth and Income Fund - Class 2)
Fid VIP Gro & Inc, Serv Cl             YGC          Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2           YFG          Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl               YMP          Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2             YFM          Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl              YOS          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2            YFO          Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Real Est, Cl 2            YRE          FTVIPT Franklin Real Estate Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2          YSV          FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2         YMS          FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2              YIF          FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Core Sm Cap Eq                  YSE          Goldman Sachs VIT CORE(SM) Small Cap Equity Fund
GS VIT Core U.S. Eq                    YUE          Goldman Sachs VIT CORE(SM) U.S. Equity Fund
GS VIT Mid Cap Val                     YMC          Goldman Sachs VIT Mid Cap Value Fund
Janus Aspen Global Tech, Serv          YGT          Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Intl Gro, Serv             YIG          Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv          YAG          Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Lazard Retire Intl Eq                  YIP          Lazard Retirement International Equity Portfolio
MFS Inv Gro Stock, Serv Cl             YGW          MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl                   YDS          MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl                 YUT          MFS(R) Utilities Series - Service Class
Pioneer Eq Inc VCT, Cl II              YPE          Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Europe VCT, Cl II              YEU          Pioneer Europe VCT Portfolio - Class II Shares
Put VT Health Sciences, Cl IB          YHS          Putnam VT Health Sciences Fund - Class IB Shares
Put VT Hi Yield, Cl IB                 YPH          Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB                  YPI          Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB             YIO          Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA                  YNO          Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                    YVS          Putnam VT Vista Fund - Class IB Shares
Royce Micro-Cap                        YMI          Royce Micro-Cap Portfolio
Strong Opp II, Advisor Cl              YSO          Strong Opportunity Fund II - Advisor Class(10)
Third Ave Val                          YVA          Third Avenue Value Portfolio
Wanger Intl Sm Cap                     YIC          Wanger International Small Cap
Wanger U.S. Sm Co                      YSP          Wanger U.S. Smaller Companies
WF Adv Asset Alloc                     YAA          Wells Fargo Advantage Asset Allocation Fund
WF Adv Intl Core                       YWI          Wells Fargo Advantage International Core Fund
                                                      (previously Wells Fargo VT International Equity Fund)
WF Adv Sm Cap Gro                      YWS          Wells Fargo Advantage Small Cap Growth Fund

(1) IDS Life Series Fund - Money Market Portfolio merged into AXP(R) Variable Portfolio - Cash Management Fund on July 9, 2004.

(2) IDS Life Series Fund - Income Portfolio merged into AXP(R) Variable Portfolio - Diversified Bond Fund on July 9, 2004.

(3) IDS Life Series Fund - Equity Income Portfolio merged into AXP(R) Variable Portfolio - Diversified Equity Income Fund on July 9, 2004.

(4) IDS Life Series Fund - Equity Portfolio, AXP(R) Variable Portfolio - Blue Chip Advantage Fund and AXP(R) Variable Portfolio - Stock Fund merged into AXP(R) Variable Portfolio - Large Cap Equity Fund on July 9, 2004.

(5) IDS Life Series Fund - Managed Portfolio merged into AXP(R) Variable Portfolio - Managed Fund on July 9, 2004.

(6) IDS Life Series Fund - Government Securities Portfolio merged into AXP(R) Variable Portfolio - Short Duration U.S. Government Fund on July 9, 2004.

(7) IDS Life Series Fund - International Equity Portfolio merged into AXP(R) Variable Portfolio - Threadneedle International Fund on July 9, 2004.

(8) INVESCO VIF - Telecommunications Fund merged into AIM V.I. Technology Fund, Series I Shares on April 30, 2004.

(9) Evergreen VA Capital Growth Fund - Class 2 merged into Evergreen VA Growth and Income Fund - Class 2 on Dec. 8, 2003.

(10) Effective on or about April 11, 2005, the Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage Opportunity Fund.

The 2004 Trust matured on Nov. 15, 2004 and is no longer available for investment.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

American Express Financial Advisors Inc., an affiliate of IDS Life of New York, serves as distributor of the variable life insurance policies.

On Feb. 1, 2005, American Express Company announced plans to pursue a spin-off of 100% of the common stock of AEFC. AEFC is the parent company of IDS Life. IDS Life is the parent company of IDS Life of New York.

The spin-off of AEFC, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

                         IDS LIFE OF NEW YORK ACCOUNT 8

Upon completion of the spin-off, AEFC will be a publicly traded company separate from American Express Company. AEFC will continue to own all the outstanding stock of IDS Life and will replace American Express Company as the ultimate control person of IDS Life of New York.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

FEDERAL INCOME TAXES

IDS Life of New York is taxed as a life insurance company. The Variable Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Variable Account for federal income taxes. IDS Life of New York will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life of New York is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse IDS Life of New York for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

IDS Life of New York deducts a premium expense charge from each premium payment. It partially compensates IDS Life of New York for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life of New York for paying premium taxes imposed by the state of New York.

Each month IDS Life of New York deducts charges for any optional insurance benefits added to the policy by the rider.

Some products may also charge a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

IDS Life of New York will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,302,654 in 2004 and $1,009,588 in 2003. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by IDS Life of New York.

                         IDS LIFE OF NEW YORK ACCOUNT 8

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to AEFC, an affiliate of IDS Life of New York, in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                                 PERCENTAGE RANGE
------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                     0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                                    0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                           0.560% to 0.470%
AXP(R) Variable Portfolio - Equity Select Fund                                       0.650% to 0.560%
AXP(R) Variable Portfolio - Global Bond Fund                                         0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                              0.630% to 0.570%
AXP(R) Variable Portfolio - High Yield Bond Fund                                     0.620% to 0.545%
AXP(R) Variable Portfolio - Large Cap Equity Fund                                    0.630% to 0.570%
AXP(R) Variable Portfolio - Managed Fund                                             0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                   0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                            1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                       0.290% to 0.260%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                      0.610% to 0.535%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                 0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                 0.650% to 0.575%
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund                       1.170% to 1.095%
AXP(R) Variable Portfolio - Threadneedle International Fund                          0.870% to 0.795%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Diversified Equity Income Fund AXP(R) Variable Portfolio - Equity Select Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - Large Cap Equity Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund AXP(R) Variable Portfolio - Threadneedle International Fund

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life, an affiliate of IDS Life of New York, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

                         IDS LIFE OF NEW YORK ACCOUNT 8

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:

FUND                                                                                 PERCENTAGE RANGE
------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                                     0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                                    0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                           0.040% to 0.020%
AXP(R) Variable Portfolio - Equity Select Fund                                       0.060% to 0.030%
AXP(R) Variable Portfolio - Global Bond Fund                                         0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                              0.050% to 0.030%
AXP(R) Variable Portfolio - High Yield Bond Fund                                     0.050% to 0.025%
AXP(R) Variable Portfolio - Large Cap Equity Fund                                    0.050% to 0.030%
AXP(R) Variable Portfolio - Managed Fund                                             0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                   0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                            0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                       0.080% to 0.065%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                      0.050% to 0.025%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                 0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                 0.060% to 0.035%
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund                       0.100% to 0.050%
AXP(R) Variable Portfolio - Threadneedle International Fund                          0.060% to 0.035%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life of New York.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2004 were as follows:

SUBACCOUNT                       FUND                                                                 PURCHASES
---------------------------------------------------------------------------------------------------------------------
AXP VP Cash Mgmt                 AXP(R) Variable Portfolio - Cash Management Fund                    $  5,954,972
AXP VP Div Bond                  AXP(R) Variable Portfolio - Diversified Bond Fund                      7,506,591
AXP VP Div Eq Inc                AXP(R) Variable Portfolio - Diversified Equity Income Fund             3,221,314
AXP VP Eq Select                 AXP(R) Variable Portfolio - Equity Select Fund                            46,260
AXP VP Global Bond               AXP(R) Variable Portfolio - Global Bond Fund                             588,043
AXP VP Gro                       AXP(R) Variable Portfolio - Growth Fund                                  414,011
AXP VP Hi Yield Bond             AXP(R) Variable Portfolio - High Yield Bond Fund                       1,256,960
AXP VP Lg Cap Eq                 AXP(R) Variable Portfolio - Large Cap Equity Fund                     39,254,612
AXP VP Managed                   AXP(R) Variable Portfolio - Managed Fund                              28,837,757
AXP VP New Dim                   AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                     1,187,061
AXP VP Ptnrs Sm Cap Val          AXP(R) Variable Portfolio - Partners Small Cap Value Fund                166,460
AXP VP S&P 500                   AXP(R) Variable Portfolio - S&P 500 Index Fund                         1,743,026
AXP VP Short Duration            AXP(R) Variable Portfolio - Short Duration U.S. Government Fund        1,957,676
AXP VP Sm Cap Adv                AXP(R) Variable Portfolio - Small Cap Advantage Fund                     502,820
AXP VP Strategy Aggr             AXP(R) Variable Portfolio - Strategy Aggressive Fund                      43,779
AXP VP THDL Emer Mkts            AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund           599,777
AXP VP THDL Intl                 AXP(R) Variable Portfolio - Threadneedle International Fund           11,785,036
AIM VI Cap Appr, Ser I           AIM V.I. Capital Appreciation Fund, Series I Shares                      238,464
AIM VI Cap Appr, Ser II          AIM V.I. Capital Appreciation Fund, Series II Shares                      69,118
AIM VI Cap Dev, Ser I            AIM V.I. Capital Development Fund, Series I Shares                       183,074
AIM VI Cap Dev, Ser II           AIM V.I. Capital Development Fund, Series II Shares                       50,493
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares                               926,120
AIM VI Dyn, Ser I                AIM V.I. Dynamics Fund, Series I Shares                                   23,666
AIM VI Fin Serv, Ser I           AIM V.I. Financial Services Fund, Series I Shares                          1,910
AIM VI Tech, Ser I               AIM V.I. Technology Fund, Series I Shares                                 15,801
AB VP Gro & Inc, Cl B            AllianceBernstein VP Growth and Income Portfolio (Class B)               227,372
AB VP Intl Val, Cl B             AllianceBernstein VP International Value Portfolio (Class B)             229,698
AC VP Intl, Cl I                 American Century(R) VP International, Class I                            373,392
AC VP Intl, Cl II                American Century(R) VP International, Class II                            60,904

                         IDS LIFE OF NEW YORK ACCOUNT 8

SUBACCOUNT                       FUND                                                                   PURCHASES
---------------------------------------------------------------------------------------------------------------------
AC VP Val, Cl I                  American Century(R) VP Value, Class I                                 $1,275,376
AC VP Val, Cl II                 American Century(R) VP Value, Class II                                   267,409
Calvert VS Social Bal            Calvert Variable Series, Inc. Social Balanced Portfolio                  220,808
CS Mid-Cap Gro                   Credit Suisse Trust - Mid-Cap Growth Portfolio                           157,194
CS Sm Cap Gro                    Credit Suisse Trust - Small Cap Growth Portfolio                         327,054
EG VA Fundamental Lg Cap, Cl 2   Evergreen VA Fundamental Large Cap Fund - Class 2                         28,035
Fid VIP Gro & Inc, Serv Cl       Fidelity(R) VIP Growth & Income Portfolio Service Class                1,906,307
Fid VIP Gro & Inc, Serv Cl 2     Fidelity(R) VIP Growth & Income Portfolio Service Class 2                420,360
Fid VIP Mid Cap, Serv Cl         Fidelity(R) VIP Mid Cap Portfolio Service Class                        1,951,125
Fid VIP Mid Cap, Serv Cl 2       Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        566,464
Fid VIP Overseas, Serv Cl        Fidelity(R) VIP Overseas Portfolio Service Class                         725,653
Fid VIP Overseas, Serv Cl 2      Fidelity(R) VIP Overseas Portfolio Service Class 2                       190,570
FTVIPT Frank Real Est, Cl 2      FTVIPT Franklin Real Estate Fund - Class 2                             1,025,625
FTVIPT Frank Sm Cap Val, Cl 2    FTVIPT Franklin Small Cap Value Securities Fund - Class 2                527,258
FTVIPT Mutual Shares Sec, Cl 2   FTVIPT Mutual Shares Securities Fund - Class 2                            86,744
FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2                       690,572
GS VIT Core Sm Cap Eq            Goldman Sachs VIT CORESM Small Cap Equity Fund                           170,775
GS VIT Core U.S. Eq              Goldman Sachs VIT CORESM U.S. Equity Fund                                753,963
GS VIT Mid Cap Val               Goldman Sachs VIT Mid Cap Value Fund                                   1,774,873
Janus Aspen Global Tech, Serv    Janus Aspen Series Global Technology Portfolio: Service Shares           379,739
Janus Aspen Intl Gro, Serv       Janus Aspen Series International Growth Portfolio: Service Shares        340,198
Janus Aspen Mid Cap Gro, Serv    Janus Aspen Series Mid Cap Growth Portfolio: Service Shares              110,613
Lazard Retire Intl Eq            Lazard Retirement International Equity Portfolio                         582,929
MFS Inv Gro Stock, Serv Cl       MFS(R) Investors Growth Stock Series - Service Class                     311,437
MFS New Dis, Serv Cl             MFS(R) New Discovery Series - Service Class                              310,352
MFS Utilities, Serv Cl           MFS(R) Utilities Series - Service Class                                   38,975
Pioneer Eq Inc VCT, Cl II        Pioneer Equity Income VCT Portfolio - Class II Shares                     82,627
Pioneer Europe VCT, Cl II        Pioneer Europe VCT Portfolio - Class II Shares                             9,222
Put VT Health Sciences, Cl IB    Putnam VT Health Sciences Fund - Class IB Shares                           4,948
Put VT Hi Yield, Cl IB           Putnam VT High Yield Fund - Class IB Shares                              291,067
Put VT Intl Eq, Cl IB            Putnam VT International Equity Fund - Class IB Shares                     35,166
Put VT Intl New Opp, Cl IB       Putnam VT International New Opportunities Fund - Class IB Shares         162,123
Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares                       581,548
Put VT Vista, Cl IB              Putnam VT Vista Fund - Class IB Shares                                   102,373
Royce Micro-Cap                  Royce Micro-Cap Portfolio                                              1,452,372
Strong Opp II, Advisor Cl        Strong Opportunity Fund II - Advisor Class                                33,013
Third Ave Val                    Third Avenue Value Portfolio                                           1,432,824
Wanger Intl Sm Cap               Wanger International Small Cap                                         1,210,124
Wanger U.S. Sm Co                Wanger U.S. Smaller Companies                                          1,550,304
WF Adv Asset Alloc               Wells Fargo Advantage Asset Allocation Fund                              176,351
WF Adv Intl Core                 Wells Fargo Advantage International Core Fund                             26,205
                                   (previously Wells Fargo VT International Equity Fund)
WF Adv Sm Cap Gro                Wells Fargo Advantage Small Cap Growth Fund                               66,483

                         IDS LIFE OF NEW YORK ACCOUNT 8

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                           AXP VP                AXP VP                AXP VP
                                          CASH MGMT             DIV BOND             DIV EQ INC
                                      -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                           $ 1.02                $ 1.08                $  1.03
At Dec. 31, 2002                           $ 1.03                $ 1.13                $  0.83
At Dec. 31, 2003                           $ 1.02                $ 1.17                $  1.15
At Dec. 31, 2004                           $ 1.02                $ 1.21                $  1.35
---------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                              532                   738                    662
At Dec. 31, 2002                              950                 1,935                  1,564
At Dec. 31, 2003                            1,081                 2,197                  2,517
At Dec. 31, 2004                            4,552                 7,907                  5,088
---------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $  544                $  795                $   680
At Dec. 31, 2002                           $  974                $2,181                $ 1,290
At Dec. 31, 2003                           $1,104                $2,563                $ 2,905
At Dec. 31, 2004                           $4,641                $9,555                $ 6,881
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             2.70%                 6.26%                  1.41%
For the year ended Dec. 31, 2002             1.13%                 5.13%                  1.64%
For the year ended Dec. 31, 2003             0.51%                 3.57%                  1.60%
For the year ended Dec. 31, 2004             0.92%                 3.91%                  1.65%
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             0.90%                 0.90%                  0.90%
For the year ended Dec. 31, 2002             0.90%                 0.90%                  0.90%
For the year ended Dec. 31, 2003             0.90%                 0.90%                  0.90%
For the year ended Dec. 31, 2004             0.90%                 0.90%                  0.90%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001             2.00%                 5.88%                  0.98%
For the year ended Dec. 31, 2002             0.98%                 4.63%                (19.42%)
For the year ended Dec. 31, 2003            (0.97%)                3.54%                 38.55%
For the year ended Dec. 31, 2004            (0.16%)                3.55%                 17.15%
---------------------------------------------------------------------------------------------------

                                           AXP VP                AXP VP               AXP VP
                                        EQ SELECT(4)           GLOBAL BOND              GRO
                                      -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                               --                $ 1.06                $  0.61
At Dec. 31, 2002                               --                $ 1.21                $  0.45
At Dec. 31, 2003                           $ 1.11                $ 1.35                $  0.54
At Dec. 31, 2004                           $ 1.20                $ 1.47                $  0.58
---------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --                    88                    206
At Dec. 31, 2002                               --                   221                    572
At Dec. 31, 2003                                4                   414                  1,455
At Dec. 31, 2004                               37                   748                  1,984
---------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --                $   93                $   126
At Dec. 31, 2002                               --                $  266                $   256
At Dec. 31, 2003                           $    4                $  559                $   784
At Dec. 31, 2004                           $   45                $1,102                $ 1,149
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --                  5.83%                    --
For the year ended Dec. 31, 2002               --                  4.70%                  0.10%
For the year ended Dec. 31, 2003               --                  7.32%                  0.21%
For the year ended Dec. 31, 2004               --                  4.09%                  0.33%
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --                  0.90%                  0.90%
For the year ended Dec. 31, 2002               --                  0.90%                  0.90%
For the year ended Dec. 31, 2003             0.90%                 0.90%                  0.90%
For the year ended Dec. 31, 2004             0.90%                 0.90%                  0.90%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --                  0.00%                (31.46%)
For the year ended Dec. 31, 2002               --                 14.15%                (26.23%)
For the year ended Dec. 31, 2003            11.00%                11.57%                 20.00%
For the year ended Dec. 31, 2004             8.13%                 9.04%                  7.46%
---------------------------------------------------------------------------------------------------

                         IDS LIFE OF NEW YORK ACCOUNT 8

                                           AXP VP                AXP VP                AXP VP
                                        HI YIELD BOND           LG CAP EQ              MANAGED
                                      ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                           $ 0.99                $  0.70               $  0.82
At Dec. 31, 2002                           $ 0.92                $  0.54               $  0.71
At Dec. 31, 2003                           $ 1.14                $  0.69               $  0.85
At Dec. 31, 2004                           $ 1.26                $  0.73               $  0.92
---------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                              373                     20                   131
At Dec. 31, 2002                              941                     38                   252
At Dec. 31, 2003                            1,704                    290                   515
At Dec. 31, 2004                            2,266                 54,272                32,215
---------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $  370                $    14               $   108
At Dec. 31, 2002                           $  866                $    21               $   179
At Dec. 31, 2003                           $1,947                $   202               $   436
At Dec. 31, 2004                           $2,858                $39,523               $29,642
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            10.77%                  0.77%                 2.56%
For the year ended Dec. 31, 2002             7.68%                  0.55%                 2.73%
For the year ended Dec. 31, 2003             7.62%                  0.62%                 2.24%
For the year ended Dec. 31, 2004             6.98%                  1.05%                 2.02%
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             0.90%                  0.90%                 0.90%
For the year ended Dec. 31, 2002             0.90%                  0.90%                 0.90%
For the year ended Dec. 31, 2003             0.90%                  0.90%                 0.90%
For the year ended Dec. 31, 2004             0.90%                  0.90%                 0.90%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001             3.13%                (18.60%)              (11.83%)
For the year ended Dec. 31, 2002            (7.07%)               (22.86%)              (13.41%)
For the year ended Dec. 31, 2003            23.91%                 27.78%                19.72%
For the year ended Dec. 31, 2004            10.40%                  4.94%                 8.62%
---------------------------------------------------------------------------------------------------

                                                                 AXP VP
                                           AXP VP               PTNRS SM              AXP VP
                                           NEW DIM             CAP VAL(4)             S&P 500
                                      -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                           $  0.74                   --                $  0.83
At Dec. 31, 2002                           $  0.58                   --                $  0.64
At Dec. 31, 2003                           $  0.71               $ 1.18                $  0.81
At Dec. 31, 2004                           $  0.73               $ 1.40                $  0.89
---------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                             2,895                   --                  1,027
At Dec. 31, 2002                             6,546                   --                  2,200
At Dec. 31, 2003                             8,149                    5                  3,339
At Dec. 31, 2004                             8,857                  126                  4,986
---------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $ 2,151                   --                $   857
At Dec. 31, 2002                           $ 3,764                   --                $ 1,412
At Dec. 31, 2003                           $ 5,783               $    6                $ 2,718
At Dec. 31, 2004                           $ 6,433               $  176                $ 4,435
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              0.34%                  --                   1.14%
For the year ended Dec. 31, 2002              0.53%                  --                   1.01%
For the year ended Dec. 31, 2003              0.68%                0.16%                  1.20%
For the year ended Dec. 31, 2004              1.05%                0.05%                  1.52%
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001              0.90%                  --                   0.90%
For the year ended Dec. 31, 2002              0.90%                  --                   0.90%
For the year ended Dec. 31, 2003              0.90%                0.90%                  0.90%
For the year ended Dec. 31, 2004              0.90%                0.90%                  0.90%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001            (17.78%)                 --                 (13.54%)
For the year ended Dec. 31, 2002            (21.62%)                 --                 (22.89%)
For the year ended Dec. 31, 2003             22.41%               18.00%                 26.56%
For the year ended Dec. 31, 2004              2.35%               18.94%                  9.28%
---------------------------------------------------------------------------------------------------

                         IDS LIFE OF NEW YORK ACCOUNT 8

                                           AXP VP                AXP VP                AXP VP
                                            SHORT                SM CAP               STRATEGY
                                          DURATION                 ADV                  AGGR
                                      -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                           $ 1.06               $  0.91                $  0.38
At Dec. 31, 2002                           $ 1.11               $  0.74                $  0.26
At Dec. 31, 2003                           $ 1.12               $  1.09                $  0.33
At Dec. 31, 2004                           $ 1.12               $  1.28                $  0.36
---------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                              138                   115                    317
At Dec. 31, 2002                              931                   255                    480
At Dec. 31, 2003                            1,139                   527                    660
At Dec. 31, 2004                            2,469                   852                    641
---------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $  146               $   104                $   121
At Dec. 31, 2002                           $1,038               $   190                $   124
At Dec. 31, 2003                           $1,277               $   576                $   218
At Dec. 31, 2004                           $2,767               $ 1,092                $   229
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             4.36%                   --                   0.30%
For the year ended Dec. 31, 2002             2.91%                   --                     --
For the year ended Dec. 31, 2003             2.30%                   --                     --
For the year ended Dec. 31, 2004             2.48%                   --                     --
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             0.90%                 0.90%                  0.90%
For the year ended Dec. 31, 2002             0.90%                 0.90%                  0.90%
For the year ended Dec. 31, 2003             0.90%                 0.90%                  0.90%
For the year ended Dec. 31, 2004             0.90%                 0.90%                  0.90%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001             3.92%                (7.14%)               (34.48%)
For the year ended Dec. 31, 2002             4.72%               (18.68%)               (31.58%)
For the year ended Dec. 31, 2003             0.90%                47.30%                 26.92%
For the year ended Dec. 31, 2004            (0.05%)               17.48%                  8.43%
---------------------------------------------------------------------------------------------------

                                           AXP VP                                      AIM VI
                                            THDL                 AXP VP               CAP APPR,
                                          EMER MKTS             THDL INTL               SER I
                                      -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                           $ 0.91                $  0.54               $  0.68
At Dec. 31, 2002                           $ 0.85                $  0.44               $  0.51
At Dec. 31, 2003                           $ 1.18                $  0.55               $  0.65
At Dec. 31, 2004                           $ 1.46                $  0.64               $  0.69
---------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               14                     27                    90
At Dec. 31, 2002                               71                    124                   226
At Dec. 31, 2003                              127                    249                   348
At Dec. 31, 2004                              295                 20,215                   676
---------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $   13                $    15               $    61
At Dec. 31, 2002                           $   60                $    54               $   115
At Dec. 31, 2003                           $  151                $   138               $   227
At Dec. 31, 2004                           $  431                $13,038               $   466
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             0.02%                  1.51%                   --
For the year ended Dec. 31, 2002               --                   1.01%                   --
For the year ended Dec. 31, 2003             1.89%                  0.95%                   --
For the year ended Dec. 31, 2004             2.66%                  1.13%                   --
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             0.90%                  0.90%                 0.90%
For the year ended Dec. 31, 2002             0.90%                  0.90%                 0.90%
For the year ended Dec. 31, 2003             0.90%                  0.90%                 0.90%
For the year ended Dec. 31, 2004             0.90%                  0.90%                 0.90%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001            (2.15%)               (28.95%)              (23.60%)
For the year ended Dec. 31, 2002            (6.59%)               (18.52%)              (25.00%)
For the year ended Dec. 31, 2003            38.82%                 25.00%                27.45%
For the year ended Dec. 31, 2004            23.03%                 16.35%                 5.67%
---------------------------------------------------------------------------------------------------

                         IDS LIFE OF NEW YORK ACCOUNT 8

                                           AIM VI                AIM VI               AIM VI
                                          CAP APPR,             CAP DEV,             CAP DEV,
                                          SER II(4)              SER I               SER II(4)
                                      -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                               --              $  0.92                    --
At Dec. 31, 2002                               --              $  0.71                    --
At Dec. 31, 2003                           $ 1.12              $  0.96                $ 1.15
At Dec. 31, 2004                           $ 1.18              $  1.10                $ 1.31
---------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --                  143                    --
At Dec. 31, 2002                               --                  286                    --
At Dec. 31, 2003                                2                  361                     2
At Dec. 31, 2004                               59                  510                    29
---------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --              $   131                    --
At Dec. 31, 2002                               --              $   204                    --
At Dec. 31, 2003                           $    3              $   346                $    2
At Dec. 31, 2004                           $   70              $   559                $   38
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --                   --                    --
For the year ended Dec. 31, 2002               --                   --                    --
For the year ended Dec. 31, 2003               --                   --                    --
For the year ended Dec. 31, 2004               --                   --                    --
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --                 0.90%                   --
For the year ended Dec. 31, 2002               --                 0.90%                   --
For the year ended Dec. 31, 2003             0.90%                0.90%                 0.90%
For the year ended Dec. 31, 2004             0.90%                0.90%                 0.90%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --                (8.91%)                  --
For the year ended Dec. 31, 2002               --               (22.83%)                  --
For the year ended Dec. 31, 2003            12.00%               35.21%                15.00%
For the year ended Dec. 31, 2004             5.38%               14.46%                14.24%
---------------------------------------------------------------------------------------------------

                                           AIM VI                AIM VI               AIM VI
                                          CORE EQ,                DYN,               FIN SERV,
                                            SER I               SER I(4)             SER I(4)
                                      -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                           $  1.36                   --                   --
At Dec. 31, 2002                           $  1.14                   --                   --
At Dec. 31, 2003                           $  1.40               $ 1.15               $ 1.11
At Dec. 31, 2004                           $  1.52               $ 1.29               $ 1.20
---------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                            16,462                   --                   --
At Dec. 31, 2002                            14,872                   --                   --
At Dec. 31, 2003                            14,863                   --                    1
At Dec. 31, 2004                            13,677                   21                    3
---------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $22,399                   --                   --
At Dec. 31, 2002                           $16,932                   --                   --
At Dec. 31, 2003                           $20,866                   --               $    1
At Dec. 31, 2004                           $20,735               $   27               $    3
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              0.05%                  --                   --
For the year ended Dec. 31, 2002              0.32%                  --                   --
For the year ended Dec. 31, 2003              1.04%                  --                 3.12%
For the year ended Dec. 31, 2004              0.97%                  --                 1.12%
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001              0.90%                  --                   --
For the year ended Dec. 31, 2002              0.90%                  --                   --
For the year ended Dec. 31, 2003              0.90%                0.90%                0.90%
For the year ended Dec. 31, 2004              0.90%                0.90%                0.90%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001            (23.60%)                 --                   --
For the year ended Dec. 31, 2002            (16.18%)                 --                   --
For the year ended Dec. 31, 2003             22.81%               15.00%               11.00%
For the year ended Dec. 31, 2004              7.99%               12.32%                7.70%
---------------------------------------------------------------------------------------------------

                         IDS LIFE OF NEW YORK ACCOUNT 8

                                           AIM VI                 AB VP                AB VP
                                            TECH,              GRO & INC,            INTL VAL,
                                          SER I(4)               CL B(4)              CL B(4)
                                      -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                                --                   --                   --
At Dec. 31, 2002                                --                   --                   --
At Dec. 31, 2003                            $ 1.18               $ 1.12               $ 1.17
At Dec. 31, 2004                            $ 1.22               $ 1.23               $ 1.44
---------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                --                   --                   --
At Dec. 31, 2002                                --                   --                   --
At Dec. 31, 2003                                 6                   17                    2
At Dec. 31, 2004                                19                  208                  172
---------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                --                   --                   --
At Dec. 31, 2002                                --                   --                   --
At Dec. 31, 2003                            $    7               $   19               $    2
At Dec. 31, 2004                            $   23               $  256               $  249
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                --                   --                   --
For the year ended Dec. 31, 2002                --                   --                   --
For the year ended Dec. 31, 2003                --                   --                   --
For the year ended Dec. 31, 2004                --                 0.48%                0.27%
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                --                   --                   --
For the year ended Dec. 31, 2002                --                   --                   --
For the year ended Dec. 31, 2003              0.90%                0.90%                0.90%
For the year ended Dec. 31, 2004              0.90%                0.90%                0.90%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                --                   --                   --
For the year ended Dec. 31, 2002                --                   --                   --
For the year ended Dec. 31, 2003             18.00%               12.00%               17.00%
For the year ended Dec. 31, 2004              3.70%               10.22%               23.77%
---------------------------------------------------------------------------------------------------

                                            AC VP                AC VP                AC VP
                                         INTL, CL I          INTL, CL II(4)         VAL, CL I
                                      -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                           $  0.71                   --              $  1.20
At Dec. 31, 2002                           $  0.56                   --              $  1.04
At Dec. 31, 2003                           $  0.69               $ 1.14              $  1.33
At Dec. 31, 2004                           $  0.78               $ 1.29              $  1.51
---------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               419                   --                  964
At Dec. 31, 2002                             1,042                   --                2,475
At Dec. 31, 2003                             1,508                    8                3,179
At Dec. 31, 2004                             1,867                   54                3,733
---------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $   295                   --              $ 1,159
At Dec. 31, 2002                           $   580                   --              $ 2,575
At Dec. 31, 2003                           $ 1,035               $    9              $ 4,224
At Dec. 31, 2004                           $ 1,460               $   70              $ 5,618
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                --                   --                   --
For the year ended Dec. 31, 2002              0.64%                  --                 0.61%
For the year ended Dec. 31, 2003              0.64%                  --                 1.01%
For the year ended Dec. 31, 2004              0.50%                0.17%                0.94%
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001              0.90%                  --                 0.90%
For the year ended Dec. 31, 2002              0.90%                  --                 0.90%
For the year ended Dec. 31, 2003              0.90%                0.90%                0.90%
For the year ended Dec. 31, 2004              0.90%                0.90%                0.90%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001            (29.00%)                 --                12.15%
For the year ended Dec. 31, 2002            (21.13%)                 --               (13.33%)
For the year ended Dec. 31, 2003             23.21%               14.00%               27.88%
For the year ended Dec. 31, 2004             13.89%               13.74%               13.31%
---------------------------------------------------------------------------------------------------

                         IDS LIFE OF NEW YORK ACCOUNT 8

                                            AC VP             CALVERT VS                CS
                                            VAL,                SOCIAL                MID-CAP
                                           CL II(4)              BAL                    GRO
                                      -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                               --               $  0.86               $  0.80
At Dec. 31, 2002                               --               $  0.75               $  0.56
At Dec. 31, 2003                           $ 1.14               $  0.88               $  0.79
At Dec. 31, 2004                           $ 1.29               $  0.95               $  0.89
---------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --                    56                    30
At Dec. 31, 2002                               --                   125                    76
At Dec. 31, 2003                               11                   312                   262
At Dec. 31, 2004                              220                   512                   406
---------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --               $    48               $    24
At Dec. 31, 2002                               --               $    93               $    42
At Dec. 31, 2003                           $   13               $   276               $   208
At Dec. 31, 2004                           $  284               $   485               $   361
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --                 10.97%                   --
For the year ended Dec. 31, 2002               --                  3.94%                   --
For the year ended Dec. 31, 2003               --                  2.74%                   --
For the year ended Dec. 31, 2004             0.31%                 2.02%                   --
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --                  0.90%                 0.90%
For the year ended Dec. 31, 2002               --                  0.90%                 0.90%
For the year ended Dec. 31, 2003             0.90%                 0.90%                 0.90%
For the year ended Dec. 31, 2004             0.90%                 0.90%                 0.90%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --                 (7.53%)              (16.67%)
For the year ended Dec. 31, 2002               --                (12.79%)              (30.00%)
For the year ended Dec. 31, 2003            14.00%                17.33%                41.07%
For the year ended Dec. 31, 2004            13.15%                 7.29%                12.11%
---------------------------------------------------------------------------------------------------

                                                                 EG VA
                                             CS               FUNDAMENTAL             FID VIP
                                           SM CAP               LG CAP,             GRO & INC,
                                            GRO                 CL 2(5)               SERV CL
                                      -------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                           $  0.63                  --                $  0.89
At Dec. 31, 2002                           $  0.41                  --                $  0.74
At Dec. 31, 2003                           $  0.61               $1.12                $  0.90
At Dec. 31, 2004                           $  0.67               $1.21                $  0.95
---------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               183                  --                  1,119
At Dec. 31, 2002                               435                  --                  2,806
At Dec. 31, 2003                               564                   1                  5,424
At Dec. 31, 2004                               784                  25                  6,923
---------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $   115                  --                $   998
At Dec. 31, 2002                           $   180                  --                $ 2,067
At Dec. 31, 2003                           $   344               $   2                $ 4,893
At Dec. 31, 2004                           $   524               $  31                $ 6,546
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                --                  --                   0.21%
For the year ended Dec. 31, 2002                --                  --                   0.83%
For the year ended Dec. 31, 2003                --                1.89%                  0.80%
For the year ended Dec. 31, 2004                --                2.47%                  0.72%
---------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001              0.90%                 --                   0.90%
For the year ended Dec. 31, 2002              0.90%                 --                   0.90%
For the year ended Dec. 31, 2003              0.90%               0.90%                  0.90%
For the year ended Dec. 31, 2004              0.90%               0.90%                  0.90%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001            (17.11%)                --                 (10.10%)
For the year ended Dec. 31, 2002            (34.92%)                --                 (16.85%)
For the year ended Dec. 31, 2003             48.78%               4.67%                 21.62%
For the year ended Dec. 31, 2004              9.88%               7.95%                  4.81%
---------------------------------------------------------------------------------------------------

                         IDS LIFE OF NEW YORK ACCOUNT 8

                                            FID VIP             FID VIP               FID VIP
                                          GRO & INC,           MID CAP,              MID CAP,
                                         SERV CL 2(4)           SERV CL            SERV CL 2(4)
                                      ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                              --               $  0.99                   --
At Dec. 31, 2002                              --               $  0.89                   --
At Dec. 31, 2003                           $1.07               $  1.22               $ 1.18
At Dec. 31, 2004                           $1.12               $  1.50               $ 1.46
--------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                              --                 1,326                   --
At Dec. 31, 2002                              --                 3,251                   --
At Dec. 31, 2003                              48                 4,845                   82
At Dec. 31, 2004                             412                 5,928                  528
--------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                              --               $ 1,315                   --
At Dec. 31, 2002                              --               $ 2,878                   --
At Dec. 31, 2003                           $  52               $ 5,887               $   97
At Dec. 31, 2004                           $ 461               $ 8,907               $  772
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              --                    --                   --
For the year ended Dec. 31, 2002              --                  0.55%                  --
For the year ended Dec. 31, 2003              --                  0.26%                  --
For the year ended Dec. 31, 2004            0.33%                   --                   --
--------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001              --                  0.90%                  --
For the year ended Dec. 31, 2002              --                  0.90%                  --
For the year ended Dec. 31, 2003            0.90%                 0.90%                0.90%
For the year ended Dec. 31, 2004            0.90%                 0.90%                0.90%
--------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001              --                 (4.81%)                 --
For the year ended Dec. 31, 2002              --                (10.10%)                 --
For the year ended Dec. 31, 2003            7.00%                37.08%               18.00%
For the year ended Dec. 31, 2004            4.58%                23.65%               23.54%
--------------------------------------------------------------------------------------------------

                                           FID VIP               FID VIP            FTVIPT
                                          OVERSEAS,             OVERSEAS,         FRANK REAL
                                           SERV CL            SERV CL 2(4)         EST, CL 2
                                      ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                          $  0.75                    --             $ 1.16
At Dec. 31, 2002                          $  0.59                    --             $ 1.17
At Dec. 31, 2003                          $  0.84                $ 1.21             $ 1.57
At Dec. 31, 2004                          $  0.95                $ 1.36             $ 2.06
--------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                              222                    --                267
At Dec. 31, 2002                              555                    --                924
At Dec. 31, 2003                            1,119                    15              1,305
At Dec. 31, 2004                            1,871                   168              1,727
--------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                          $   167                    --             $  309
At Dec. 31, 2002                          $   330                    --             $1,081
At Dec. 31, 2003                          $   943                $   18             $2,053
At Dec. 31, 2004                          $ 1,774                $  228             $3,549
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             0.14%                   --               1.84%
For the year ended Dec. 31, 2002             0.46%                   --               2.50%
For the year ended Dec. 31, 2003             0.52%                   --               2.48%
For the year ended Dec. 31, 2004             0.87%                 0.42%              1.76%
--------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             0.90%                   --               0.90%
For the year ended Dec. 31, 2002             0.90%                   --               0.90%
For the year ended Dec. 31, 2003             0.90%                 0.90%              0.90%
For the year ended Dec. 31, 2004             0.90%                 0.90%              0.90%
--------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           (21.88%)                  --               7.41%
For the year ended Dec. 31, 2002           (21.33%)                  --               0.86%
For the year ended Dec. 31, 2003            42.37%                21.00%             34.19%
For the year ended Dec. 31, 2004            12.46%                12.29%             30.62%

                         IDS LIFE OF NEW YORK ACCOUNT 8

                                           FTVIPT                FTVIPT                FTVIPT
                                          FRANK SM            MUTUAL SHARES         TEMP FOR SEC,
                                        CAP VAL, CL 2         SEC, CL 2(4)              CL 2
                                      ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                           $ 1.22                    --               $  0.86
At Dec. 31, 2002                           $ 1.10                    --               $  0.69
At Dec. 31, 2003                           $ 1.43                $ 1.12               $  0.90
At Dec. 31, 2004                           $ 1.76                $ 1.25               $  1.06
--------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                              131                    --                   262
At Dec. 31, 2002                              423                    --                 1,147
At Dec. 31, 2003                              529                    13                 1,870
At Dec. 31, 2004                              791                    88                 2,266
--------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $  159                    --               $   225
At Dec. 31, 2002                           $  464                    --               $   792
At Dec. 31, 2003                           $  759                $   15               $ 1,692
At Dec. 31, 2004                           $1,391                $  110               $ 2,409
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             0.14%                   --                  1.11%
For the year ended Dec. 31, 2002             0.32%                   --                  1.56%
For the year ended Dec. 31, 2003             0.21%                   --                  1.70%
For the year ended Dec. 31, 2004             0.17%                 0.61%                 1.07%
--------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             0.90%                   --                  0.90%
For the year ended Dec. 31, 2002             0.90%                   --                  0.90%
For the year ended Dec. 31, 2003             0.90%                 0.90%                 0.90%
For the year ended Dec. 31, 2004             0.90%                 0.90%                 0.90%
--------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001            12.96%                   --                (16.50%)
For the year ended Dec. 31, 2002            (9.84%)                  --                (19.77%)
For the year ended Dec. 31, 2003            30.00%                12.00%                30.43%
For the year ended Dec. 31, 2004            22.64%                11.62%                17.47%
--------------------------------------------------------------------------------------------------

                                           GS VIT                GS VIT                GS VIT
                                           CORE SM              CORE U.S.              MID CAP
                                           CAP EQ                  EQ                    VAL
                                      ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                           $  1.02               $  0.83                $ 1.19
At Dec. 31, 2002                           $  0.86               $  0.64                $ 1.13
At Dec. 31, 2003                           $  1.25               $  0.82                $ 1.43
At Dec. 31, 2004                           $  1.44               $  0.94                $ 1.79
--------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               100                   167                   468
At Dec. 31, 2002                               317                   418                 1,456
At Dec. 31, 2003                               393                   675                 2,169
At Dec. 31, 2004                               462                 1,362                 2,817
--------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $   103               $   138                $  558
At Dec. 31, 2002                           $   274               $   268                $1,641
At Dec. 31, 2003                           $   491               $   556                $3,110
At Dec. 31, 2004                           $   665               $ 1,279                $5,039
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              0.78%                 1.15%                 1.99%
For the year ended Dec. 31, 2002              0.41%                 0.86%                 1.51%
For the year ended Dec. 31, 2003              0.25%                 0.88%                 1.08%
For the year ended Dec. 31, 2004              0.21%                 1.56%                 0.68%
--------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001              0.90%                 0.90%                 0.90%
For the year ended Dec. 31, 2002              0.90%                 0.90%                 0.90%
For the year ended Dec. 31, 2003              0.90%                 0.90%                 0.90%
For the year ended Dec. 31, 2004              0.90%                 0.90%                 0.90%
--------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001              3.03%               (12.63%)               11.21%
For the year ended Dec. 31, 2002            (15.69%)              (22.89%)               (5.04%)
For the year ended Dec. 31, 2003             45.35%                28.13%                26.55%
For the year ended Dec. 31, 2004             15.28%                13.91%                24.76%
--------------------------------------------------------------------------------------------------

                         IDS LIFE OF NEW YORK ACCOUNT 8

                                            JANUS                 JANUS              JANUS ASPEN
                                        ASPEN GLOBAL           ASPEN INTL           MID CAP GRO,
                                         TECH, SERV             GRO, SERV               SERV
                                      ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                           $  0.53               $  0.71               $  0.51
At Dec. 31, 2002                           $  0.31               $  0.52               $  0.36
At Dec. 31, 2003                           $  0.45               $  0.70               $  0.49
At Dec. 31, 2004                           $  0.45               $  0.82               $  0.58
--------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               165                   905                   373
At Dec. 31, 2002                               310                 1,826                   563
At Dec. 31, 2003                               472                 2,027                   708
At Dec. 31, 2004                               638                 2,058                   745
--------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $    87               $   644               $   191
At Dec. 31, 2002                           $    96               $   957               $   205
At Dec. 31, 2003                           $   211               $ 1,416               $   344
At Dec. 31, 2004                           $   284               $ 1,691               $   432
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              0.77%                 0.78%                   --
For the year ended Dec. 31, 2002                --                  0.75%                   --
For the year ended Dec. 31, 2003                --                  1.00%                   --
For the year ended Dec. 31, 2004                --                  0.87%                   --
--------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001              0.90%                 0.90%                 0.90%
For the year ended Dec. 31, 2002              0.90%                 0.90%                 0.90%
For the year ended Dec. 31, 2003              0.90%                 0.90%                 0.90%
For the year ended Dec. 31, 2004              0.90%                 0.90%                 0.90%
--------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001            (37.65%)              (24.47%)              (40.00%)
For the year ended Dec. 31, 2002            (41.51%)              (26.76%)              (29.41%)
For the year ended Dec. 31, 2003             45.16%                34.62%                36.11%
For the year ended Dec. 31, 2004             (0.34%)               17.62%                19.40%
--------------------------------------------------------------------------------------------------

                                           LAZARD                  MFS                   MFS
                                           RETIRE            INV GRO STOCK,           NEW DIS,
                                           INTL EQ               SERV CL               SERV CL
                                      ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                          $  0.75               $  0.71               $  0.92
At Dec. 31, 2002                          $  0.66               $  0.51               $  0.62
At Dec. 31, 2003                          $  0.84               $  0.62               $  0.82
At Dec. 31, 2004                          $  0.96               $  0.67               $  0.86
--------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                              244                   923                   659
At Dec. 31, 2002                              567                 1,364                 1,465
At Dec. 31, 2003                            1,077                 1,865                 1,751
At Dec. 31, 2004                            1,671                 2,093                 1,893
--------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                          $   182               $   656               $   605
At Dec. 31, 2002                          $   375               $   694               $   909
At Dec. 31, 2003                          $   908               $ 1,153               $ 1,436
At Dec. 31, 2004                          $ 1,605               $ 1,397               $ 1,635
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001             0.01%                 0.02%                   --
For the year ended Dec. 31, 2002             0.08%                   --                    --
For the year ended Dec. 31, 2003             0.34%                   --                    --
For the year ended Dec. 31, 2004             0.54%                   --                    --
--------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001             0.90%                 0.90%                 0.90%
For the year ended Dec. 31, 2002             0.90%                 0.90%                 0.90%
For the year ended Dec. 31, 2003             0.90%                 0.90%                 0.90%
For the year ended Dec. 31, 2004             0.90%                 0.90%                 0.90%
--------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001           (24.24%)              (25.26%)               (6.12%)
For the year ended Dec. 31, 2002           (12.00%)              (28.17%)              (32.61%)
For the year ended Dec. 31, 2003            27.27%                21.57%                32.26%
For the year ended Dec. 31, 2004            13.95%                 8.01%                 5.26%
--------------------------------------------------------------------------------------------------

                         IDS LIFE OF NEW YORK ACCOUNT 8

                                             MFS                PIONEER              PIONEER
                                         UTILITIES,           EQ INC VCT,            EUROPE
                                         SERV CL(4)            CL II(4)           VCT, CL II(4)
                                      ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                               --                   --                   --
At Dec. 31, 2002                               --                   --                   --
At Dec. 31, 2003                           $ 1.14               $ 1.11               $ 1.19
At Dec. 31, 2004                           $ 1.47               $ 1.28               $ 1.39
--------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --                   --                   --
At Dec. 31, 2002                               --                   --                   --
At Dec. 31, 2003                                1                    6                   --
At Dec. 31, 2004                               29                   73                    7
--------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --                   --                   --
At Dec. 31, 2002                               --                   --                   --
At Dec. 31, 2003                           $    1               $    6                   --
At Dec. 31, 2004                           $   43               $   93               $    9
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --                   --                   --
For the year ended Dec. 31, 2002               --                   --                   --
For the year ended Dec. 31, 2003               --                 2.31%                  --
For the year ended Dec. 31, 2004             0.45%                2.70%                0.37%
--------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --                   --                   --
For the year ended Dec. 31, 2002               --                   --                   --
For the year ended Dec. 31, 2003             0.90%                0.90%                0.90%
For the year ended Dec. 31, 2004             0.90%                0.90%                0.90%
--------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --                   --                   --
For the year ended Dec. 31, 2002               --                   --                   --
For the year ended Dec. 31, 2003            14.00%               11.00%               19.00%
For the year ended Dec. 31, 2004            28.68%               15.00%               17.14%
--------------------------------------------------------------------------------------------------

                                           PUT VT               PUT VT               PUT VT
                                      HEALTH SCIENCES,         HI YIELD,            INTL EQ,
                                          CL IB(4)               CL IB              CL IB(4)
                                      ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                              --               $ 1.01                    --
At Dec. 31, 2002                              --               $ 0.99                    --
At Dec. 31, 2003                           $1.08               $ 1.24                $ 1.16
At Dec. 31, 2004                           $1.15               $ 1.36                $ 1.34
--------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                              --                  154                    --
At Dec. 31, 2002                              --                  232                    --
At Dec. 31, 2003                               3                  427                    30
At Dec. 31, 2004                               7                  556                    46
--------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                              --               $  155                    --
At Dec. 31, 2002                              --               $  230                    --
At Dec. 31, 2003                           $   3               $  530                $   35
At Dec. 31, 2004                           $   8               $  757                $   61
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              --                 2.62%                   --
For the year ended Dec. 31, 2002              --                 9.40%                   --
For the year ended Dec. 31, 2003              --                 7.87%                   --
For the year ended Dec. 31, 2004            0.14%                7.44%                 1.39%
--------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001              --                 0.90%                   --
For the year ended Dec. 31, 2002              --                 0.90%                   --
For the year ended Dec. 31, 2003            0.90%                0.90%                 0.90%
For the year ended Dec. 31, 2004            0.90%                0.90%                 0.90%
--------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001              --                 3.06%                   --
For the year ended Dec. 31, 2002              --                (1.98%)                  --
For the year ended Dec. 31, 2003            8.00%               25.25%                16.00%
For the year ended Dec. 31, 2004            6.16%                9.55%                15.15%
--------------------------------------------------------------------------------------------------

                         IDS LIFE OF NEW YORK ACCOUNT 8

                                           PUT VT                PUT VT
                                        INTL NEW OPP,           NEW OPP,               PUT VT
                                            CL IB                 CL IA             VISTA, CL IB
                                      ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                           $  0.66               $  1.26               $  0.60
At Dec. 31, 2002                           $  0.56               $  0.87               $  0.42
At Dec. 31, 2003                           $  0.74               $  1.14               $  0.55
At Dec. 31, 2004                           $  0.83               $  1.25               $  0.64
--------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               284                13,900                   385
At Dec. 31, 2002                               574                12,828                   690
At Dec. 31, 2003                               775                12,581                   722
At Dec. 31, 2004                               857                11,509                   743
--------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $   186               $17,448               $   233
At Dec. 31, 2002                           $   322               $11,123               $   287
At Dec. 31, 2003                           $   573               $14,347               $   396
At Dec. 31, 2004                           $   713               $14,381               $   479
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                --                    --                    --
For the year ended Dec. 31, 2002              0.57%                   --                    --
For the year ended Dec. 31, 2003              0.27%                   --                    --
For the year ended Dec. 31, 2004              0.94%                   --                    --
--------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001              0.90%                 0.90%                 0.90%
For the year ended Dec. 31, 2002              0.90%                 0.90%                 0.90%
For the year ended Dec. 31, 2003              0.90%                 0.90%                 0.90%
For the year ended Dec. 31, 2004              0.90%                 0.90%                 0.90%
--------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001            (29.03%)              (30.39%)              (34.78%)
For the year ended Dec. 31, 2002            (15.15%)              (30.95%)              (30.00%)
For the year ended Dec. 31, 2003             32.14%                31.03%                30.95%
For the year ended Dec. 31, 2004             12.33%                 9.58%                17.54%
--------------------------------------------------------------------------------------------------

                                                                 STRONG
                                            ROYCE                OPP II,              THIRD AVE
                                          MICRO-CAP           ADVISOR CL(4)              VAL
                                      ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                           $  1.30                   --               $  1.24
At Dec. 31, 2002                           $  1.13                   --               $  1.09
At Dec. 31, 2003                           $  1.66               $ 1.13               $  1.54
At Dec. 31, 2004                           $  1.88               $ 1.32               $  1.84
--------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               583                   --                 1,131
At Dec. 31, 2002                             1,758                   --                 2,397
At Dec. 31, 2003                             2,483                    2                 3,110
At Dec. 31, 2004                             2,826                   24                 3,646
--------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $   761                   --               $ 1,397
At Dec. 31, 2002                           $ 1,980                   --               $ 2,621
At Dec. 31, 2003                           $ 4,133               $    3               $ 4,803
At Dec. 31, 2004                           $ 5,307               $   32               $ 6,690
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                --                   --                  0.15%
For the year ended Dec. 31, 2002                --                   --                  0.22%
For the year ended Dec. 31, 2003                --                 0.05%                 0.20%
For the year ended Dec. 31, 2004                --                   --                  0.54%
--------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001              0.90%                  --                  0.90%
For the year ended Dec. 31, 2002              0.90%                  --                  0.90%
For the year ended Dec. 31, 2003              0.90%                0.90%                 0.90%
For the year ended Dec. 31, 2004              0.90%                0.90%                 0.90%
--------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001             28.71%                  --                 12.73%
For the year ended Dec. 31, 2002            (13.08%)                 --                (12.10%)
For the year ended Dec. 31, 2003             46.90%               13.00%                41.28%
For the year ended Dec. 31, 2004             12.83%               17.02%                18.82%
--------------------------------------------------------------------------------------------------

                         IDS LIFE OF NEW YORK ACCOUNT 8

                                           WANGER                WANGER                WF ADV
                                         INTL SM CAP           U.S. SM CO          ASSET ALLOC(4)
                                      ------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                           $  0.70               $  1.15                 --
At Dec. 31, 2002                           $  0.60               $  0.95                 --
At Dec. 31, 2003                           $  0.88               $  1.35             $ 1.11
At Dec. 31, 2004                           $  1.14               $  1.58             $ 1.20
--------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               180                   239                 --
At Dec. 31, 2002                               772                 1,133                 --
At Dec. 31, 2003                             1,557                 2,194                  2
At Dec. 31, 2004                             2,345                 3,089                155
--------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                           $   126               $   276                 --
At Dec. 31, 2002                           $   462               $ 1,078                 --
At Dec. 31, 2003                           $ 1,373               $ 2,963             $    3
At Dec. 31, 2004                           $ 2,671               $ 4,891             $  186
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                --                  0.01%                --
For the year ended Dec. 31, 2002                --                    --                 --
For the year ended Dec. 31, 2003              0.24%                   --               8.59%
For the year ended Dec. 31, 2004              0.57%                   --               3.18%
--------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001              0.90%                 0.90%                --
For the year ended Dec. 31, 2002              0.90%                 0.90%                --
For the year ended Dec. 31, 2003              0.90%                 0.90%              0.90%
For the year ended Dec. 31, 2004              0.90%                 0.90%              0.90%
--------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001            (22.22%)                9.52%                --
For the year ended Dec. 31, 2002            (14.29%)              (17.39%)               --
For the year ended Dec. 31, 2003             46.67%                42.11%             11.00%
For the year ended Dec. 31, 2004             29.10%                17.27%              8.36%
--------------------------------------------------------------------------------------------------

                                           WF ADV                WF ADV
                                        INTL CORE(4)          SM CAP GRO(4)
                                      --------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                               --                   --
At Dec. 31, 2002                               --                   --
At Dec. 31, 2003                           $ 1.19               $ 1.18
At Dec. 31, 2004                           $ 1.29               $ 1.33
----------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                               --                   --
At Dec. 31, 2002                               --                   --
At Dec. 31, 2003                                8                   15
At Dec. 31, 2004                               29                   69
----------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                               --                   --
At Dec. 31, 2002                               --                   --
At Dec. 31, 2003                           $    9               $   17
At Dec. 31, 2004                           $   37               $   91
----------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001               --                   --
For the year ended Dec. 31, 2002               --                   --
For the year ended Dec. 31, 2003               --                   --
For the year ended Dec. 31, 2004             0.20%                  --
----------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001               --                   --
For the year ended Dec. 31, 2002               --                   --
For the year ended Dec. 31, 2003             0.90%                0.90%
For the year ended Dec. 31, 2004             0.90%                0.90%
----------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001               --                   --
For the year ended Dec. 31, 2002               --                   --
For the year ended Dec. 31, 2003            19.00%               18.00%
For the year ended Dec. 31, 2004             8.65%               12.75%
----------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  Operations commenced on Aug. 18, 2003.

(5)  Operations commenced on Dec. 8, 2003.

                         IDS LIFE OF NEW YORK ACCOUNT 8

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2004 and 2003, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of IDS Life Insurance Company of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, in 2004 IDS Life Insurance Company of New York adopted the provision of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" and in 2003 adopted the provisions of Financial Accounting Standards Board Interpretation No. 46 (Revised December 2003), "Consolidation of Variable Interest Entities."

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 18, 2005

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1

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

BALANCE SHEETS

December 31, (In thousands, except share amounts)                                                       2004          2003
ASSETS
Investments:
   Available-for-Sale: (Note 2)
      Fixed maturities, at fair value (amortized cost: 2004, $1,346,261; 2003, $1,290,945)         $1,398,741    $1,340,932
      Preferred and common stocks, at fair value (cost: 2004, $2,000; 2003, $2,000)                     2,082         2,070
   Mortgage loans on real estate, at cost (less reserves: 2004, $2,297; 2003, $1,498)                 166,218       158,581
   Policy loans                                                                                        30,550        29,640
------------------------------------------------------------------------------------------------------------------------------------
         Total investments                                                                          1,597,591     1,531,223

Cash and cash equivalents                                                                              25,176        13,615
Amounts recoverable from reinsurers                                                                    31,006        24,179
Amounts due from brokers                                                                                    9            12
Other accounts receivable                                                                               2,740         2,131
Accrued investment income                                                                              17,630        17,020
Deferred policy acquisition costs (Note 3)                                                            190,548       178,641
Deferred sales inducement costs (Note 4)                                                                6,186         5,716
Other assets                                                                                            5,573         5,163
Separate account assets                                                                             1,681,670     1,443,767
------------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                                              $3,558,129    $3,221,467
====================================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $1,137,105    $1,073,952
      Variable annuity guarantees                                                                       1,565            --
      Universal life-type insurance                                                                   183,305       177,458
      Traditional life insurance                                                                       20,256        20,054
      Disability income and long-term care insurance                                                  110,536        96,988
   Policy claims and other policyholders' funds                                                         5,600         4,778
   Deferred income taxes, net                                                                           3,953         2,042
   Other liabilities                                                                                   13,000        13,557
   Separate account liabilities                                                                     1,681,670     1,443,767
------------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                          3,156,990     2,832,596
------------------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value; 200,000 shares authorized, issued and outstanding                      2,000         2,000
   Additional paid-in capital                                                                          49,000        49,000
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  29,979        31,229
   Retained earnings                                                                                  320,160       306,642
------------------------------------------------------------------------------------------------------------------------------------
         Total stockholder's equity                                                                   401,139       388,871
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                         $3,558,129    $3,221,467
====================================================================================================================================

See accompanying Notes to Financial Statements.

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IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF INCOME

Years ended December 31, (In thousands)                                                 2004            2003          2002
REVENUES
Premiums:
   Traditional life insurance                                                         $  4,072       $  3,825      $  3,679
   Disability income and long-term care insurance                                       17,643         17,873        16,364
------------------------------------------------------------------------------------------------------------------------------------
      Total premiums                                                                    21,715         21,698        20,043
Net investment income                                                                   86,035         87,117        84,176
Contractholder and policyholder charges                                                 31,519         29,729        28,860
Mortality and expense risk and other fees                                               20,605         14,326        13,960
Net realized gain (loss) on investments                                                    575           (338)       (8,481)
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                            160,449        152,532       138,558
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Death and other benefits:
   Traditional life insurance                                                            2,693          3,812         3,451
   Investment contracts and universal life-type insurance                               11,541         11,885         6,433
   Disability income and long-term care insurance                                        5,264          3,598         3,801
(Decrease) increase in liabilities for future policy benefits:
   Traditional life insurance                                                             (556)          (704)         (714)
   Disability income and long-term care insurance                                        8,897         10,401        10,066
Interest credited on investment contracts and universal life-type insurance             48,403         51,823        44,910
Amortization of deferred policy acquisition costs                                       10,489          8,479        16,943
Other insurance and operating expenses                                                  17,862         17,024        12,333
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                            104,593        106,318        97,223
------------------------------------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change                                55,856         46,214        41,335
Income tax provision                                                                    18,113         15,286        14,302
------------------------------------------------------------------------------------------------------------------------------------
Income before accounting change                                                         37,743         30,928        27,033
Cumulative effect of accounting change, net of tax benefit (Note 1)                     (2,725)            --            --
------------------------------------------------------------------------------------------------------------------------------------
Net income                                                                            $ 35,018       $ 30,928      $ 27,033
====================================================================================================================================

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
3

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

Years ended December 31, (In thousands)                                                 2004            2003          2002
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                           $  35,018      $  30,928     $  27,033
Adjustments to reconcile net income to net cash provided by operating activities:
   Policy loans, excluding universal life-type insurance:
      Repayment                                                                          2,494          2,566         2,912
      Issuance                                                                          (2,554)        (2,230)       (2,430)
   Change in accrued investment income                                                      25           (707)         (945)
   Change in amounts recoverable from reinsurers                                        (6,827)        (4,112)       (4,166)
   Change in other accounts receivable                                                    (609)          (555)          925
   Change in other assets and liabilities, net                                          (2,015)        (3,438)       (4,737)
   Change in deferred policy acquisition costs, net                                    (12,891)       (15,447)      (13,383)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                    13,750         14,246        14,898
   Change in policy claims and other policyholder's funds                                  822          2,435        (4,461)
   Deferred income tax provision                                                         4,051          3,870         1,851
   Amortization of premium (accretion of discount), net                                  2,236            808          (819)
   Net realized (gain) loss on investments                                                (575)           338         8,481
   Policyholder and contractholder charges, non-cash                                   (14,266)       (14,352)      (13,394)
   Cumulative effect of accounting change, net of tax benefit (Note 1)                   2,725             --            --
------------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                                         21,384         14,350        11,765
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
   Purchases                                                                          (278,401)      (718,910)     (590,944)
   Maturities, sinking fund payments and calls                                         128,099        139,530       198,972
   Sales                                                                                92,583        488,168       215,680
Other investments, excluding policy loans:
   Purchases                                                                           (40,402)       (70,848)       (1,374)
   Sales, maturities, sinking fund payments and calls                                   31,508         24,184        14,235
Change in amounts due to and from brokers, net                                               3            (12)      (31,487)
------------------------------------------------------------------------------------------------------------------------------------
      Net cash used in investing activities                                            (66,610)      (137,888)     (194,918)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-type insurance:
   Considerations received                                                             111,916        141,822       174,235
   Surrenders and other benefits                                                       (81,182)       (61,174)      (15,299)
   Interest credited to account values                                                  48,403         51,823        44,910
Universal life-type insurance policy loans:
   Repayment                                                                             4,735          4,484         4,150
   Issuance                                                                             (5,585)        (3,908)       (4,102)
Cash dividends to IDS Life Insurance Company                                           (21,500)       (20,000)      (14,000)
------------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                                         56,787        113,047       189,894
Net increase (decrease) in cash and cash equivalents                                    11,561        (10,491)        6,741
Cash and cash equivalents at beginning of year                                          13,615         24,106        17,365
------------------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                             $  25,176      $  13,615     $  24,106
====================================================================================================================================
Supplemental disclosures:
   Income taxes paid                                                                 $  12,378      $  12,340     $  13,059
   Interest on borrowings                                                                   --            108             6

See accompanying Notes to Financial Statements.

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IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY
                                                                                               Accumulated
                                                                                                  Other
                                                                                  Additional  Comprehensive                Total
                                                                         Capital    Paid-in  Income (Loss), Retained   Stockholder's
For the three years ended December 31, 2004 (In thousands)                Stock     Capital    Net of Tax   Earnings      Equity
------------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2001, as previously reported                        $ 2,000   $49,000       $ 4,588     $260,875     $316,463
Deferred tax adjustment (Note 1)                                               --        --            --       21,806       21,806
                                                                          ----------------------------------------------------------
Balance, December 31, 2001, adjusted                                      $ 2,000   $49,000       $ 4,588     $282,681     $338,269
Comprehensive income:
   Net income                                                                  --        --            --       27,033       27,033
   Net unrealized holding gains on Available-for-Sale securities arising during the year, net of deferred policy acquisition costs
      of ($2,833) and income tax provision of ($13,606)                        --        --        25,268           --       25,268
   Reclassification adjustment for losses on Available-for-Sale securities
      included in net income, net of income tax benefit of $2,846              --        --         5,285           --        5,285
                                                                                                  -------                  ---------
   Other comprehensive income                                                  --        --        30,553           --       30,553
                                                                                                  -------                  ---------
   Comprehensive income                                                                                                      57,586
Cash dividends                                                                 --        --            --      (14,000)     (14,000)
------------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2002                                                $ 2,000   $49,000       $35,141     $295,714     $381,855
Comprehensive income:
   Net income                                                                  --        --            --       30,928       30,928
   Net unrealized holding losses on Available-for-Sale securities arising during the year, net of deferred policy acquisition costs
      of ($1,041) and income tax benefit of $2,107                             --        --        (3,911)          --       (3,911)
   Reclassification adjustment for losses on Available-for-Sale securities
      included in net income, net of income tax benefit of $nil                --        --            (1)          --           (1)
                                                                                                  -------                  ---------
   Other comprehensive income                                                  --        --        (3,912)          --       (3,912)
                                                                                                  -------                  ---------
   Comprehensive income                                                                                                      27,016
Cash dividends                                                                 --        --            --      (20,000)     (20,000)
------------------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2003                                                $ 2,000   $49,000       $31,229     $306,642     $388,871
Comprehensive income:
   Net income                                                                  --        --            --       35,018       35,018
   Net unrealized holding losses on Available-for-Sale securities arising during the year, net of income tax benefit of $32
      and net of adjustments to deferred policy acquisition costs
      of ($2,037) and deferred sales inducement costs of $391.                 --        --           (59)          --          (59)
   Reclassification adjustment for gains on Available-for-Sale securities
      included in net income, net of income tax provision of $641              --        --        (1,191)          --       (1,191)
                                                                                                  -------                  ---------
   Other comprehensive loss                                                    --        --        (1,250)          --       (1,250)
                                                                                                  -------                  ---------
   Comprehensive income                                                                                                      33,768
Cash dividends                                                                 --        --            --      (21,500)     (21,500)
------------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2004                                                $ 2,000   $49,000       $29,979     $320,160     $401,139
====================================================================================================================================

See accompanying Notes to Financial Statements.

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IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company organized under the laws of the State of New York. IDS Life of New York is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), a Minnesota corporation. IDS Life is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. IDS Life of New York serves residents of the State of New York.

IDS Life of New York's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life of New York's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life of New York has the option of paying a higher rate set at its discretion. IDS Life of New York also offers variable annuities, including the American Express Retirement Advisor Advantage Plus(R) Variable Annuity and the American Express Retirement Advisor Select Plus(R) Variable Annuity. Life insurance products currently offered by IDS Life of New York include universal life (fixed and variable, single life and joint life) single premium life and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life of New York also markets disability income insurance. Although IDS Life of New York discontinued issuance of long-term care insurance at the end of 2002, IDS Life of New York still retains risk on a block of existing contracts, 50% of which are reinsured. In May 2003, IDS Life of New York began outsourcing claims administration as well.

Under IDS Life of New York's variable life and annuity products described above, the purchaser may choose among investment options that include IDS Life of New York's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of presentation

The accompanying Financial Statements have been prepared in conformity with accounting principles generally accepted in the U.S. (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (IDS Life of New York's primary regulator), as reconciled in Note 6. Certain prior year amounts have been reclassified to conform to the current year's presentation. Additionally, IDS Life of New York recorded a $21.8 million adjustment to increase December 31, 2001 retained earnings. The adjustment resulted from a detailed review of the deferred tax asset and liability accounts whereby it was determined that IDS Life of New York did not give proper consideration to all temporary differences. The transactions that gave rise to the temporary differences primarily occurred in 2001 and prior years.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenues

Premium revenues

Premium revenues include premiums on traditional life, disability income and long-term care products. Such premiums are recognized as revenue when due.

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, structured securities, mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

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6

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Contractholder and policyholder charges

Contractholder and policyholder charges include certain charges assessed on annuities and universal and variable universal life insurance. Contractholder and policyholder charges include cost of insurance, administrative and surrender charges on annuities and universal and variable universal life insurance. Cost of insurance charges on universal and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and expense risk and other fees

Mortality and expense risk and other fees include risk fees, management and administration fees, which are generated directly and indirectly from IDS Life of New York's separate account assets. IDS Life of New York's mortality and expense risk and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized using specific identification on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Balance Sheet

Investments

Available for sale fixed maturity and equity securities

Available-for-Sale investment securities are carried at fair value on the balance sheet with unrealized gains (losses) recorded in other accumulated comprehensive income (loss) within equity, net of income tax provisions (benefits) and net of adjustments in assets and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life of New York also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices. However, IDS Life of New York's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations
(CDOs) and securitized loan trusts (SLTs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, defaults and recovery rates of the underlying investments and, as such, are subject to change.

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life of New York generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents

IDS Life of New York has defined cash equivalents to include other highly liquid investments with original maturities of 90 days or less.

--------------------------------------------------------------------------------
7

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Reinsurance

IDS Life of New York reinsures a portion of the insurance risks associated with its life and long-term care (LTC) insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. IDS Life of New York evaluates the financial condition of reinsurers to minimize exposure to significant losses from reinsurer insolvencies. IDS Life of New York remains primarily liable as the direct insurer on all risks reinsured.

Generally, IDS Life of New York reinsures 90% of the death benefit liability related to variable universal and term life insurance products. IDS Life of New York typically retains, and is at risk for at most, 10% of each policy's death benefit from the first dollar of coverage for new sales. IDS Life of New York began reinsuring risks at this level during 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. The maximum amount of life insurance risk retained by IDS Life of New York is normally $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies issued after 1995, IDS Life of New York retained 50% of the risk and ceded the remaining 50% of the risk to General Electric Capital Assurance Company of New York. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on recent term life and LTC policies is reinsured on a coinsurance basis.

IDS Life of New York retains all risk for new claims on disability income contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. IDS Life of New York also retains all accidental death benefit and waiver of premium risk.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life and health insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life of New York's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality and morbidity rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. Management monitors other principle DAC assumptions, such as persistency, mortality and morbidity rates, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization while a decrease in amortization percentage will result in a decrease in DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can either be positive or negative in any particular period and is reflected in the period in which such changes are made.

Deferred sales inducement costs

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

Separate account assets and liabilities

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. IDS Life of New York receives fund administrative fees, mortality and expense risk fees, minimum death benefit guarantee fees and cost of insurance charges from the related accounts. IDS Life of New York's major sources of revenue from variable annuities it sells are mortality and expense risk and other fees.

--------------------------------------------------------------------------------
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

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

IDS Life of New York provides contractual mortality assurances to variable annuity contractholders that the net assets of separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life of New York makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life of New York also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life of New York guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums. IDS Life of New York also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as the minimum premium payments are made.

Liabilities for future policy benefits

Fixed annuities and variable annuity guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life of New York contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value.

Effective January 1, 2004, liabilities for these variable annuity death benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed. See Application of Recent Accounting Standards section below for further discussion on SOP 03-1.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2004, depending on year of issue, with an average rate of approximately 6.2% at December 31, 2004.

Life and health policies

Liabilities for life insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For disability income and long-term care claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have occurred but have not been reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.

Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross premium payments, credited interest, and fund performance less withdrawals and mortality and expense risk charges.

Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on Company experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2004, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated discount rates for disability income policy reserves at December 31, 2004 are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for long-term care policy reserves at December 31, 2004 are currently 5.9% grading up to 8.9% over 30 years.

--------------------------------------------------------------------------------
9
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IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Claim reserves are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 3% to 8% at December 31, 2004, with an average rate of approximately 5.2% at December 31, 2004. IDS Life of New York issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

Income taxes

IDS Life of New York's taxable income is included in the consolidated federal income tax return of American Express Company. IDS Life of New York provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Application of recent accounting standards

In June 2004, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1, raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on IDS Life of New York's financial condition or results of operations. See Note 4 and below for further discussion of SOP 03-1.

In July 2003, the American Institute of Certified Public Accountants (AICPA) issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any deferred sales inducement costs associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced the first quarter 2004 results by $2.7 million ($4.2 million pretax). The cumulative effect of accounting change consisted of:
(i) $2.0 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($1.8 million) and from considering these liabilities in valuing DAC and deferred sales inducement costs associated with those contracts ($0.2 million) and (ii) $2.2 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits ($2.8 million) and from considering these liabilities in valuing DAC associated with those contracts ($0.6 million offset). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits amounted to $2.8 million (of which $1.8 million was part of the adoption charge discussed earlier) as compared to amounts expensed in 2003 and 2002 of $1.8 million and $1.0 million, respectively. IDS Life of New York's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement. See
Note 4 for a further discussion regarding SOP 03-1.

The AICPA released a series of technical practice aids (TPAs) in September 2004 which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on IDS Life of New York's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary which means that it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

--------------------------------------------------------------------------------
10

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The entities considered VIE's under FIN 46 include SLTs for which IDS Life of New York has an 8% ownership interest in each of two SLT structures which are in the process of being liquidated as of December 31, 2004. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. However, IDS Life of New York is not required to consolidate the SLTs as it is not the primary beneficiary. As of December 31, 2004, IDS Life of New York's pro rata interest in the underlying portfolio consists of $82.7 million in high-yield loans which have a market value of $83.2 million. IDS Life of New York's maximum exposure to loss as a result of its investments in SLT's is represented by the carrying value which is $22.6 million.

In November 2003, the FASB ratified a consensus on the disclosure provisions of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (EITF 03-1). IDS Life of New York complied with the disclosure provisions of this rule in Note 3 to the Financial Statements for the year ended December 31, 2003. In March 2004, the FASB reached a consensus regarding the application of a three-step impairment model to determine whether investments accounted for in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," and other cost method investments are other-than-temporarily impaired. However, with the issuance of FSP EITF 03-1-1 on September 30, 2004, the provisions of the consensus relating to the measurement and recognition of other-than-temporary impairments were deferred pending further clarification from the FASB. The remaining provisions of this rule, which primarily relate to disclosure requirements, are required to be applied prospectively to all current and future investments accounted for in accordance with SFAS No. 115 and other cost method investments. IDS Life of New York will evaluate the potential impact of EITF 03-1 after the FASB completes its reassessment.

2. INVESTMENTS

Available for sale investments

Investments classified as Available-for-Sale at December 31, 2004 are distributed by type as presented below:

                                                                                        Gross           Gross
                                                                         Amortized   Unrealized      Unrealized       Fair
(Thousands)                                                                 Cost        Gains           Losses        Value
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate bonds and obligations                                    $  712,769       $33,335        $(1,686)   $  744,418
   Mortgage and asset-backed securities                                  393,336        11,098           (530)      403,904
   Foreign corporates, government bonds and obligations                  175,381        11,442           (592)      186,231
   Structured investments(a)                                              40,333            --           (558)       39,775
   State and municipal obligations                                         5,995            28           (159)        5,864
   U.S. Government agency obligations                                     18,447           142            (40)       18,549
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                                        1,346,261        56,045         (3,565)    1,398,741
Preferred and common stocks                                                2,000            82             --         2,082
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                 $1,348,261       $56,127        $(3,565)   $1,400,823
====================================================================================================================================

(a) Includes unconsolidated CDOs and SLTs.

Investments classified as Available-for-Sale at December 31, 2003 are distributed by type as presented below:

                                                                                        Gross           Gross
                                                                         Amortized   Unrealized      Unrealized       Fair
(Thousands)                                                                 Cost        Gains           Losses        Value
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate bonds and obligations                                    $  670,575       $35,469        $(2,792)   $  703,252
   Mortgage and asset-backed securities                                  405,743        13,064           (578)      418,229
   Foreign corporates, government bonds and obligations                  143,875         8,919         (1,142)      151,652
   Structured investments(a)                                              59,331            --           (919)       58,412
   State and municipal obligations                                         5,995            30           (192)        5,833
   U.S. Government agency obligations                                      3,426           128             --         3,554
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                                        1,288,945        57,610         (5,623)    1,340,932
Preferred and common stocks                                                2,000            70             --         2,070
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                 $1,290,945       $57,680        $(5,623)   $1,343,002
====================================================================================================================================

(a) Includes unconsolidated CDOs and SLTs.

--------------------------------------------------------------------------------
11

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(Thousands)                                               Less than 12 months       12 months or more             Total
------------------------------------------------------------------------------------------------------------------------------------
                                                          Fair     Unrealized       Fair    Unrealized      Fair    Unrealized
Description of securities:                                Value      Losses         Value     Losses        Value     Losses
------------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                               $110,355   $  (815)       $29,451   $  (871)     $139,806   $(1,686)
Mortgage and other asset-backed securities                43,776      (486)         5,607       (44)       49,383      (530)
State and municipal obligations                               --        --          3,843      (159)        3,843      (159)
Structured investments                                        --        --         17,165      (558)       17,165      (558)
U.S. Government agencies                                   4,944       (40)            --        --         4,944       (40)
Foreign corporate debt securities                         29,093      (245)        21,196      (304)       50,289      (549)
Foreign government bonds and obligations                      97        (3)           767       (40)          864       (43)
------------------------------------------------------------------------------------------------------------------------------------
Total                                                   $188,265   $(1,589)       $78,029   $(1,976)     $266,294   $(3,565)
====================================================================================================================================

In evaluating potential other-than-temporary impairments, IDS Life of New York considers the extent to which amortized costs exceeds fair value and the duration and size of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to cost as of December 31, 2004:

(Millions, except
number of securities)         Less than 12 months                  12 months or more                         Total
------------------------------------------------------------------------------------------------------------------------------------
                                               Gross                              Gross                               Gross
Ratio of Fair Value    Number of             Unrealized   Number of             Unrealized    Number of             Unrealized
to Amortized Cost      Securities Fair Value    Losses    Securities Fair Value   Losses      Securities Fair Value   Losses
------------------------------------------------------------------------------------------------------------------------------------
95% - 100%                 95        $188       $(2)           26        $78       $ (2)         121         $266      $ (4)
90% - 95%                  --          --        --            --         --         --           --           --        --
80% - 90%                  --          --        --             1         --         --            1           --        --
Less than 80%               1          --        --            --         --         --            1           --        --
------------------------------------------------------------------------------------------------------------------------------------
Total                      96        $188       $(2)           27        $78       $ (2)         123         $266      $ (4)
------------------------------------------------------------------------------------------------------------------------------------

Substantially all of the gross unrealized losses on the securities are attributable to changes in interest rates. Credit spreads and specific credit events associated with individual issuers can also cause unrealized losses although these impacts are not significant as of December 31, 2004. As noted in the table above, the unrealized loss relates to securities that have a fair value to cost ratio of 95% or above resulting in an overall 99% ratio of fair value to cost for all securities with an unrealized loss. The holding with the largest unrealized loss relates to the retained interest in a CDO securitization trust which has $0.6 million of the $2.0 million in unrealized losses for securities with an unrealized loss for twelve months or more and a fair value to cost ratio in the 95-100% category. With regard to this security, IDS Life of New York estimates future cash flows through maturity (2014) on a quarterly basis using judgment as to the amount and timing of cash payments and defaults and recovery rates of the underlying investments. These cash flows support full recovery of IDS Life of New York's carrying value related to the retained interest in the CDO securitization trust as of December 31, 2004. The remaining unrealized losses in the other categories are not concentrated in any individual industries or with any individual securities.

IDS Life of New York monitors the investments and metrics discussed above on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding IDS Life of New York's policy for determining when an investment's decline in value is other-than-temporary. Additionally, IDS Life of New York has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2004.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification for realized (gains) losses) and (iii) other items primarily consisting of adjustments in assets and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized immediately.

--------------------------------------------------------------------------------
12
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IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following is a distribution of investments classified as Available-for-Sale securities by maturity as of December 31, 2004:

                                                         Amortized       Fair
(Thousands)                                                 Cost        Value
--------------------------------------------------------------------------------
Due within 1 year                                     $   26,486    $   28,482
Due after 1 year through 5 years                         143,528       150,620
Due after 5 years through 10 years                       649,942       677,348
Due after 10 years                                        92,636        98,612
--------------------------------------------------------------------------------
                                                         912,592       955,062
Mortgage and asset-backed securities                     393,336       403,904
Structured investment                                     40,333        39,775
Preferred and common stocks                                2,000         2,082
--------------------------------------------------------------------------------
Total                                                 $1,348,261    $1,400,823
================================================================================

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as preferred and common stocks, were not included in the maturities distribution.

At December 31, 2004 and 2003, bonds carried at $293 thousand and $295 thousand, respectively, were on deposit with the State of New York as required by law.

At December 31, 2004 and 2003, fixed maturity securities comprised approximately 89 percent of IDS Life of New York's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $63 million and $72 million of securities at December 31, 2004 and 2003, which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities (excluding net unrealized appreciation and depreciation) are presented using S&P's convention and if the two agency's ratings differ, the lower rating is used. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                      2004          2003
--------------------------------------------------------------------------------
AAA                                                          32%           34%
AA                                                            3             2
A                                                            25            24
BBB                                                          31            31
Below investment grade                                        9             9
--------------------------------------------------------------------------------
   Total                                                    100%          100%
--------------------------------------------------------------------------------

At December 31, 2004 and 2003, approximately 51 percent and 89 percent, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                                 2004           2003          2002
--------------------------------------------------------------------------------
Sales                                    $ 92,583       $488,168      $215,680
Maturities                               $128,099       $139,530      $198,972
Purchases                                $278,401       $718,910      $590,944
--------------------------------------------------------------------------------

Included in net realized gains and losses are gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale as noted in the following table for the years ended December 31:

(Thousands)                                 2004           2003          2002
--------------------------------------------------------------------------------
Gross realized gains from sales            $2,224        $15,397       $ 7,129
Gross realized losses from sales           $ (392)       $(8,271)      $(6,779)
Other-than-temporary impairments           $   --        $(7,125)      $(8,482)
--------------------------------------------------------------------------------

As of December 31, 2004, IDS Life of New York's structured investments, which are classified as Available-for-Sale, include interests in CDOs. CDOs are investments backed by high-yield bonds or loans and are not readily marketable. IDS Life of New York invested in CDOs as part of its overall investment strategy in order to offer competitive rates to insurance and annuity contractholders.

During 2001, IDS Life of New York placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $22.0 million, into a securitization trust. In return, IDS Life of New York received $2.9 million in cash (excluding transaction expense) relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $19.1 million. As of December 31, 2004, the retained interests had a carrying value of $17.2 million, of which $12.7 million is considered investment grade and are accounted for in accordance with EITF Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." One of the results of this transaction is that increases and decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.
--------------------------------------------------------------------------------
13
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IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Mortgage loans on real estate

Mortgage loans are first mortgages on real estate. IDS Life of New York holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2004 and 2003 was not material.

The following is a summary of mortgage loans on real estate at December 31:

(Thousands)                                                2004           2003
--------------------------------------------------------------------------------
Mortgage loans on real estate                           $168,515      $160,079
Mortgage loans on real estate reserves                     2,297         1,498
--------------------------------------------------------------------------------
Net mortgage loans                                      $166,218      $158,581
--------------------------------------------------------------------------------

At December 31, 2004 and 2003, IDS Life of New York's recorded investment in impaired mortgage loans on real estate was $nil. During 2004 and 2003, the average recorded investment in impaired mortgage loans on real estate was $nil and $295 thousand, respectively. IDS Life of New York recognized $nil of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2004, 2003 and 2002, respectively.

The balances of and changes in the total reserve for mortgage loan losses as of and for the years ended December 31, are as follows:

(Thousands)                                 2004           2003          2002
--------------------------------------------------------------------------------
Balance, January 1                         $1,498         $1,157          $805
Provision for mortgage loan losses            799            341           352
--------------------------------------------------------------------------------
Balance, December 31                       $2,297         $1,498        $1,157
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                December 31, 2004         December 31, 2003
--------------------------------------------------------------------------------
(Thousands)                  On Balance     Funding     On Balance    Funding
Region                          Sheet     Commitments      Sheet    Commitments
--------------------------------------------------------------------------------
West North Central            $ 12,728        $--       $ 12,728       $ 3,850
East North Central              42,084         --         38,402         5,575
South Atlantic                  18,637         --         23,313            --
Middle Atlantic                 21,738         --         11,941         2,800
Pacific                         20,527         --         26,213            --
Mountain                        32,093         --         29,395         2,700
New England                     10,496         --          7,272            --
West South Central               3,874         --          3,861           100
East South Central               6,338         --          6,954            --
--------------------------------------------------------------------------------
                               168,515         --        160,079        15,025
Less reserves for losses         2,297         --          1,498            --
--------------------------------------------------------------------------------
Total                         $166,218        $--       $158,581       $15,025
================================================================================

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                  December 31, 2004           December 31, 2003
--------------------------------------------------------------------------------
(Thousands)                  On Balance     Funding     On Balance    Funding
Property type                   Sheet     Commitments      Sheet    Commitments
--------------------------------------------------------------------------------
Apartments                    $ 34,608        $--       $ 42,719       $ 2,100
Department/retail stores        48,035         --         39,426         9,350
Office buildings                42,695         --         32,303         3,575
Industrial buildings            25,880         --         25,897            --
Nursing/retirement                  --         --          3,525            --
Mixed Use                        1,355         --          1,394            --
Hotels/Motels                    5,516         --          2,994            --
Other                            3,627         --          3,700            --
Medical buildings                6,799         --          8,121            --
--------------------------------------------------------------------------------
                               168,515         --        160,079        15,025
Less reserves for losses         2,297         --          1,498            --
--------------------------------------------------------------------------------
Total                         $166,218        $--       $158,581       $15,025
================================================================================

--------------------------------------------------------------------------------
14

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------
Income on fixed maturity securities                                                    $73,139        $76,491       $71,665
Income on mortgage loans on real estate                                                 10,535          8,830         9,483
Other investments                                                                        3,850          3,272         3,890
------------------------------------------------------------------------------------------------------------------------------
                                                                                        87,524         88,593        85,038
Less investment expenses                                                                 1,489          1,476           862
------------------------------------------------------------------------------------------------------------------------------
Total                                                                                  $86,035        $87,117       $84,176
==============================================================================================================================

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------
Fixed maturities                                                                       $ 1,832          $   1       $(8,132)
Mortgage loans on real estate                                                           (1,256)          (341)         (352)
Other                                                                                       (1)             2             3
------------------------------------------------------------------------------------------------------------------------------
Total                                                                                  $   575          $(338)      $(8,481)
==============================================================================================================================

3. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, were:

(Thousands)                                                                              2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------
Balance, January 1,                                                                   $178,641       $164,234      $153,684
SOP 03-1 adoption impact                                                                   (14)            --            --
Capitalization of expenses                                                              24,447         23,927        30,327
Amortization                                                                           (10,489)        (8,479)      (16,944)
Change in unrealized investment gains and losses                                        (2,037)        (1,041)       (2,833)
------------------------------------------------------------------------------------------------------------------------------
Balance, December 31,                                                                 $190,548       $178,641      $164,234
==============================================================================================================================

4. VARIABLE ANNUITY GUARANTEES AND SALES INDUCEMENT COSTS

The majority of the variable annuity contracts offered by IDS Life of New York contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life of New York has established additional liabilities for these variable annuity death benefits under SOP 03-1. IDS Life of New York has not established additional liabilities for other insurance or annuitization guarantees for which the risk is currently immaterial.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits, IDS Life of New York projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

--------------------------------------------------------------------------------
15

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following provides summary information related to variable annuity contracts for which IDS Life of New York has established additional liabilities for death benefits as of December 31:

---------------------------------------------------------------------------------------------------------------------------
Variable Annuity GMDB by Benefit Type                                                                2004             2003
(Dollar amounts in millions)
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium     Total Contract Value                      $   77.6         $   79.9
                                                        Contract Value in Separate Accounts       $   51.0         $   53.4
                                                        Net Amount at Risk*                       $    0.7         $    0.1
                                                        Weighted Average Attained Age                   58               58
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Six Year Reset        Total Contract Value                      $1,621.4         $1,451.2
                                                        Contract Value in Separate Accounts       $1,325.7         $1,181.9
                                                        Net Amount at Risk*                       $   73.8         $  120.9
                                                        Weighted Average Attained Age                   60               60
---------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet      Total Contract Value                      $   66.3         $   43.0
                                                        Contract Value in Separate Accounts       $   56.1         $   34.3
                                                        Net Amount at Risk*                       $     --         $     --
                                                        Weighted Average Attained Age                   57               57
---------------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                               Total Contract Value                      $    3.0         $    0.1
                                                        Contract Value in Separate Accounts       $    1.3         $     --
                                                        Net Amount at Risk*                       $     --         $     --
                                                        Weighted Average Attained Age                   64               64
---------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB, and assumes the actuarially remote scenario that all claims become payable on the same day.

---------------------------------------------------------------------------------------------------------------------------
Additional Liabilities and Incurred Benefits                                                          GMDB
---------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2004                Liability balance at January 1                    $1.8
                                                    Reported claims                                   $1.2
                                                    Liability balance at December 31                  $1.6
                                                    Incurred claims (reported + change in liability)  $1.0
---------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contract holder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

Sales inducement costs consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. Deferred sales inducement costs were $6.2 million and $5.7 million at December 31, 2004 and 2003, respectively. These costs were previously included in DAC and were reclassified as part of the adoption of SOP 03-1. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. IDS Life of New York capitalized $1.7 million and $2.2 million for the years ended December 31, 2004 and 2003, respectively. IDS Life of New York amortized $0.9 million and $0.6 million for the years ended December 31, 2004 and 2003, respectively.

5. INCOME TAXES

IDS Life of New York qualifies as a life insurance company for federal income tax purposes. As such, IDS Life of New York is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision included in the Statements of Income for the years ended December 31 were as follows:

(Thousands)                                                                              2004           2003          2002
--------------------------------------------------------------------------------------------------------------------------------
Federal income taxes:
   Current                                                                             $12,716        $10,056       $11,383
   Deferred                                                                              2,583          3,870         1,851
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        15,299         13,926        13,234
State income taxes-current                                                               1,347          1,360         1,068
--------------------------------------------------------------------------------------------------------------------------------
Income tax provision including accounting change                                       $16,646        $15,286       $14,302
================================================================================================================================

--------------------------------------------------------------------------------
16

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

A reconciliation of the expected federal income tax provision using the U.S. federal statutory rate of 35% to IDS Life of New York's actual income tax provision for the years ended December 31 were as follows:

(Thousands)                                                        2004                   2003                    2002
--------------------------------------------------------------------------------------------------------------------------------
Combined tax at U.S.statutory rate                         $18,083     35.0%       $16,175     35.0%       $14,467     35.0%
Tax-exempt interest and dividend income                     (1,260)    (2.5)          (803)    (1.7)          (230)    (0.6)
State income taxes, net of federal benefit                     875      1.7            884      1.9            694      1.7
All other                                                   (1,052)    (2.0)          (970)    (2.1)          (629)    (1.5)
--------------------------------------------------------------------------------------------------------------------------------
Income tax provision before accounting change              $16,646     32.2%       $15,286     33.1%       $14,302     34.6%
================================================================================================================================

A portion of IDS Life of New York's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account". At December 31, 2004, IDS Life of New York had a policyholders' surplus account balance of $798 thousand. The American Jobs Creation Act of 2004, which was enacted on October 22, 2004, provided a two-year suspension of the tax on policyholders' surplus account distribution. IDS Life of New York is evaluating making distributions which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders' surplus account and/or if IDS Life of New York is liquidated. Deferred taxes of $279 thousand have not been established because no distributions of such amounts are contemplated.

Deferred income tax provision (benefit) results from differences between assets and liabilities measured for financial reporting and for income tax return purposes. The significant components of IDS Life of New York's deferred tax assets and liabilities as of December 31, 2004 and 2003 are reflected in the following table:

(Thousands)                                                                                             2004          2003
----------------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Policy reserves                                                                                    $59,186      $ 55,640
   Other investments                                                                                    9,087        12,388
   Other                                                                                                2,463            --
----------------------------------------------------------------------------------------------------------------------------------
Total deferred income tax assets                                                                       70,736        68,028
----------------------------------------------------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                                                                   56,270        53,251
   Deferred taxes related to net unrealized securities gains                                           18,397        16,819
   Other                                                                                                   22            --
----------------------------------------------------------------------------------------------------------------------------------
Total deferred income tax liabilities                                                                  74,689        70,070
----------------------------------------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                                                   $(3,953)      $(2,042)
==================================================================================================================================

IDS Life of New York is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that IDS Life of New York will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

6. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to IDS Life are limited to IDS Life of New York's surplus as determined in accordance with accounting practices prescribed by the State of New York. IDS Life of New York's statutory unassigned surplus aggregated $174.8 million and $166.4 million as of December 31, 2004 and 2003, respectively. Dividends in excess of $22.5 million would require approval of the Department of Insurance of the State of New York.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------------
Statutory net income                                                                  $ 34,718       $ 25,295      $ 13,053
Statutory capital and surplus                                                          227,022        218,649       212,901

--------------------------------------------------------------------------------
17

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

7. RELATED PARTY TRANSACTIONS

IDS Life of New York participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life of New York's share of the total net periodic pension cost was $47 thousand, $30 thousand, and $30 thousand in 2004, 2003, and 2002, respectively.

IDS Life of New York also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2004, 2003, and 2002 were $170 thousand, $145 thousand, and $127 thousand, respectively.

IDS Life of New York participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. Costs of these plans charged to operations in 2004, 2003, and 2002 were $nil.

IDS Life of New York has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2004, 2003, and 2002, which are calculated on the basis of commission earnings of the individual financial advisors, were $148 thousand, $468 thousand, and $199 thousand, respectively. Such costs are included in deferred policy acquisition costs.

IDS Life of New York maintains a "Persistency Payment Plan". Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2004, 2003, and 2002 were $nil. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services, technology support and other services aggregated $17.8 million, $17.6 million, and $23.2 million, for 2004, 2003, and 2002, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life of New York may not be reflective of expenses that would have been incurred by IDS Life of New York on a stand-alone basis.

Included in other liabilities at December 31, 2004 and 2003 are payables of $2.6 million and $1.2 million respectively, to IDS Life for federal income taxes.

8. LINES OF CREDIT

IDS Life of New York has an available line of credit with AEFC of $25 million. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2004 or 2003.

9. REINSURANCE

At December 31, 2004, 2003, and 2002, traditional life and universal life insurance in force aggregated $8.3 billion, $7.5 billion and $7.0 billion, respectively, of which $2.7 billion, $1.9 billion, and $1.1 billion, was reinsured at the respective year-ends. IDS Life of New York also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $7.3 million, $6.3 million, and $6.6 million and reinsurance recovered from reinsurers amounted to $1.8 million, $131 thousand, and $511 thousand, for the years ended December 31, 2004, 2003, and 2002, respectively. Reinsurance contracts do not relieve IDS Life of New York from its primary obligation to policyholders. As of December 31, 2004, life insurance inforce was reported on a statutory basis, which is reflective of accumulation values.

--------------------------------------------------------------------------------
18

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, DAC and deferred sales inducement costs are specifically excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments". The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2004 and 2003 and require management judgment. These figures may not be indicative of their future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life of New York, therefore, cannot be estimated by aggregating the amounts presented. The following table discloses fair value information for financial instruments as of December 31:

                                                                                   2004                         2003
---------------------------------------------------------------------------------------------------------------------------------
                                                                          Carrying       Fair           Carrying      Fair
(Thousands)                                                                Amount        Value           Amount       Value
---------------------------------------------------------------------------------------------------------------------------------
Financial Assets
Investments                                                             $1,400,823  $1,400,823        $1,343,002 $1,343,002
Mortgage loans on real estate                                              166,218     173,426           158,581    166,091
Cash and cash equivalents                                                   25,176      25,176            13,615     13,615
Separate account assets                                                  1,681,670   1,681,670         1,443,767  1,443,767

Financial Liabilities
Fixed annuities                                                         $1,035,400  $1,003,055        $  971,122 $  932,821
Separate account liabilities                                             1,448,609   1,396,660         1,246,413  1,201,081
---------------------------------------------------------------------------------------------------------------------------------

The following methods were used to estimate the fair values of financial assets and financial liabilities.

Financial assets

Generally, investments are carried at fair value on the Balance Sheets. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are recognized when management determines that a decline in value is other-than-temporary. See Note 2 for carrying value and fair value information regarding investments.

For variable rate loans that reprice within a year where there has been no significant change in counterparties' creditworthiness, fair values approximate carrying value.

The fair values (mortgage loans on real estate), except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans on collateral values.

Separate account assets are carried at fair value on the Balance Sheets.

The carrying values of cash and cash equivalents approximate fair value due to the short-term nature of these investments.

Financial liabilities

The fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges and loans. For annuities in payout status, fair value is estimated using discounted cash flows, based on current interest rates. The fair value of these reserves excludes life insurance related elements of $97.4 million and $98.4 million at December 31, 2004 and 2003, respectively.

The fair values of separate account liabilities, after excluding life insurance-related elements of $233.1 million and $197.4 million at December 31, 2004 and 2003, respectively, are estimated as the accumulated value less applicable surrender charges.

--------------------------------------------------------------------------------
19

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

11. COMMITMENTS AND CONTINGENCIES

At December 31, 2004 and 2003, IDS Life of New York had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and several state attorneys general have brought proceedings challenging several mutual fund and variable account financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements and inappropriate sales of B shares. IDS Life Insurance Company of New York has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life of New York is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life of New York believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on IDS Life's of New York financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life of New York's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years and in February of 2005 began the exam of the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on IDS Life of New York's financial position as a result of these audits.

12. SUBSEQUENT EVENTS

On February 1, 2005, the American Express Company announced plans to pursue a tax-free spin-off of the common stock of American Express Company's AEFC unit through a special dividend to American Express common shareholders. The final transaction, which is subject to certain conditions including receipt of a favorable tax ruling and approval by American Express Company's Board of Directors, is expected to close in the third quarter of 2005.

Also, on February 1, 2005, A.M. Best placed IDS Life of New York's financial strength rating of "A+" under review with negative implications, Moody's affirmed IDS Life of New York's financial strength rating at "Aa3" and Fitch lowered IDS Life of New York's financial strength rating to "AA-" and placed them on "Rating Watch Negative" following American Express Company's announcement that it intends to spin-off its full ownership of AEFC, the holding company for IDS Life of New York. In connection with the spin-off, American Express Company intends to provide additional capital to IDS Life of New York to confirm its current financial strength ratings.

--------------------------------------------------------------------------------
20

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

13. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                                    $  35,018      $  30,928     $  27,033
Deferred policy acquisition costs                                                       (8,660)       (16,185)      (14,624)
Adjustments of future policy benefit liabilities                                        (3,933)         5,849         8,845
Deferred income tax expense                                                              4,051          3,870         1,851
Provision for losses on investments                                                        800            341           352
Interest maintenance reserves gain/loss transfer and amortization                         (453)        (5,343)       (2,178)
Adjustment to separate account reserves                                                  4,221          6,779        (7,940)
Other, net                                                                               3,675           (944)         (286)
----------------------------------------------------------------------------------------------------------------------------------
Statutory-basis net income                                                           $  34,718      $  25,295     $  13,053
==================================================================================================================================

(Thousands)                                                                              2004           2003          2002
----------------------------------------------------------------------------------------------------------------------------------
Stockholder's equity, per accompanying financial statements                          $ 401,139      $ 388,871     $ 381,855
Deferred policy acquisition costs                                                     (190,548)      (178,641)     (164,234)
Deferred sales inducements                                                              (6,186)        (5,716)       (4,137)
Adjustments of future policy benefit liabilities                                        41,458         31,857        21,826
Deferred income tax liabilities                                                         58,467         59,129        58,381
Asset valuation reserve                                                                (11,133)        (7,349)       (8,112)
Adjustments of separate account liabilities                                             60,737         56,516        49,737
Adjustments of investments to amortized cost                                           (52,563)       (52,048)      (57,035)
Premiums due, deferred and in advance                                                    1,063          1,187         1,317
Deferred revenue liability                                                               4,457          4,584         4,901
Reserves for mortgage loan losses                                                        2,298          1,498         1,157
Non-admitted assets                                                                    (49,031)       (54,071)      (53,448)
Interest maintenance reserve                                                            (5,459)        (5,007)          337
Reinsurance ceded reserves                                                             (29,025)       (22,084)      (18,151)
Other, net                                                                               1,348            (77)       (1,493)
----------------------------------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                                  $ 227,022      $ 218,649     $ 212,901
==================================================================================================================================

--------------------------------------------------------------------------------
21

                                                                S-6379 A (10/05)

                     PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11 , File No. 33-15290 is incorporated herein by reference.

(a)(2) Consent in writing to establish additional subaccounts filed electronically as Exhibit 10 to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(b)       Not applicable.

(c)(1) Form of Explanation of New York Sales Agreement filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(2) Form of Personal Financial Planner's Agreement with IDS Financial Services Inc. filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(3) Form of Personal Financial Planner's Agreement with IDS Life Insurance Company of New York filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(4) Form of Field Trainer's Rider to Personal Financial Planner's Agreement filed electronically as an Exhibit to Amendment No. 3 to the
          Registration   Statement  to  Form  N-8B-2,   File  No.  811-05213  is
          incorporated by reference.

(c)(5) Form of District Manager's Rider to Personal Financial Planner's Agreement filed electronically as an Exhibit to Amendment No. 3 to the
          Registration   Statement  to  Form  N-8B-2,   File  No.  811-05213  is
          incorporated by reference.

(c)(6) Form of New York District Manager - Insurance Rider to Personal Financial Planner Agreement filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(7) Form of Division Manager's Agreement with IDS Financial Services Inc. filed electronically as an Exhibit to Amendment No. 3 to the
          Registration   Statement  to  Form  N-8B-2,   File  No.  811-05213  is
          incorporated by reference.

(c)(8) Form of New York Division Manager - Insurance Rider to Division Manager's Agreement with IDS Financial Services Inc. filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(9) Form of Field President Agreement with American Express Financial Advisors Inc. filed electronically as an Exhibit to Amendment No. 4 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(10) Form of Recruiting and Training Manager License Agreement with IDS Life Insurance Company of New York filed electronically as an Exhibit to Amendment No. 4 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(11)   Form of  Group  Vice  President  Agreement  with  American  Express
          Financial  Advisors  Inc.  filed   electronically  as  an  Exhibit  to
          Amendment No. 4 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(12) Form of IDS Paraplanner License Agreement with IDS Life Insurance Company of New York filed electronically as an Exhibit to Amendment No. 4 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (VUL3-NY) filed electronically as Exhibit 1.A. (5)(a) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(2)    Flexible Premium Variable Life Insurance Policy Endorsement
          (VUL IV-NY) filed electronically as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 7 to the Registration Statement
          No. 333-44644 is incorporated herein by reference.

(d)(3) Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit 1.A. (5)(b) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(4) Accidental Death Benefit Rider filed electronically as Exhibit 1.A.(5)(c) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(5) Other Insured Rider filed electronically as Exhibit 1.A. (5)(d) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(6)    Children's Term Insurance Rider filed electronically as Exhibit 1.A.
          (5)(e) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(7)    Automatic Increase Benefit Rider filed electronically as Exhibit
          1.A. (5)(f) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(8) Copy of Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit (d)(8) to Post-Effective Amendment No. 9 to Registration Statement No. 333-44644 and is incorporated herein by reference.

(d)(9) Copy of Waiver of Premium Rider for Total Disability filed electronically as Exhibit (d)(9) to Post-Effective Amendment No. 9 to Registration Statement No. 333-44644 and is incorporated herein by reference.

(e)(1) Application form for the Flexible Premium Variable Life Insurance Policy filed electronically as an Exhibit to Amendment No. 4 to the
          Registration   Statement  to  Form  N-8B-2,   File  No.  811-05213  is
          incorporated by reference.

(f)(1) Certificate of Incorporation of IDS Life Insurance Company of New York, dated July 23, 1957 filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(f)(2) Amended By-Laws of IDS Life Insurance Company of New York filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(f)(3) Copy of Amended and Restated By-Laws of IDS Life Insurance Company of New York, filed electronically as Exhibit 6.3 to Post-Effective
          Amendment  No.  8  to   Registration   Statement   No.   333-91691  is
          incorporated herein by reference.

(h)(1)    Copy of Participation Agreement dated October 7, 1996 between IDS
          Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement by and among IDS Life Insurance Company of New York, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 8 to Registration Statement No. 333-91691, is incorporated herein by reference.

(h)(3) Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(4) Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company of New York, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(5)    Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated October 7, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit
          8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999, filed electronically as Exhibit
          8.13 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(i)       Not applicable

(j)       Not applicable

(k)       Consent and Opinion of Counsel is filed electronically herewith.

(l)       Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
          Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for VUL III-NY filed electronically as Exhibit (m)(1) to Registrant's Form N-6 with Post-Effective Amendment No. 13 to Registration Statement No. 333-44644 and is incorporated herein by reference.

(m)(2) Calculations of Illustrations for VUL IV-NY/VUL IV ES-NY filed electronically as Exhibit (m)(2) to Registrant's Form N-6 with Post-Effective Amendment No. 13 to Registration Statement No. 333-44644 and is incorporated herein by reference.

(m)(3) Calculations of Illustrations for VUL IV-NY/VUL IV ES-NY 2005 Revisions filed electronically as Exhibit (m)(3) to Registrant's Form N-6 with Post-Effective Amendment No. 17 to Registration Statement No. 333-44644 and is incorporated herein by reference.

(n)(1) Consent of Independent Registered Public Accounting Firm for VUL IV-NY/VUL IV ES-NY is filed electronically herewith.

(n)(2) Consent of Independent Registered Public Accounting Firm for VUL III-NY is filed electronically herewith.

(o)(1)    Not applicable.

(p)(1)    Not applicable.

(q)(1) IDS Life Insurance Company of New York's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated April 13, 2005 filed electronically as Exhibit (r)(1) to Registrant's Form N-6 with Post-Effective Amendment No. 13 to Registration Statement No. 333-44644 and is incorporated herein by reference.

Item 27. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------
Gumer C. Alvero                       1765 Ameriprise Financial Center          Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 Ameriprise Financial Center           Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Walter S. Berman                      AMEX Tower WFC                            Vice President and Treasurer
                                      200 Vesey St.
                                      New York, NY

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY  12203                         Operating Officer, Consumer Affairs
                                                                                Officer, Claims Officer and Money Laundering
                                                                                Prevention Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Minneapolis, MN 55431-1253

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Ronald L. Guzior                      Bollam, Sheedy, Torani                    Director
                                      & Co. LLP CPA's
                                      26 Computer Drive West
                                      Albany, NY 12205

Lorraine R. Hart                      257 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN  55474

Paul R. Johnston                      50605 Ameriprise Financial Center         Secretary
                                      Minneapolis, MN 55474

Michelle M. Keeley                    257 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN 55474

Jean B. Keffeler                      1010 Swingley Rd.                         Director
                                      Livingston, MT 59047

Eric L. Marhoun                                                                 Assistant General Counsel

Thomas R. McBurney                    4900 IDS Center                           Director
                                      80 South Eighth Street
                                      Minneapolis, MN 55402

Mary Ellyn Minenko                    50607 Ameriprise Financial Center         Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Thomas W. Murphy                      264 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN  55474

B. Roger Natarajan                                                              Vice President and Chief Actuary

Thomas V. Nicolosi                    Ameriprise Financial Services Inc.        Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     5009 World Financial Center               Director
                                      200 Vesey Street
                                      New York, NY 10285-5009

Scott R. Plummer                                                                38a-1 Chief Compliance Officer

Heather M. Somers                                                               General Counsel

Richard M. Starr                      World Financial Center                    Director
                                      200 Vesey Street
                                      New York, NY 10285

David K. Stewart                                                                Vice President and Controller

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

     Advisory Capital Income LLC                                                        Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Credit Opportunities GP LLC                                               Delaware
     Advisory European (General Partner) LLC                                            George Town
     Advisory Quantitative Equity (General Partner) LLC                                 Delaware
     Advisory Select LLC                                                                Delaware
     AEXP Affordable Housing LLC                                                        Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management (Australia)                                      NSW Australia
     American Express Asset Management Company S.A.                                     Luxembourg
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Indiana Inc.                                  Indiana
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Partners Life Insurance Company                                           Arizona
     Ameriprise Auto & Home Insurance                                                   Wisconsin
     Ameriprise Certificate Company                                                     Delaware
     Ameriprise Financial Inc.                                                          Delaware
     Ameriprise Financial Services Inc.                                                 Delaware
     Ameriprise Trust Company                                                           Minnesota
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation                                        Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Realty Assets, Inc.                                                                Nebraska
     RiverSource Investments, LLC                                                       Minnesota
     RiverSource Services Corporation                                                   Minnesota
     RiverSource Tax Advantage Investments Inc.                                         Delaware
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska
     Threadneedle Asset Management Holdings Ltd.                                        England

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30  Principal Underwriter

(a) Ameriprise Financial Services, Inc. acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free Income Trust; World Trust;  Ameriprise
          Certificate Company; Advisory Hedged Opportunity Fund.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Riversource Investments

         John M. Baker                                  Vice President - Chief
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President and Treasurer

         Walter S. Berman                               Director

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund
                                                        Business Development

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - RL HR/US Retail

         James M. Cracchiolo                            Director, President, Chairman of
                                                        the Board and Chief Executive
                                                        Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee
                                                        Communications

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -
         625 Kenmor Ave South East                      Greater Michigan
         Suite 301
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Peter A. Gallus                                Vice President - CAO - AEFA
                                                        Investment Management

        Laura C. Gagnon                                 Vice President - Investor Relations

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         John C. Greiber                                Group Vice President -
                                                        Minnesota/Iowa

         Martin T. Griffin                              Vice President and National Sales
                                                        Manager External Channel

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

        Kelli A. Hunter                                 Executive Vice President -
                                                        Human Resources

         Debra A. Hutchinson                            Vice President - Technologies I

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Compensation and Licensing
                                                        Services

         Gregory C. Johnson                             Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Paul R. Johnston                               Secretary

         Nancy E. Jones                                 Vice President - Advisor
                                                        Marketing

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President and
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Neysa A. Alecu                                 Money Laundering Prevention
                                                        Officer

         Benji Orr                                      Deputy Money Laundering
                                                        Prevention Officer

         Robert Whalen                                  Group Vice President -
         939 West North Ave                             Chicago Metro
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President - Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Retirement Services

         Diane D. Lyngstad                              Chief Financial Officer and
                                                        Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President - Equity Research

         Timothy J. Masek                               Vice President -
                                                        Fixed Income Research

         Frank A. McCarthy                              Vice President - External
                                                        Products Group and Personal
                                                        Trust Services

         Mark T. McGannon                               Vice President and General
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President and LFO
                                                        Officer - Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Jeffrey McGregor                               Vice President and National
                                                        Sales Manager for Distribution

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Jeryl A. Millner                               Senior Vice President

         Penny J. Meier                                 Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -
                                                        Technologies

         Rebecca A. Nash                                Vice President - Service
                                                        Operations

         B. Roger Natarajan                             Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Geoffery Oprandy                               Group Vice President - Southwest
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ  85028

         Kristi L. Petersen                             Vice President - ONE Account
                                                        and Cash

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Michael J. Rearden                             Group Vice President -
         1800 S. Pine Island Road, Suite 510            Southern Florida
         Plantation, FL  33324

         Ralph D. Richardson III                        Group Vice President -
         Suite 100                                      Carolinas
         5511 Capital Center Drive
         Raleigh, NC  27606

         Mark A. Riordan                                Vice President - Finance
                                                        Emerging Technologies

         ReBecca K. Roloff                              Senior Vice President -
                                                        GFS

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Andrew C. Schell                               Vice President - Strategy
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Martin S. Solhaug                              Vice President - International
                                                        Comp and Benefits

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget M. Sperl                               Senior Vice President -
                                                        Client Service Organization

         Kathy Stalwick                                 Vice President

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President and Controller

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I

         John T. Sweeney                                Vice President, Lead Financial
                                                        Officer - Banking, Brokerage
                                                        and Managed Products

         Joseph E. Sweeney                              Senior Vice President,
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         601 108th Ave North East                        Pacific Northwest
         Suite 1800
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President and
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                      Vice President - Technologies III

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer - Asset
                                                        Management and Insurance

         Phil Wentzel                                   Vice President - Finance

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Gayle W. Winfree                               Group Vice President -
         1 Galleria Blvd. Suite 1900                    Delta States
         Metairie, LA  70001

         Michael D. Wolf                                Vice President - Equity Senior
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk
                                                        Management

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         John Woerner                                   Senior Vice President - Strategic
                                                        Planning and Business Development

* Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company of New York) at 20 Madison Avenue Extension, Albany, NY 12203.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 3rd day of October, 2005.


                         IDS Life of New York Account 8
                         -----------------------------------------------------
                                           (Registrant)

                         By IDS Life Insurance Company of New York
                         -----------------------------------------
                                           (Sponsor)

                         By /s/ Timothy V. Bechtold*
                            -------------------------
                                Timothy V.Bechtold
                                President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 3rd day of October, 2005.

Signature                              Title


/s/  Gumer C. Alvero*                  Director and Vice President - Annuities
-----------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*              Director, President and Chief
-----------------------------          Executive Officer
     Timothy V. Bechtold               (Chief Executive Officer)

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
-----------------------------          Officer, Consumer Affairs Officer, Claims
     Maureen A. Buckley                Officer and Money Laundering Prevention
                                       Officer

/s/  Rodney P. Burwell*                Director
-----------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
-----------------------------
     Robert R. Grew

/s/  Ronald L. Guzior*                 Director
-----------------------------
     Ronald L. Guzior

/s/  Jean B. Keffeler*                 Director
-----------------------------
     Jean B. Keffeler

/s/  Thomas R. McBurney*               Director
-----------------------------
     Thomas R. McBurney

Signature                              Title


/s/  Thomas V. Nicolosi*               Director
-----------------------------
     Thomas V. Nicolosi

/s/  David K. Stewart*                 Vice President and Controller
-----------------------------          (Principal Financial Officer)
     David K. Stewart                  (Principal Accounting Officer)

/s/  Michael R. Woodward*              Director
-----------------------------
     Michael R. Woodward

* Signed pursuant to Power of Attorney dated April 13, 2005, filed electronically as Exhibit (r)(1) to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-44644 and is incorporated by reference, by:


/s/ Mary Ellyn Minenko
-------------------------
    Mary Ellyn Minenko
    Assistant General Counsel and Assistant Secretary

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 19
                    TO REGISTRATION STATEMENT NO. 333-44644

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     Prospectus for:

     IDS Life of New York Variable Universal Life IV/IDS Life of New York Variable Universal Life IV-Estate Series

     IDS Life of New York Variable Universal Life III filed electronically as Part A to Post-Effective Amendment No. 13 to Registration Statement No. 333-44644 filed on or about April 28, 2005 is incorporated herein by reference.

Part B.

     Combined Statement of Additional Information for IDS Life of New York Variable Universal Life III and the Financial Statements of IDS Life of New York Account 8 dated April 30, 2005 and filed electronically as Part B to Post-Effective Amendment No. 13 to Registration Statement No. 333-44644 filed on or about April 28, 2005 is incorporated herein by reference.

     Combined Statement of Additional Information for IDS Life of New York Variable Universal Life III and IDS Life of New York Variable Universal Life IV/IDS Life of New York Variable Universal Life IV-Estate Series and the Financial Statements of IDS Life of New York Account 8 dated Oct. 3, 2005.

Part C.

Other information.

The signatures.

Exhibits.